UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/05

Date of reporting period: 07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Old Westbury Large Cap Equity Fund

Portfolio of Investments	July 31, 2005

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (98.2%):
CONSUMER DISCRETIONARY (11.0%):
40,600	Federated Department Stores, Inc.	$3,080,322
40,200	Lowe’s Cos., Inc.	2,662,044
195,650	McDonald’s Corp.	6,098,411
55,750	NIKE, Inc. - Class B	4,671,850
182,100	Viacom, Inc. - Class B	6,098,528
92,545	Wal-Mart Stores, Inc.	4,567,096
233,000	Walt Disney Co. (The)	5,974,120

		33,152,371

CONSUMER STAPLES (8.2%):
160,930	Avon Products, Inc.	5,264,020
71,950	Coca-Cola Co. (The)	3,148,532
97,700	Hershey Foods Corp.	6,240,099
97,750	PepsiCo, Inc.	5,330,308
81,500	Procter & Gamble Co.	4,533,845

		24,516,804

ENERGY (7.9%):
67,850	Baker Hughes, Inc.	3,836,239
55,020	ConocoPhillips	3,443,702
124,990	Devon Energy Corp.	7,010,689
161,950	Exxon Mobil Corp.	9,514,562

		23,805,192

FINANCIALS (18.5%):
54,050	Allstate Corp. (The)	3,311,103
118,435	American Express Co.	6,513,925
149,800	Bank of America Corp.	6,531,280
66,500	Citigroup, Inc.	2,892,750
92,000	Genworth Financial, Inc.	2,885,120
62,575	Goldman Sachs Group, Inc. (The)	6,725,561
31,150	Lehman Brothers Holdings, Inc.	3,274,800
103,350	Mellon Financial Corp.	3,148,041
74,100	Principal Financial Group	3,256,695
113,460	Prudential Financial, Inc.	7,590,473
204,200	U.S. Bancorp	6,138,252
50,325	Wells Fargo & Co.	3,086,936

		55,354,936

HEALTH CARE (16.3%):
81,330	Amgen, Inc. (b)	6,486,068
169,850	Baxter International, Inc.	6,670,010
82,350	Biomet, Inc.	3,140,006
139,600	Gilead Sciences, Inc. (b)	6,255,476
122,480	Johnson & Johnson	7,833,820
145,975	Medtronic, Inc.	7,873,891
177,010	Pfizer, Inc.	4,690,765
112,000	UnitedHealth Group, Inc.	5,857,600

		48,807,636

INDUSTRIALS (10.3%):
81,580	3M Co.	6,118,500

30,255	FedEx Corp.	2,544,143
182,985	General Electric Co.	6,312,982
32,550	Illinois Tool Works, Inc.	2,787,908
54,500	Northrop Grumman Corp.	3,022,025
135,500	Tyco International, Ltd.	4,128,685
119,420	United Technologies Corp.	6,054,594

		30,968,837

INFORMATION TECHNOLOGY (18.0%):
77,900	Adobe Systems, Inc.	2,308,956
146,500	Analog Devices, Inc.	5,742,800
241,955	Cisco Systems, Inc. (b)	4,633,438
111,345	Dell, Inc. (b)	4,506,132
50,400	eBay, Inc. (b)	2,105,712
170,500	Intel Corp.	4,627,370
31,570	International Business Machines Corp.	2,634,832
295,350	Microsoft Corp.	7,563,914
343,110	Motorola, Inc.	7,267,070
85,600	Network Appliance, Inc. (b)	2,183,656
57,900	QUALCOMM, Inc.	2,286,471
174,355	VeriSign, Inc. (b)	4,587,280
111,900	Yahoo!, Inc. (b)	3,730,746

		54,178,377

MATERIALS (2.9%):
64,970	E.I. du Pont de Nemours & Co.	2,772,920
87,090	Monsanto Co.	5,867,253

		8,640,173

TELECOMMUNICATION SERVICES (2.2%):
244,800	Sprint Corp.	6,585,120

UTILITIES (2.9%):
48,700	Entergy Corp.	3,795,678
134,300	PG&E Corp.	5,053,709

		8,849,387

Total COMMON STOCKS (Cost $246,783,338)		294,858,833

INVESTMENT COMPANY (2.1%):
6,156,577	SEI Daily Income Government II Fund	6,156,577

Total INVESTMENT COMPANY (Cost $6,156,577)		6,156,577

Total Investments (Cost $252,939,915) (a) - 100.3%		301,015,410
Liabilities in excess of other assets - (0.3)%		(857,023)

NET ASSETS - 100.0%		$300,158,387

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$53,862,881
Unrealized depreciation	(5,787,386)

Net unrealized appreciation	$48,075,495

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

Old Westbury Mid Cap Equity Fund

Portfolio of Investments	July 31, 2005

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (93.3%):
CONSUMER DISCRETIONARY (15.9%):
333,000	Brinker International, Inc. (b)	$13,619,700
480,000	Dick’s Sporting Goods, Inc. (b)	19,065,600
355,781	Dollar Tree Stores, Inc. (b)	8,890,967
366,000	E.W. Scripps Co. - Class A (The)	18,493,980
878,376	Gentex Corp.	15,652,660
412,350	Lamar Advertising Co. (b)	18,147,524
185,000	Manpower, Inc.	8,843,000
455,243	Tiffany & Co.	15,491,919
290,000	Williams-Sonoma, Inc. (b)	12,806,400

		131,011,750

CONSUMER STAPLES (4.7%):
415,500	BJ’s Wholesale Club, Inc. (b)	13,250,295
12,000	Colgate-Palmolive Co.	635,280
616,700	Cott Corp. (b)	14,307,440
221,000	Ralcorp Holdings, Inc.	9,503,000
25,000	Sysco Corp.	901,500

		38,597,515

ENERGY (3.4%):
71,000	Noble Energy, Inc.	5,858,210
349,800	Weatherford International, Ltd. (b)	22,135,344

		27,993,554

FINANCIALS (14.2%):
562,200	Arthur J. Gallagher & Co.	15,679,758
495,900	Associated Banc-Corp.	16,890,354
15,000	Citigroup, Inc.	652,500
412,670	Federated Investors, Inc. - Class B	13,180,680
160,500	Legg Mason, Inc.	16,395,075
151,000	Merrill Lynch & Co., Inc.	8,875,780
411,300	Protective Life Corp.	17,916,228
506,500	SEI Investments Co.	19,581,290
262,500	South Financial Group, Inc. (The)	7,602,000

		116,773,665

HEALTH CARE (15.3%):
154,200	Affymetrix, Inc. (b)	7,199,598
221,500	C.R. Bard, Inc.	14,793,985
377,000	Celgene Corp. (b)	18,039,450
491,500	Community Health Systems, Inc. (b)	18,976,815
127,500	Cooper Cos., Inc. (The)	8,759,250
343,000	Fisher Scientific International, Inc. (b)	22,998,150
104,800	Invitrogen Corp. (b)	8,988,696
15,000	Medtronic, Inc.	809,100
302,250	Zimmer Holdings, Inc. (b)	24,893,310

		125,458,354

INDUSTRIALS (22.1%):
328,868	Allegheny Technologies, Inc.	9,560,193
256,800	Avery-Dennison Corp.	14,552,856
239,200	Dover Corp.	9,869,392

332,020	Expeditors International of Washington, Inc.	18,277,701
503,300	Goodrich Corp.	22,265,992
744,000	Herman Miller, Inc.	23,755,920
671,700	JetBlue Airways Corp. (b)	14,105,700
762,300	Joy Global, Inc.	31,307,661
613,300	Thomas & Betts Corp. (b)	20,711,141
294,200	W.W. Grainger, Inc.	18,334,544

		182,741,100

INFORMATION TECHNOLOGY (10.0%):
16,000	Analog Devices, Inc.	627,200
40,000	Applied Materials, Inc.	738,400
218,500	CDW Corp.	13,547,000
26,000	Cisco Systems, Inc. (b)	497,900
375,500	Cognos, Inc. (b)	14,689,560
508,900	FactSet Research Systems, Inc.	18,666,452
370,000	Fiserv, Inc. (b)	16,416,900
26,600	Intel Corp.	721,924
492,500	Microchip Technology, Inc.	15,301,975
19,500	Microsoft Corp.	499,395
25,000	Oracle Corp. (b)	339,500

		82,046,206

MATERIALS (6.7%):
427,000	Bowater, Inc.	14,436,870
10,000	Ecolab, Inc.	335,800
595,000	Pactiv Corp. (b)	13,101,900
389,800	Vulcan Materials Co.	27,379,552

		55,254,122

TELECOMMUNICATION SERVICES (1.0%):
74,000	Telephone & Data Systems, Inc. - Special Shares	2,826,800
74,000	Telephone and Data Systems, Inc.	2,948,900
50,000	U.S. Cellular Corp. (b)	2,607,500

		8,383,200

Total COMMON STOCKS (Cost $600,753,192)		768,259,466

INDEX-LINKED TRUST (4.1%):
254,500	S&P 400 Mid-Cap Depositary Receipt	33,474,385

Total INDEX-LINKED TRUST (Cost $21,822,733)		33,474,385

INVESTMENT COMPANY (2.8%):
22,725,990	Federated Trust for U.S. Treasury Obligations	22,725,990

Total INVESTMENT COMPANY (Cost $22,725,990)		22,725,990

Total Investments (Cost $645,301,915) (a) - 100.2%		824,459,841
Liabilities in excess of other assets - (0.2)%		(1,795,739)

NET ASSETS - 100.0%		$822,664,102

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$196,935,112
Unrealized depreciation	(17,777,186)

Net unrealized appreciation	$179,157,926

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

Old Westbury Global Small Cap Fund

Portfolio of Investments	July 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS (90.8%):
AUSTRALIA (2.3%):
CONSUMER DISCRETIONARY (0.3%):
47,753	ABC Learning Centres Ltd.	$195,220
23,073	Amalgamated Holdings Ltd.	85,591
237,688	Austar United Communications Ltd. (b)	198,839
103,629	Austereo Group Ltd.	139,255
15,389	Colorado Group Ltd.	56,038
94,052	David Jones Ltd.	148,102
8,673	Fantastic Holdings Ltd.	24,163
7,639	Fleetwood Corp. Ltd.	37,822
15,525	Invocare Ltd.	50,304
16,253	JB Hi-Fi Ltd.	41,835
105,300	Pacific Brands Ltd.	189,730
16,671	Prime Television Ltd.	40,008
30,995	Repco Corp. Ltd.	65,702
3,855	Southern Cross Broadcasting Australia Ltd.	37,327
27,843	STW Communications Group Ltd.	64,923
21,214	Village Roadshow Ltd. (b)	44,166
25,284	Village Roadshow Ltd., Preferred Shares (b)	41,154

		1,460,179

CONSUMER STAPLES (0.1%):
26,772	ABB Grain Ltd.	135,593
65,687	Australian Agricultural Co. Ltd.	89,264
112,636	Futuris Corp. Ltd.	179,924
10,055	GrainCorp Ltd.	87,236
23,353	McGuigan Simeon Wines Ltd.	70,895
39,859	Ridley Corp. Ltd.	43,453
6,071	Select Harvests Ltd.	45,593

		651,958

ENERGY (0.2%):
30,551	ARC Energy Ltd. (b)	44,061
76,071	Australian Worldwide Exploration Ltd. (b)	116,332
50,045	Centennial Coal Co. Ltd.	188,677
33,955	Felix Resources Ltd. (b)	60,409
106,415	Hardman Resources Ltd. (b)	197,379
100,881	New Hope Corp. Ltd.	98,903
58,554	Paladin Resources Ltd. (b)	75,137
26,544	ROC Oil Co. Ltd. (b)	47,425
27,977	Tap Oil Ltd. (b)	58,881

		887,204

FINANCIALS (0.3%):
24,066	Adelaide Bank Ltd.	223,188
174,160	Australand Property Group	215,574
18,120	Bank of Queensland Ltd.	163,106
17,157	Bendigo Bank Ltd.	127,810
38,303	Count Financial Ltd.	42,917
36,625	FKP Property Group	92,055
12,221	Investor Group Ltd.	42,467

16,163	IOOF Holdings Ltd.	84,553
30,272	OAMPS Ltd.	66,232
26,469	SFE Corp. Ltd.	221,827
40,625	Sunland Group Ltd.	48,440
163,262	Thakral Holdings Group	90,845

		1,419,014

HEALTH CARE (0.2%):
51,637	Arrow Pharmaceuticals Ltd.	93,040
63,310	Australian Pharmaceutical Industries Ltd.	156,250
17,013	Cellestis Ltd. (b)	38,382
32,367	Healthscope Ltd.	122,029
14,479	Novogen Ltd. (b)	55,355
25,835	Primary Health Care Ltd.	182,286
16,159	Ramsay Health Care Ltd.	104,840
30,009	Sigma Co. Ltd.	212,419

		964,601

INDUSTRIALS (0.4%):
77,624	Adsteam Marine Ltd.	121,646
13,177	Alesco Corp. Ltd.	76,514
28,945	Austal Ltd. (b)	36,157
5,000	Boom Logisitics Ltd.	10,523
26,490	Cabcharge Australia Ltd.	97,264
43,298	Coates Hire Ltd.	157,340
20,084	Corporate Express Australia Ltd.	92,901
17,181	Crane Group Ltd.	110,560
60,810	GWA International Ltd.	140,873
28,803	Hills Industries Ltd.	98,125
78,985	PMP Ltd. (b)	83,715
12,601	Reece Australia Ltd.	119,246
28,501	Salmat Ltd.	104,217
43,741	SAR African Oxygen Ltd.	164,165
31,200	Spotless Group Ltd.	129,911
27,741	Transfield Services Ltd.	155,832
21,009	United Group Ltd.	146,645

		1,845,634

INFORMATION TECHNOLOGY (0.1%):
63,500	Baycorp Advantage Ltd.	185,082
32,057	Commander Communications Ltd.	58,488
16,525	iiNET Ltd.	37,907
19,221	Iress Market Technology Ltd.	64,026
47,560	MYOB Ltd.	40,687
13,764	Redflex Holdings Ltd. (b)	32,928

		419,118

MATERIALS (0.6%):
136,390	Adelaide Brighton Ltd.	200,315
42,185	Bendigo Mining Ltd. (b)	37,046
18,680	Brickworks Ltd.	148,631
7,156	Campbell Brothers Ltd.	53,092
36,942	Consolidated Minerals Ltd.	114,107
48,101	Fortescue Metals Group Ltd. (b)	109,246
55,478	Great Southern Plantations Ltd.	128,940
34,637	Gunns Ltd.	99,907
19,019	Iluka Resources Ltd.	118,644
23,980	Jubilee Mines NL	145,234
31,549	MaCarthur Coal Ltd.	176,745
6,631	Magnesium International Ltd. (b)	6,928
116,599	Minara Resources Ltd.	165,952

267,490	Oxiana Ltd. (b)	197,443
85,192	PaperlinX Ltd.	227,670
9,794	Sims Group Ltd.	118,634
97,749	Smorgon Steel Group Ltd.	93,242
30,600	Ticor Ltd.	40,541
57,982	TimberCorp. Ltd.	97,888

		2,280,205

TELECOMMUNICATION SERVICES (0.0%):
63,352	SP Telemedia Ltd.	78,656

UTILITIES (0.1%):
54,920	Australian Pipeline Trust	157,579
24,862	Energy Developments Ltd.	80,935
136,900	Envestra Ltd.	121,261
25,700	GasNet Australia Group	52,143

		411,918

		10,418,487

AUSTRIA (0.4%):
CONSUMER DISCRETIONARY (0.1%):
3,058	BetandWin.com Interactive Entertainment AG (b)	231,232

CONSUMER STAPLES (0.0%):
566	Agrana Beteiligungs AG	51,885

ENERGY (0.0%):
862	Schoeller-Bleckmann Oilfield Equipment AG	24,040

FINANCIALS (0.0%):
5,874	CA Immobilien Anlagen AG (b)	146,938
2,384	Conwert Immobilien Invest AG (b)	40,384
2,500	Sparkassen Immobilien AG (b)	24,858

		212,180

INDUSTRIALS (0.1%):
2,311	Andritz AG	221,348
2,439	BWT AG	99,666
3,121	Flughafen Wien AG	200,763

		521,777

MATERIALS (0.2%):
2,228	Boehler-Uddeholm AG	337,699
1,891	Constantia Packaging AG	68,238
635	Mayr-Melnhof Karton AG	91,011
5,405	RHI AG (b)	162,078

		659,026

		1,700,140

BELGIUM (0.5%):
CONSUMER DISCRETIONARY (0.1%):
674	D’ieteren SA	148,743
750	Quick Restaurants SA	16,706
740	Roularta Media Group NV	51,370
65	Van De Velde NV	10,995

		227,814

ENERGY (0.0%):
615	Exmar NV	47,876

FINANCIALS (0.1%):
5,614	Ackermans & Van Haaren	242,204

50	Banque Nationale de Belgique	210,380
1,479	Cofinimmo	229,732
643	Warehouses De Pauw SCA	30,758

		713,074

HEALTH CARE (0.1%):
3,415	Innogenetics (b)	37,889
4,938	Omega Pharma SA	278,724

		316,613

INDUSTRIALS (0.2%):
4,312	Bekaert SA	339,072
4,983	C.M.B. (Company Maritime Belge) NPV	148,034
45	CFE (CIE Francois D’enter)	19,644
3,050	Deceuninck NV	99,854
3,015	Solvus SA (b)	83,464

		690,068

INFORMATION TECHNOLOGY (0.0%):
167	Icos Vision Systems NV (b)	5,002
5,034	Melexis NV	61,041
4,735	Telindus Group NV (b)	59,998

		126,041

MATERIALS (0.0%):
6,295	Tessenderlo Chemie NV	218,306

		2,339,792

BRAZIL (1.0%):
CONSUMER DISCRETIONARY (0.0%):
720,000	Companhia de Tecidos Norte de Minas SA	53,948
2,400,000	Lojas Americanas SA	47,990
326,000	NET Servicos de Comunicacao SA (b)	86,457

		188,395

CONSUMER STAPLES (0.1%):
8,900	Perdigao SA	207,935
179,000	Sadia SA	357,925

		565,860

ENERGY (0.0%):
10,000	Cia Brasileira de Petroleo Ipiranga SA	97,832
1,300	Refinaria Petroleo Ipiranga SA	25,502
5,600,000	Ultrapar Participacoes SA	92,056

		215,390

INDUSTRIALS (0.1%):
6,000	All America Latina Logistica SA	34,098
12,000	Gol Linhas Aereas Inteligentes SA	178,320
20,900	Marcopolo SA	41,703
93,200	Weg SA	282,484

		536,605

MATERIALS (0.5%):
10,000	Acesita SA	114,923
370,000	Caemi Mineracao e Metalurgica SA	400,294
23,500	Cia Petroquimica do Sul SA (b)	289,657
54,500	Confab Industrial SA	75,481
236,000	Klabin SA	397,390
26,500	Metalurgica Gerdau SA	359,209
52,600	Ripasa SA Papel e Celulose SA	69,750
30,000	Suzano Bahia Sul Papel e Celulose SA	123,637
24,900	Suzano Petroquimica SA	43,920
86,000	Uniao de Industrias Petroquimicas SA	97,386
16,000	Votorantim Celulose e Papel SA	192,633

		2,164,280

TELECOMMUNICATION SERVICES (0.2%):
4,263	Celular CRT Participacoes SA	86,121
158,600,000	Embratel Participacoes SA (b)	309,790
2,000	Tele Sudeste Celular Participacoes SA	15,997
60,000,000	Telemig Cellular Participacoes SA	96,232
141,000,000	Tim Participacoes SA	228,520

		736,660

UTILITIES (0.1%):
114,000	Centrais Eletricas de Santa Catarina SA	51,829
27,800,000	Companhia Paranaense de Energia-Copel SA	154,243
1,870,000	Electropaulo Metropolitana SA (b)	67,747

		273,819

		4,681,009

CANADA (2.4%):
CONSUMER DISCRETIONARY (0.5%):
8,200	Alliance Atlantis Communications, Inc. (b)	208,753
3,400	Chum Ltd. - Class B	93,086
9,300	Cinram International, Inc.	176,332
2,900	Cogeco Cable, Inc.	75,131
1,400	Corus Entertainment, Inc. - Class B	35,652
1,000	Dorel Industries, Inc. - Class A (b)	30,239
5,600	Dorel Industries, Inc. - Class B (b)	168,238
5,500	Forzani Group Ltd. (The) - Class A (b)	57,400
12,400	Hudson’s Bay Co	144,613
6,800	Imax Corp. (b)	69,189
10,800	Intrawest Corp.	265,587
2,000	Leon’s Furniture Ltd.	62,520
17,400	Linamar Corp.	223,970
6,300	Lions Gate Entertainment Corp. (b)	64,256
4,100	Mega Bloks, Inc. (b)	85,545
9,400	Reitman’s Ltd. - Class A	133,364
5,700	TVA Group, Inc. - Class B	102,484
4,200	Uni-Select, Inc.	97,140
400	Wescast Industries, Inc. - Class A	8,941

		2,102,440

CONSUMER STAPLES (0.1%):
6,400	Agricore United	46,028
4,100	Canada Bread Co. Ltd.	164,691
600	Corby Distilleries Ltd. - Class A	35,747
1,100	Empire Co. Ltd.	33,694
13,800	Saskatchewan Wheat Pool (b)	74,774
2,500	Van Houtte, Inc.	41,067
6,600	Vincor International, Inc. (b)	155,669

		551,670

ENERGY (0.5%):
1,200	Akita Drilling Ltd. - Class A	16,378
3,533	Alberta Clipper Energy, Inc. (b)	13,571
19,000	Blackrock Ventures, Inc. (b)	151,087
4,000	Calfrac Well Services Ltd.	122,916
4,300	Celtic Exploration Ltd. (b)	40,378
19,600	Centurion Energy International, Inc. (b)	211,442
3,800	CHC Helicopter Corp.	80,435
3,533	Ember Resources, Inc. (b)	20,500
4,200	Enerflex Systems Ltd.	89,416
11,200	Fairborne Energy Trust	118,810
3,733	Fairquest Energy Ltd. (b)	23,644

2,933	Highpine Oil & Gas Ltd. (b)	50,329
10,800	International Uranium Corp. (b)	56,842
25,600	Ivanhoe Energy, Inc. (b)	56,280
3,200	Kick Energy Corp. (b)	24,714
4,200	Nuvista Energy Ltd. (b)	54,920
400	Paramount Resources Ltd. (b)	7,453
4,400	Pason Systems, Inc.	86,662
5,500	Petrobank Energy & Resources Ltd. (b)	24,273
4,700	Real Resources, Inc. (b)	84,543
7,200	Rider Resources Ltd. (b)	83,616
5,800	Savanna Energy Services Corp. (b)	104,756
11,200	ShawCor Ltd.	172,906
4,600	Tesco Corp. (b)	57,632
5,300	Thunder Energy Trust, Inc.	53,710
5,600	Transglobe Energy Corp. (b)	37,483
12,600	True Energy, Inc. (b)	47,780
77,500	UTS Energy Corp. (b)	222,949

		2,115,425

FINANCIALS (0.2%):
1,200	BPO Properties Ltd.	38,738
5,700	Canadian Western Bank	144,736
5,100	Dundee Corp. - Class A (b)	116,288
5,300	Home Capital Group, Inc.	173,216
13,600	Kingsway Financial Services, Inc.	242,302
2,600	Laurentian Bank of Canada	57,903
1,200	Morguard Corp.	30,402

		803,585

HEALTH CARE (0.2%):
3,300	AEterna Zentaris, Inc. (b)	15,912
7,700	Axcan Pharma, Inc. (b)	117,426
5,300	Cangene Corp. (b)	38,204
8,000	Cardiome Pharma Corp. (b)	56,228
12,600	Extendicare, Inc.	185,560
7,100	ID Biomedical Corp. (b)	145,354
4,900	Neurochem, Inc. (b)	54,422
14,200	Patheon, Inc. (b)	105,606
6,200	QLT, Inc. (b)	53,001
14,000	TLC Vision Corp. (b)	137,872
16,500	Vasogen, Inc. (b)	91,022

		1,000,607

INDUSTRIALS (0.2%):
16,500	ATS Automation Tooling Systems, Inc. (b)	201,462
4,200	FirstService Corp. (b)	101,396
7,900	Husky Injection Molding Systems Ltd. (b)	26,794
5,100	Hydrogenics Corp. (b)	18,173
16,400	Magellan Aerospace Corp. (b)	41,013
5,500	Martinrea International, Inc. (b)	27,554
1,200	Mullen Group Income Fund	22,802
1,900	Richelieu Hardware Ltd.	36,025
10,100	Royal Group Technologies Ltd. (b)	100,125
11,600	Russel Metals, Inc.	152,537
3,200	Stantec, Inc. (b)	84,995
2,400	Teknion Corp. (b)	13,436
1,400	Transat A.T., Inc. - Class A (b)	26,053
2,800	Wajax Ltd.	49,542
17,600	Westaim Corp. (b)	69,761
6,000	Zenon Environmental, Inc. (b)	131,906

		1,103,574

INFORMATION TECHNOLOGY (0.2%):
1,300	Aastra Technologies Ltd. (b)	29,589
2,800	Dalsa Corp. (b)	28,604
23,100	Emergis, Inc. (b)	60,412
19,600	Geac Computer Corp. Ltd. (b)	189,016
4,000	GSI Group, Inc. (b)	39,490
3,400	Hummingbird Ltd. (b)	64,188
4,900	Leitch Technology Corp. (b)	41,407
6,700	MacDonald Dettwiler & Associates Ltd. (b)	183,434
1,900	Mosaid Technologies, Inc.	30,450
8,200	Open Text Corp. (b)	98,915

		765,505

MATERIALS (0.5%):
6,800	Algoma Steel, Inc. (b)	170,610
21,300	AUR Resources, Inc.	128,120
43,000	Bema Gold Corp. (b)	93,830
20,000	Cambior, Inc. (b)	42,498
6,800	Canam Group, Inc. (b)	38,846
9,600	Canico Resource Corp. (b)	108,035
10,600	Cascades, Inc.	99,537
5,900	CCL Industries - Class B	135,735
29,000	Crystallex International Corp. (b)	80,108
53,600	Eldorado Gold Corp. (b)	144,995
5,100	First Quantum Minerals Ltd.	110,453
6,400	Inmet Mining Corp. (b)	96,241
3,000	International Forest Products (b)	16,427
6,300	Intertape Polymer Group, Inc. (b)	49,943
3,200	Major Drilling Group International (b)	36,561
37,300	Norske Skog Canada Ltd. (b)	96,939
8,400	North American Palladium Ltd. (b)	41,533
18,400	Northern Orion Resources, Inc. (b)	45,263
9,000	PAN American Silver Corp. (b)	141,443
28,700	Sherritt International Corp.	251,910
9,200	Sino-Forest Corp. (b)	20,677
4,800	St. Lawrence Cement Group, Inc. - Class A	101,210
20,100	Tahera Diamond Corp. (b)	6,571
10,800	Western Silver Corp. (b)	100,268
2,000	Winpak Ltd.	19,206
20,200	Yamana Gold, Inc. (b)	74,619

		2,251,578

TELECOMMUNICATION SERVICES (0.0%):
7,200	Stratos Global Corp. (b)	42,543

UTILITIES (0.0%):
11,400	Canadian Hydro Developers, Inc. (b)	38,199

		10,775,126

CHILE (0.3%):
CONSUMER STAPLES (0.1%):
37,174	Farmacias Ahumada SA	94,637
179,728	Vina Concha y Toro SA	346,774
7,044,884	Vina San Pedro SA	86,842

		528,253

FINANCIALS (0.0%):
141,474	Parque Arauco SA	104,889

HEALTH CARE (0.0%):
164,971	Banmedica SA (b)	137,635

INDUSTRIALS (0.0%):
1,076,958	Madeco SA (b)	117,075

MATERIALS (0.1%):
18,632	Cementos Bio-Bio SA	47,433
12,619	Cristalerias de Chile SA	144,281
200,535	Industrias Forestales SA	48,365

		240,079

UTILITIES (0.1%):
2,452,926	Colbun SA	305,219

		1,433,150

DENMARK (0.5%):
CONSUMER DISCRETIONARY (0.0%):
3,050	Bang & Olufsen A/S - Class B	215,641

CONSUMER STAPLES (0.1%):
450	Aarhus United A/S	39,496
1,300	East Asiatic Co. Ltd. A/S	102,265
1,125	Royal Unibrew A/S	98,373

		240,134

FINANCIALS (0.2%):
1,300	Alm. Brand Skadesforsikring A/S (b)	50,710
320	Amagerbanken A/S	62,777
90	Fionia Bank A/S	21,357
925	Forstaedernes Bank A/S	104,789
245	Ringkjoebing Landbobank A/S	115,081
260	Sjaelso Gruppen A/S	50,753
725	Spar Nord Bank A/S	114,773
17,870	Sydbank A/S (b)	431,312

		951,552

HEALTH CARE (0.1%):
1,875	Chr Hansen Holding A/S - Class B	292,559
4,400	Genmab A/S (b)	75,448

		368,007

INDUSTRIALS (0.1%):
950	DFDS A/S	68,711
7,600	FLSmidth & Co. A/S - Class B	151,318
4,800	NKT Holding A/S	190,359
1,000	Schouw & Co.	33,644

		444,032

INFORMATION TECHNOLOGY (0.0%):
700	SimCorp A/S	66,785

MATERIALS (0.0%):
2,400	Auriga Industries	76,065

		2,362,216

FINLAND (0.8%):
CONSUMER DISCRETIONARY (0.2%):
22,250	Amer Sports Oyj	434,370
8,650	Fiskars Corp. - Class A	116,424
550	Stockmann Oyj Abp	21,408
5,315	Stockmann Oyj Abp - Class B	214,095

		786,297

CONSUMER STAPLES (0.0%):
1,000	Hk-Ruokatalo Oyj	12,089

20,000	Raisio Plc - Class V	66,449

		78,538

FINANCIALS (0.1%):
14,900	OKO Bank	251,856
19,200	Pohjola Group Plc - Class D	292,413
11,400	Sponda Oyj	120,538

		664,807

INDUSTRIALS (0.3%):
12,200	Finnair Oyj	107,399
3,400	Finnlines Oyj	56,316
900	Jaakko Poyry Group Oyj	29,684
3,000	KCI Konecranes Oyj	136,049
5,400	Lassila & Tikanoja Oyj	101,753
800	Lemminkainen Oyj	24,833
17,900	Uponor Oyj	353,790
8,050	YIT-Yhtyma Oyj	281,120

		1,090,944

INFORMATION TECHNOLOGY (0.0%):
2,150	Elcoteq Network Oyj - Class A	43,016
10,700	Elektrobit Group Oyj	33,733
11,650	F-Secure Oyj (b)	25,710
2,800	Perlos Oyj	21,152
1,000	Vaisala Oyj	25,088

		148,699

MATERIALS (0.2%):
11,750	Huhtamaki Oyj	203,313
9,800	Kemira Oyj	130,120
26,600	Rautaruukki Oyj	458,009

		791,442

		3,560,727

FRANCE (1.7%):
CONSUMER DISCRETIONARY (0.5%):
2,053	Alain Afflelou SA (b)	59,745
1,402	Beneteau SA	113,476
298	Bricorama SA	17,344
17,208	Canal Plus	140,844
3,425	Club Mediterranee (b)	163,546
1,082	Damartex SA	35,949
24,701	Elior	330,664
1,280	Etam Developement SA (b)	41,285
3,592	Faurecia	256,976
504	Ipsos	55,552
1,306	Kaufman & Broad SA	88,286
1,266	Pierre & Vacances	93,872
1,356	Rodriguez Group	77,147
1,333	SEB SA	136,581
15	Societe des Bains de Mer et du Cercle des Etrangers a Monaco (b)	10,931
1,636	Societe du Louvre	289,033
573	Spir Communications	116,657
4,997	SR Teleperformance	151,661
1,044	Trigano SA	84,563

		2,264,112

CONSUMER STAPLES (0.2%):
902	Ales Groupe	15,586
629	Bonduelle S.C.A.	46,830
1,360	Bongrain SA	82,784
4,445	Groupe Bourbon	315,306

1,184	Guyenne et Gascogne SA	136,317
863	Laurent-Perrier	45,206
3,160	Provimi SA	75,676
3,925	Rallye SA	183,566
353	Taittinger SA	142,878
134	Vilmorin et Compagnie	23,788

		1,067,937

ENERGY (0.0%):
2,100	Compagnie Generale de Geophysique SA (b)	198,618

FINANCIALS (0.2%):
3,839	April Group	125,686
4,445	CBo Territoria (b)	15,631
886	Financiere Pour la Location d’Immeubles Industriels et Commerciaux	49,322
1,570	Foncia Groupe	43,786
156,504	SCOR	328,303
2,776	Silic	285,275
886	Union Financiere de France Banque SA	41,845

		889,848

HEALTH CARE (0.2%):
1,591	Audika	35,690
300	Boiron SA	8,578
489	Cegedim SA	38,423
10,221	Generale de Sante	311,327
1,133	Medidep SA (b)	37,341
3,349	Orpea (b)	171,247
340	Stallergenes	44,484
1,248	Virbac SA	49,620

		696,710

INDUSTRIALS (0.2%):
1,781	Assystem	42,976
923	Bacou Dalloz	83,492
2,116	Carbone Lorraine	101,092
1,346	CFF Recycling	34,176
3,740	Fimalac	209,380
1,129	GL Events SA	33,129
346	Lisi	25,047
3,415	Manitou BF SA	136,857
4,555	Nexans SA	202,702
463	Norbert Dentressangle	25,084
3,678	Pinguely-Haulotte	61,634
225	Somfy SA	45,426
857	Ste Industrielle d’Aviation Latecoere SA	37,722

		1,038,717

INFORMATION TECHNOLOGY (0.3%):
3,474	Alten (b)	103,205
19,560	Altran Technologies SA (b)	176,223
109,497	Bull SA (b)	88,957
1,047	Cegid	38,087
6,915	GFI Informatique (b)	46,368
3,507	Groupe Steria SCA	151,855
2,270	Iliad SA	92,897
26,369	Infogrames Entertainment SA (b)	52,757
4,755	Oberthur Card Systems SA	43,474
811	Sopra Group SA	47,153

4,171	UBISOFT Entertainment (b)	231,436
1,226	Unilog SA	91,500

		1,163,912

MATERIALS (0.1%):
2,331	Compagnie Plastic-Omnium SA	65,433
108,785	Rhodia SA (b)	215,011

		280,444

UTILITIES (0.0%):
583	Electricite de Strasbourg	74,014
717	Rubis SA	50,426
115	Sechilienne-Sidec	49,503

		173,943

		7,774,241

GERMANY (1.4%):
CONSUMER DISCRETIONARY (0.2%):
467	CTS Eventim AG (b)	22,169
7,612	Douglas Holding AG	293,145
1,290	Escada AG (b)	30,893
1,771	Fielmann AG	129,255
2,507	Gerry Weber International AG	34,229
4,552	Medion AG	76,060
932	Rational AG	103,179
1,556	Sixt AG	43,301
4,152	Takkt AG	40,730

		772,961

CONSUMER STAPLES (0.0%):
117	KWS Saat AG	99,167

FINANCIALS (0.2%):
5,932	Aareal Bank AG (b)	208,595
5,132	AWD Holding AG	234,602
8,271	Comdirect Bank AG	68,699
1,509	DAB Bank AG	12,589
2,709	Deutsche Euroshop AG	164,242
711	Grenkeleasing AG	34,744
2,439	Vivacon AG (b)	51,696
2,027	Wuerttembergische Lebensversicherung AG	45,470

		820,637

HEALTH CARE (0.2%):
3,263	GPC Biotech AG (b)	35,649
3,000	Medigene AG (b)	31,393
900	Morphosys AG (b)	39,887
29,050	Qiagen NV (b)	390,644
1,856	Rhoen Klinikum AG	135,031
9,857	Stada Arzneimittel AG	338,846

		971,450

INDUSTRIALS (0.4%):
8,045	Bilfinger Berger AG	415,274
1,017	Cewe Color Holding AG	57,626
11,195	Deutz AG (b)	60,000
844	DIS Deutscher Industrie Service AG	44,733
2,948	GFK AG	116,283
1,384	Indus Holding AG	41,132
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	23,502
7,388	IWKA AG	160,803

1,372	Krones AG	149,228
5,406	Leoni AG	149,850
120	Muehlbauer Holding AG & Co. KGaA	6,140
1,199	Pfeiffer Vacuum Technology AG	57,573
2,135	Pfleiderer AG (b)	45,952
4,181	Rheinmetall AG	232,194
100	Sartorius AG	2,304
14,249	SGL Carbon AG (b)	197,312
5,128	Singulus Technologies (b)	65,040
4,973	Techem AG (b)	218,711
1,861	Vossloh AG	100,643

		2,144,300

INFORMATION TECHNOLOGY (0.2%):
1,916	Balda AG	20,979
1,310	Bechtle AG	32,134
107	Boewe Systec AG	5,308
9,419	Jenoptik AG (b)	92,054
6,772	Kontron AG (b)	53,046
5,314	Software AG	239,700
3,650	Teles AG	34,035
7,928	United Internet AG	246,579

		723,835

MATERIALS (0.1%):
1,342	Centrotec Sustainable AG (b)	43,936
1,200	Fuchs Petrolub AG	40,524
4,896	Norddeutsche Affinerie AG	103,477
4,101	Salzgitter AG	130,683

		318,620

TELECOMMUNICATION SERVICES (0.1%):
14,237	Mobilcom AG	356,313
8,596	QSC AG (b)	37,315

		393,628

UTILITIES (0.0%):
1,000	MVV Energie AG	23,039

		6,267,637

GREECE (0.6%):
CONSUMER DISCRETIONARY (0.1%):
4,720	Fourlis SA	41,551
13,560	Germanos SA	225,261
2,570	Hellenic Duty Free Shops SA	45,996
11,720	Hyatt Regency SA	145,807
10,310	Notos Com Holdings SA	43,505

		502,120

CONSUMER STAPLES (0.0%):
4,860	Delta Holdings SA	46,201
5,750	Gr. Sarantis SA	46,017

		92,218

ENERGY (0.1%):
30,590	Motor Oil Hellas Corinth Refineries SA	474,781

FINANCIALS (0.1%):
7,380	Agricultural Bank of Greece (b)	34,721
2,660	Babis Vovos International Construction SA	40,576
6,750	Bank of Attica (b)	43,543
2,400	Bank of Greece	271,808

11,930	Egnatia Bank SA	44,266
9,670	GEK Group of Cos. SA	49,012

		483,926

INDUSTRIALS (0.2%):
9,910	Aktor S.A. Technical Co.	39,174
11,160	Attica Holdings SA	42,491
21,010	Hellenic Technodomiki Tev SA	114,132
5,160	Metka SA	50,805
11,600	Minoan Lines Shipping SA	40,369
19,510	NBG Real Estate Development Co.	105,511
23,070	Technical Olympic SA	153,855

		546,337

INFORMATION TECHNOLOGY (0.0%):
20,300	Intracom SA	106,337

MATERIALS (0.1%):
6,140	Heracles General Cement Co.	70,133
8,280	MJ Maillis SA	40,562
3,920	Mytilineos Holdings SA	57,039
27,740	Viohalco	199,128

		366,862

		2,572,581

HONG KONG (1.0%):
CONSUMER DISCRETIONARY (0.3%):
96,000	Alco Holdings Ltd.	40,756
36,000	Associated International Hotels	33,578
192,000	Bossini International Holdings Ltd.	41,497
64,000	Cafe de Coral Holdings Ltd.	72,868
52,000	Chow Sang Sang Holdings International Ltd.	35,122
48,000	Clear Media Ltd. (b)	42,918
44,000	Cross-Harbour Holdings Ltd.	40,473
166,000	EganaGoldpfeil Holdings Ltd.	39,509
118,000	Fountain SET Holdings	58,446
116,000	Glorious Sun Enterprises Ltd.	51,113
44,000	Grande Holdings Ltd.	40,756
40,000	Harbour Centre Development Ltd.	73,587
450,000	Hutchison Harbour Ring Ltd.	50,946
135,000	I-CABLE Communications Ltd.	43,854
238,000	IDT International Ltd.	33,068
3,671,148	Nan Hai Corp. Ltd. (b)	14,169
162,000	Next Media Ltd. (b)	71,903
242,000	Oriental Press Group	66,159
150,000	Peace Mark Holdings Ltd.	38,402
198,000	Playmates Holdings Ltd.	33,879
192,000	Prime Success International Group (b)	67,310
1,222,000	Regal Hotels International Holdings Ltd.	124,196
88,000	SA SA International Holdings Ltd.	45,002
200,000	SCMP Group Ltd.	88,125
290,000	TCL Multimedia Technology Holdings Ltd.	53,351
132,000	Top Form International Ltd.	42,030
50,000	Truly International Holdings	57,893
29,000	Wing On Co. International Ltd.	41,413

		1,442,323

CONSUMER STAPLES (0.1%):
180,000	Chaoda Modern Agriculture Ltd.	70,629
174,000	Cofco International Ltd.	76,109

82,000	Hengan International Group Co. Ltd.	65,406
192,000	Kingway Brewery Holdings Ltd.	75,338
136,000	Vitasoy International Holdings Ltd.	49,428

		336,910

ENERGY (0.0%):
590,000	Cnpc Hong Kong Ltd.	110,820
242,000	Sinolink Worldwide Holdings	39,228
420,000	Titan Petrochemicals Group Ltd.	39,444

		189,492

FINANCIALS (0.3%):
30,000	Allied Group Ltd.	42,455
142,000	Asia Financial Holdings Ltd.	38,364
864,000	Asia Standard International Group Ltd.	40,571
228,000	China Gas Holdings Ltd. (b)	39,599
154,000	China Insurance International Holdings Co. Ltd. (b)	52,007
226,000	China Resources Land Ltd.	47,974
210,000	Far East Consortium	90,505
98,000	Fubon Bank Hong Kong Ltd.	35,302
914,000	Guangzhou Investment Co. Ltd.	77,607
63,000	Henderson China Holdings	64,435
136,800	HKR International Ltd.	98,556
56,000	Hong Kong Ferry Holdings	69,523
118,000	Hopson Development Holdings Ltd.	64,898
80,000	JCG Holdings Ltd.	84,394
259,000	K Wah International Holdings Ltd.	74,971
66,000	Kowloon Development Co. Ltd.	73,447
51,000	Liu Chong Hing Bank Ltd.	81,358
46,000	Liu Chong Hing Investment	46,160
98,000	Midland Holdings Ltd.	61,148
104,000	Pacific Century Insurance Holdings Ltd.	42,480
275,000	Pacific Century Premium Developments Ltd.	87,562
200,000	Silver Grant International	63,039
82,000	TAI Cheung Holdings	49,582

		1,425,937

HEALTH CARE (0.0%):
190,000	China Pharmaceutical Group Ltd. (b)	37,399
208,000	Golden Meditech Co. Ltd.	35,055
236,000	Sino Biopharmaceutical Ltd.	48,881

		121,335

INDUSTRIALS (0.2%):
36,000	Chevalier International Holdings Ltd.	41,220
188,000	China National Aviation Co. Ltd.	55,024
348,000	China Resources Logic Ltd.	39,846
30,500	Dickson Concepts International Ltd.	62,193
54,000	Fong’s Industries Co. Ltd.	38,557
120,000	GZI Transportation Ltd.	45,542
62,000	Lung Kee (Bermuda) Holdings	45,066
108,000	Minmetals Resources Ltd. (b)	38,904
67,000	Miramar Hotel & Investment	106,882
126,000	Paul Y.-ITC Construction Holdings Ltd.	19,614
56,000	Road King Infrastructure	44,667
1,177,500	Shenzhen International Holdings	39,386
538,000	Shougang Concord International Enterprises Co. Ltd. (b)	43,605
34,000	Shui On Construction	40,679

106,000	Tianjin Development Holdings Ltd.	40,570

		701,755

INFORMATION TECHNOLOGY (0.1%):
130,000	China Electronics Corp. Holdings Co. Ltd. (b)	20,404
350,000	Citic 21CN Co. Ltd. (b)	76,547
440,000	Shanghai Ming Yuan Holdings Ltd. (b)	44,153
2,330,000	Sino-I Technology Ltd. (b)	36,870
45,000	Varitronix International Ltd.	37,341
29,000	Vtech Holdings Ltd.	78,721

		294,036

MATERIALS (0.0%):
348,000	Asia Aluminum Holdings Ltd.	39,398
580,000	Citic Resources Holdings Ltd. (b)	74,617
56,000	Hung Hing Printing Group	40,345

		154,360

		4,666,148

HUNGARY (0.1%):
HEALTH CARE (0.0%):
2,000	Egis Rt.	206,107

MATERIALS (0.1%):
7,801	Tiszai Vegyi Kombinat Rt (b)	224,277

UTILITIES (0.0%):
800	Delmagyarorszagi Aramszol	63,250

		493,634

INDONESIA (0.5%):
CONSUMER DISCRETIONARY (0.0%):
1,254,500	Ramayana Lestari Sentosa Tbk PT	111,392

CONSUMER STAPLES (0.1%):
357,000	Astra Agro Lestari Tbk PT	150,299
2,397,500	Indofood Sukses Makmur Tbk PT	266,715

		417,014

ENERGY (0.0%):
130,000	Medco Energi Internasional	42,458

FINANCIALS (0.1%):
692,500	Bank Lippo Tbk PT (b)	107,430
4,207,000	Bank Pan Indonesia Tbk PT	257,623
659,500	Lippo Karawaci Tbk PT (b)	109,715

		474,768

HEALTH CARE (0.1%):
2,551,500	PT Kalbe Farma Tbk	234,370
102,500	Tempo Scan Pacific Tbk PT	74,275

		308,645

INDUSTRIALS (0.2%):
1,165,000	Berlian Laju Tanker Tbk PT	109,390
857,000	United Tractors Tbk PT	389,226

		498,616

MATERIALS (0.0%):
86,500	Semen Gresik Persero Tbk PT	175,684

		2,028,577

IRELAND (0.5%):
CONSUMER DISCRETIONARY (0.1%):
5,961	Abbey Plc	67,221

11,800	Jurys Doyle Hotel Group Plc	233,225
6,560	McInerney Holdings Plc	67,612
9,316	Paddy Power Plc	168,314

		536,372

CONSUMER STAPLES (0.3%):
78,374	Fyffes Plc	237,583
34,445	Glanbia Plc	123,316
39,757	Greencore Group Plc	176,923
25,432	IAWS Group Plc	370,054

		907,876

ENERGY (0.0%):
40,375	Dragon Oil Plc (b)	85,675

FINANCIALS (0.0%):
2,940	FBD Holdings Plc	104,096

HEALTH CARE (0.0%):
48,215	United Drug Plc	201,700

INDUSTRIALS (0.1%):
19,916	DCC Plc	441,934
2,000	Irish Continental Group Plc	24,979

		466,913

MATERIALS (0.0%):
126,231	Kenmare Resources Plc (b)	67,348

		2,369,980

ISRAEL (0.5%):
CONSUMER DISCRETIONARY (0.1%):
5,666	Azorim-Investment Development & Construction Co. Ltd.	49,150
13,567	Delek Automotive Systems Ltd.	86,080
14,113	Frutarom	99,952
3,086	Matav-Cable Systems Media Ltd. (b)	22,724
7,272	Suny Electronics Ltd. (b)	48,153

		306,059

CONSUMER STAPLES (0.1%):
7,287	Blue Square Chain Investments and Properties Ltd.	67,294
6,797	Blue Square-Israel Ltd.	67,104
50,253	Super-Sol Ltd.	127,651

		262,049

ENERGY (0.0%):
128,917	Delek Drilling LP	59,127

FINANCIALS (0.0%):
5,168	Elbit Medical Imaging Ltd.	93,357
27,109	First International Bank of Israel Ltd. (b)	40,314
20,477	Industrial Buildings Corp.	23,554
608	Property & Building Corp.	52,068

		209,293

INDUSTRIALS (0.1%):
40,000	Clal Industries and Investments	174,776
734	Electra (Israel) Ltd.	54,113
2,757	FMS Enterprises Migun Ltd. (b)	129,806
51,102	Housing & Construction Holdings Ltd. (b)	34,641
17,080	Ormat Industries	90,856
3,024	Tadiran Communications Ltd.	96,369

		580,561

INFORMATION TECHNOLOGY (0.2%):
11,336	AudioCodes Ltd. (b)	104,511
6,611	Elron Electronic Industries (b)	84,242
8,146	Nice Systems Ltd. (b)	343,121
4,257	Orckit Communications Ltd. (b)	104,080
3,650	RADVision Ltd. (b)	44,943
7,800	Retalix Ltd. (b)	184,139
15,819	Scitex Corp. Ltd. (b)	107,866

		972,902

MATERIALS (0.0%):
5,109	Israel Petrochemical Enterprises Ltd.	41,954

		2,431,945

ITALY (0.8%):
CONSUMER DISCRETIONARY (0.2%):
11,767	Benetton Group SpA	116,857
1,488	Brembo SpA	11,457
10,024	Caltagirone Editore SpA	90,188
5,000	De Longhi SpA	16,536
37,780	IMMSI SpA	76,366
3,165	Mariella Burani Fashion Group SpA	42,983
10,871	Marzotto SpA	42,445
4,812	Sogefi SpA	27,599
8,578	Stefanel SpA	43,530
2,530	Tod’s SpA	141,149
10,871	Valentino Fashion Group SpA (b)	249,135

		858,245

CONSUMER STAPLES (0.0%):
10,587	Cremonini SpA	30,489

ENERGY (0.0%):
8,988	Navigazione Montanari SpA	29,726
15,524	Premuda SpA	29,046
3,079	Socotherm SpA	40,097

		98,869

FINANCIALS (0.2%):
12,141	Aedes SpA	84,797
47,864	Banca Finnat Euramerica SpA	71,561
13,083	Banca Intermobiliare SpA	112,634
6,895	Banca Popolare dell’Etruria e del Lazio	103,755
10,603	Banco di Desio e della Brianza SpA	81,769
16,395	Banco Profilo SpA	39,362
2,000	Credito Artigiano SpA	7,918
3,739	Ergo Previdenza SpA	22,986
55,550	Gemina SpA (b)	120,908
6,000	Meliorbanca SpA (b)	23,008
20,492	Piccolo Credito Valtellinese Scarl	279,539
45,883	Premafin Finanziaria SpA	92,356
18,894	Risanamento SpA	75,603

		1,116,196

HEALTH CARE (0.1%):
1,500	Amplifon SpA	98,036
21,864	Recordati SpA	164,768
34,454	Sorin SpA (b)	102,982

		365,786

INDUSTRIALS (0.1%):
451,412	Alitalia SpA (b)	132,463

11,747	Astaldi SpA	72,858
2,543	Fiera Milano SpA	31,236
12,205	Gewiss SpA	76,956
2,618	GranitiFiandre SpA	23,332
4,000	Impregilo SpA (b)	16,006
6,000	Interpump SpA	41,579
1,700	Vianini Lavori SpA	17,109

		411,539

INFORMATION TECHNOLOGY (0.1%):
4,260	Esprinet SpA	32,336
1,068	SAES Getters SpA	22,002
333,382	Telecom Italia Media SpA (b)	177,666
60,560	Tiscali SpA (b)	185,602

		417,606

MATERIALS (0.0%):
15,854	Cementir SpA	83,769
1,978	Industrie Zignago S. Margher	44,419
59,445	SMI-Societa Metallurgica Italiana SpA (b)	45,699
4,273	Sol SpA	23,834

		197,721

UTILITIES (0.1%):
4,493	Acegas-APS SpA	48,052
37,393	AEM Torino SpA	92,043
35,827	Amga SpA	74,721
20,214	Meta SpA	72,000

		286,816

		3,783,267

JAPAN (10.5%):
CONSUMER DISCRETIONARY (2.4%):
2,600	Abilit Corp. (b)	95,534
1,700	Aeon Fantasy Co. Ltd. (b)	39,173
3,000	Ahresty Corp. (b)	57,384
20,000	Aichi Machine Industry Co. Ltd. (b)	86,477
7,300	Aisan Industry Co. Ltd. (b)	71,311
8,000	Akebono Brake Industry Co. Ltd. (b)	51,815
5,800	Alpine Electronics, Inc. (b)	83,440
4,600	Aoki International Co. Ltd. (b)	56,068
35,000	Asics Corp. (b)	170,019
41,000	Atsugi Co. Ltd. (b)	55,810
3,600	Avex Group Holdings, Inc. (b)	55,954
2,950	Belluna Co. Ltd. (b)	83,723
22,000	Best Denki Co. Ltd. (b)	86,708
4,000	Bookoff Corp. (b)	113,879
6,300	Cecile Co. Ltd. (b)	53,640
7,500	Chiyoda Co. Ltd. (b)	135,454
20,000	Chori Co. Ltd. (b)	41,815
9,000	Chuo Spring Co. Ltd. (b)	37,633
48,000	Clarion Co. Ltd. (b)	82,420
5,000	Cleanup Corp. (b)	44,706
4,400	Corona Corp. (b)	64,591
8,500	Culture Convenience Club Co. Ltd. (b)	220,820
7,000	Daido Metal Co. Ltd. (b)	56,423
7,000	Daidoh Ltd. (b)	78,096
6,300	Daiei, Inc. (The) (b)	94,780
34,000	Daikyo, Inc. (b)	102,242
3,000	Denny’s Japan Co. Ltd. (b)	53,781
11,000	Descente Ltd. (b)	40,516
3,150	Doshisha Co. Ltd. (b)	76,415

2,900	Doutor Coffee Co. Ltd. (b)	49,047
8,000	Eagle Industry Co. Ltd. (b)	59,146
6,700	Exedy Corp. (b)	122,198
33,000	France Bed Holdings Co. Ltd. (b)	77,802
5,300	Fuji Co. Ltd. (b)	91,147
9,000	Fuji Kiko Co. Ltd. (b)	34,751
19,000	Fuji Kyuko Co. Ltd. (b)	66,263
6,000	Fujita Kanko, Inc. (b)	31,495
5,400	Fujitsu Business Systems Ltd. (b)	81,913
18,000	Fujitsu General Ltd. (b)	66,779
15,000	Gakken Co. Ltd. (b)	39,769
3,200	Gigas K’s Denki Corp. (b)	61,779
2,000	Happinet Corp. (b)	43,683
2,900	HIS Co. Ltd. (b)	58,955
6,000	Hitachi Powdered Metals Co. Ltd. (b)	42,438
4,700	Homac Corp. (b)	48,045
3,400	Impact 21 Co. Ltd. (b)	84,093
1,600	Inaba Seisakusho Co. Ltd.	27,032
3,800	Japan General Estate Co. Ltd. (The) (b)	42,057
8,000	Japan Vilene Co. Ltd. (b)	49,039
12,000	Japan Wool Textile Co. Ltd. (The) (b)	81,886
2,700	Joint Corp. (b)	114,582
10,000	Joshin Denki Co. Ltd. (b)	50,178
23,000	Juki Corp. (b)	93,514
2,000	Kabuki-Za Co. Ltd. (b)	81,851
3,200	Kadokawa Holdings, Inc. (b)	111,032
4,400	Kahma Co. Ltd. (b)	69,915
8,600	Kanto Auto Works Ltd. (b)	101,379
5,000	Kato Sangyo Co. Ltd. (b)	76,957
30,000	Kayaba Industry Co. Ltd. (b)	107,562
2,000	Kentucky Fried Chicken Japan Ltd. (b)	37,900
81,000	Kenwood Corp. (b)	143,407
2,600	Kisoji Co. Ltd. (b)	41,637
3,000	Kohnan Shoji Co. Ltd. (b)	45,133
5,600	Kojima Co. Ltd. (b)	66,861
8,000	Komatsu Seiren Co. Ltd. (b)	41,495
3,100	Konaka Co. Ltd. (b)	40,046
5,000	Konami Sports Corp. (b)	80,338
47,000	Kurabo Industries Ltd. (b)	122,100
2,000	Kyoritsu Maintenance Co. Ltd. (b)	44,217
13,000	Laox Co. Ltd. (b)	39,902
2,600	Maezawa Kyuso Industries Co. Ltd. (b)	41,498
2,900	Mars Engineering Corp. (b)	79,982
17,000	Maruzen Co. Ltd. (b)	36,148
8,000	Matsuya Co. Ltd. (b)	88,256
2,800	Matsuya Foods Co. Ltd. (b)	55,427
28,000	Matsuzakaya Co. Ltd. (b)	152,705
10,000	Misawa Resort Co. Ltd. (b)	36,922
8,000	Mitsuba Corp. (b)	81,993
8,000	Mitsui Home Co. Ltd. (b)	40,925
23,000	Mizuno Corp. (b)	106,406
8,000	MOS Food Services, Inc. (b)	116,940
26,000	Nice Corp. (b)	82,349
3,100	Nidec Copal Corp. (b)	34,199
2,800	Nidec Tosok Corp. (b)	33,356
2,200	Nihon Eslead Corp. (b)	46,975
10,000	Nippon Seiki Co. Ltd. (b)	154,804

5,700	Nishimatsuya Chain Co. Ltd. (b)	147,571
7,900	Nissen Co. Ltd. (b)	89,472
3,000	Nissin Kogyo Co. Ltd. (b)	111,566
28,000	Noritake Co. Ltd. (b)	123,310
2,200	Noritsu Koki Co. Ltd. (b)	41,103
10,000	Pacific Industrial Co. Ltd. (b)	44,128
17,000	PanaHome Corp.	89,840
7,000	Parco Co. Ltd. (b)	50,258
23,000	Pentax Corp. (b)	85,738
2,400	Piolax, Inc. (b)	45,907
12,000	Press Kogyo Co. Ltd. (b)	44,093
8,000	Renown D’urban Holdings, Inc. (b)	78,790
4,300	Resorttrust, Inc. (b)	123,950
27,000	Rhythm Watch Co. Ltd. (b)	54,048
4,000	Right On Co. Ltd. (b)	150,178
17,000	Riken Corp. (b)	99,822
3,700	Ringer Hut Co. Ltd. (b)	42,234
4,600	Roland Corp. (b)	83,897
6,000	Royal Co. Ltd. (b)	69,502
5,000	Saizeriya Co. Ltd. (b)	65,569
23,000	Sanden Corp.	100,472
1,900	Sanei-International Co. Ltd. (b)	64,573
10,000	Sankyo Seiko Co. Ltd. (b)	47,687
6,000	Sanoh Industrial Co. Ltd. (b)	42,811
9,400	Sanrio Co. Ltd. (b)	93,498
21,000	Sanyo Shokai Ltd. (b)	123,870
17,000	Seiko Corp. (b)	92,562
10,000	Seiren Co. Ltd. (b)	105,338
9,000	Senshukai Co. Ltd. (b)	80,472
15,000	Shiroki Corp. (b)	38,568
18,000	Shochiku Co. Ltd. (b)	117,544
5,000	Showa Aircraft Industry Co. Ltd. (b)	57,740
1,000	St Marc Co. Ltd. (b)	41,459
13,000	T RAD Co. Ltd. (b)	63,265
6,300	Tachi-S Co. Ltd. (b)	72,136
47	Taito Corp. (b)	65,649
11,900	Takara Co. Ltd.	36,526
4,300	Tecmo Ltd. (b)	41,967
4,000	Teikoku Piston Ring Co. Ltd. (b)	45,552
5,800	Tenma Corp. (b)	99,900
21,000	Toei Co. Ltd. (b)	110,418
3,200	Tohoku Pioneer Corp.	37,580
34,000	Tokyotokeiba Co. Ltd. (b)	94,377
2,100	Tomy Co. Ltd. (b)	34,172
7,000	Tonichi Carlife Group, Inc. (b)	37,055
6,000	Topre Corp. (b)	48,310
4,500	Touei Housing Corp. (b)	85,676
37,000	Toyo Tire & Rubber Co. Ltd. (b)	155,045
4,000	Tsutsumi Jewelry Co. Ltd. (b)	107,473
4,000	U-Shin Ltd. (b)	34,270
94,000	Unitika Ltd. (b)	123,772
5,500	WATAMI Co. Ltd. (b)	64,150
8,000	Yokohama Reito Co. Ltd. (b)	61,139
14,000	Yomiuri Land Co. Ltd. (b)	105,872
6,000	Yoshimoto Kogyo Co. Ltd. (b)	92,189
6,400	Zenrin Co. Ltd. (b)	106,363
4,600	Zensho Co. Ltd. (b)	106,201

		10,725,462

CONSUMER STAPLES (1.1%):
4,700	Ariake Japan Co. Ltd.	108,719
9,000	Asahi Soft Drinks Co. Ltd. (b)	105,614
1,000	Bull-Dog Sauce Co. Ltd. (b)	11,815
14,000	Calpis Co. Ltd. (b)	95,285
9	Coca-Cola Central Japan Co. Ltd. (b)	71,263
3,100	Dydo Drinco, Inc. (b)	107,562
10,700	Fuji Oil Co. Ltd.	105,858
3,000	Fujicco Co. Ltd. (b)	41,957
23,000	Fujiya Co. Ltd. (b)	53,817
9,000	Heiwado Co. Ltd. (b)	135,480
6,000	Hokkaido Coca-Cola Bottling Co. Ltd. (b)	40,036
4,400	Hokuto Corp. (b)	87,295
8,000	Inageya Co. Ltd. (b)	69,466
2,300	Itochu-Shokuhin Co. Ltd. (b)	81,646
32,000	Itoham Foods, Inc.	135,231
11,000	Izumiya Co. Ltd. (b)	74,181
21,000	J-Oil Mills, Inc. (b)	91,922
9,600	Kagome Co. Ltd. (b)	98,221
5,000	Kameda Seika Co. Ltd. (b)	44,706
8,000	Kasumi Co. Ltd. (b)	46,050
2,900	KEY Coffee, Inc. (b)	38,469
5,000	Kibun Food Chemifa Co. Ltd. (b)	127,447
11,000	Kinki Coca-Cola Bottling Co. Ltd. (b)	109,021
18,000	Kyokuyo Co. Ltd. (b)	45,000
8,500	Life Corp. (b)	115,854
3,300	Mandom Corp. (b)	87,931
17,000	Marudai Food Co. Ltd. (b)	44,315
27,000	Maruetsu, Inc. (The) (b)	125,151
50,000	Maruha Group, Inc. (b)	143,239
5,000	Meito Sangyo Co. Ltd. (b)	81,005
31,000	Mercian Corp. (b)	82,189
10,000	Mikuni Coca-Cola Bottling Co. Ltd. (b)	93,861
1,400	Milbon Co. Ltd. (b)	44,217
2,200	Ministop Co. Ltd. (b)	40,027
21,000	Mitsui Sugar Co. Ltd. (b)	61,842
14,000	Miyoshi Oil & Fat Co. Ltd. (b)	32,883
43,000	Morinaga & Co. Ltd. (b)	122,802
8,000	Myojo Foods Co. Ltd. (b)	48,968
7,000	Nagatanien Co. Ltd. (b)	55,240
22,000	Nichiro Corp. (b)	50,107
28,000	Nippon Beet Sugar Manufacturing Co. Ltd. (b)	64,021
22,000	Nippon Flour Mills Co. Ltd. (b)	94,146
17,000	Nosan Corp. (b)	45,071
7,000	Okuwa Co. Ltd. (b)	89,057
3,700	Olympic Corp. (b)	40,061
2,900	Pigeon Corp. (b)	42,055
38,000	Prima Meat Packers Ltd. (b)	53,754
5,500	Q’Sai Co. Ltd. (b)	56,859
2,600	Riken Vitamin Co. Ltd. (b)	67,198
2,400	Rock Field Co. Ltd. (b)	34,270
5,000	S Foods, Inc. (b)	43,016
9,300	Sakata Seed Corp. (b)	120,470
1,900	Seijo Corp. (b)	42,260
5,100	Shikoku Coca-Cola Bottling Co. Ltd. (b)	72,235
32,000	Showa Sangyo Co. Ltd. (b)	89,680

33,000	Snow Brand Milk Products Co. Ltd. (b)	108,043
13,000	Starzen Co. Ltd. (b)	38,399
2,200	Sugi Pharmacy Co. Ltd. (b)	69,680
6,800	T Hasegawa Co. Ltd. (b)	102,242
10,000	Tokyu Store Chain Co. Ltd. (b)	46,263
1,300	Tsuruha Co. Ltd. (b)	43,603
3,300	Unimat Offisco Corp. (b)	38,050
3,000	Valor Co. Ltd. (b)	83,541
2,000	Warabeya Nichiyo Co. Ltd. (b)	31,868
2,500	Yaoko Co. Ltd. (b)	49,044
5,000	Yomeishu Seizo Co. Ltd. (b)	47,020
4,500	Yonekyu Corp. (b)	55,009

		4,822,607

ENERGY (0.1%):
6,400	Itochu Enex Co. Ltd. (b)	44,299
7,000	Kanto Natural Gas Development Ltd. (b)	43,470
14,000	Mitsuuroko Co. Ltd. (b)	98,523
4,700	Modec, Inc. (b)	113,318
8,000	Nippon Gas Co. Ltd. (b)	65,979
14,000	San-Ai Oil Co. Ltd. (b)	64,769
11,000	Sinanen Co. Ltd. (b)	59,012

		489,370

FINANCIALS (1.1%):
35,000	Akita Bank Ltd. (The)	150,090
30,000	Aomori Bank Ltd. (The) (b)	116,904
2,600	Bank of Okinawa Ltd. (The) (b)	82,811
24,000	Bank of Saga Ltd. (The) (b)	87,331
5,000	Bank of the Ryukyus Ltd. (b)	114,101
13,000	Central Finance Co. Ltd. (b)	56,904
7,800	Century Leasing System, Inc. (b)	82,441
8,500	Chiba Kogyo Bank Ltd. (The) (b)	99,217
21,000	Chukyo Bank Ltd. (The) (b)	67,073
73,000	Cosmo Securities Co. Ltd.	130,543
13,000	Daibiru Corp. (b)	91,948
28,000	Daisan Bank Ltd. (The) (b)	99,146
21,000	Daiwa Kosho Lease Co. Ltd. (b)	116,397
21,000	Ehime Bank Ltd. (The) (b)	78,843
32,000	Eighteenth Bank Ltd. (The) (b)	151,745
22,000	Fukui Bank Ltd. (The)	84,359
32,000	Fukushima Bank Ltd. (The) (b)	46,121
29,000	Higashi-Nippon Bank Ltd. (The) (b)	113,523
49,000	Hokuetsu Bank Ltd. (The) (b)	107,678
10,000	Ichiyoshi Securities Co. Ltd.	91,192
16,000	Kagawa Bank Ltd. (The) (b)	91,103
8,000	Keihanshin Real Estate Co. Ltd. (b)	48,754
900	Kita-Nippon Bank Ltd. (The) (b)	41,477
82,000	Kiyo Bank Ltd. (The) (b)	148,097
56,000	Kyushu-Shinwa Holdings, Inc. (b)	84,199
14,000	Marusan Securities Co. Ltd.	92,420
4,800	Meiwa Estate Co. Ltd. (b)	62,733
26,000	Michinoku Bank Ltd. (The)	123,061
55,000	Minato Bank Ltd. (The) (b)	124,778
13,000	Mito Securities Co. Ltd.	53,087
27,000	Miyazaki Bank Ltd. (The) (b)	118,425
36	Momiji Holdings, Inc. (b)	83,274
29,000	Nisshin Fire & Marine Insurance Co. Ltd. (The) (b)	103,461

3,400	Ricoh Leasing Co. Ltd. (b)	79,706
3,800	Sanyo Electric Credit Co. Ltd. (b)	83,167
1,200	Shimizu Bank Ltd. (The) (b)	59,359
12,100	Shinki Co. Ltd. (b)	117,232
1,400	Suruga Corp. (b)	50,445
2,200	Tachihi Enterprise Co. Ltd. (b)	82,402
16,000	The Nagano Bank Ltd. (b)	50,249
9,000	The Sankei Building Co. Ltd. (b)	55,970
16,400	TOC Co. Ltd. (b)	65,367
21,000	Tochigi Bank Ltd. (The) (b)	141,060
22,000	Toho Bank Ltd. (The)	89,840
9,000	Toho Real Estate Co. Ltd. (b)	45,240
13,000	Tohoku Bank Ltd. (The) (b)	33,425
50,000	Tokai Tokyo Securities Co. Ltd.	146,353
13,000	Tokushima Bank Ltd. (The) (b)	111,032
11,000	Tokyo Rakutenchi Co. Ltd. (b)	43,941
2,300	Tokyu Community Corp. (b)	47,473
1,300	Tokyu Livable, Inc. (b)	50,311
18,000	Tomato Bank Ltd. (b)	41,957
17,000	Tottori Bank Ltd. (The) (b)	56,868
36,000	Towa Bank Ltd. (The) (b)	91,922
16,000	Towa Real Estate Development Co. Ltd. (b)	50,249
14,000	Toyo Securities Co. Ltd.	49,448
24,000	Yamagata Bank Ltd. (The) (b)	118,719
9,000	Yuraku Real Estate Co. Ltd. (b)	38,674

		4,943,645

HEALTH CARE (0.4%):
2,900	As One Corp. (b)	61,664
4,000	Eiken Chemical Co. Ltd. (b)	42,100
18,000	Fuso Pharmaceutical Industries Ltd. (b)	62,135
8,000	Hitachi Medical Corp. (b)	99,075
1,800	Hogy Medical Co. Ltd. (b)	94,804
15,000	Jeol Ltd. (b)	80,605
19,000	Kaken Pharmaceutical Co. Ltd.	136,753
14,000	Mochida Pharmaceutical Co. Ltd. (b)	86,192
1,800	Nichii Gakkan Co.	47,242
8,000	Nihon Kohden Corp. (b)	122,420
13,000	Nikken Chemicals Co. Ltd. (b)	38,861
13,000	Nippon Shinyaku Co. Ltd. (b)	102,473
5,600	Paramount Bed Co. Ltd. (b)	132,527
9,000	Rohto Pharmaceutical Co. Ltd. (b)	116,504
5,600	Seikagaku Corp. (b)	61,331
16,000	SSP Co. Ltd. (b)	111,601
4,000	Teikoku Hormone Manufacturing Co. Ltd. (b)	39,146
8,000	Topcon Corp. (b)	149,465
4,000	Torii Pharmaceutical Co. Ltd. (b)	83,096
2,000	Towa Pharmaceutical Co. Ltd. (b)	42,616
29,000	Toyama Chemical Co. Ltd. (b)	104,235
2,800	Vital-net, Inc. (b)	19,779
5,000	ZERIA Pharmaceutical Co. Ltd. (b)	50,534

		1,885,158

INDUSTRIALS (2.8%):
3,000	Advan Co. Ltd. (b)	37,927
12,000	Aica Kogyo Co. Ltd. (b)	140,391
13,200	Aichi Corp. (b)	73,868
9,000	Airport Facilities Co. Ltd. (b)	48,363

3,000	Alps Logistics Co. Ltd. (b)	57,785
11,000	Amano Corp.	136,130
14,000	Ando Corp. (b)	40,107
15,000	Asahi Diamond Industrial Co. Ltd. (b)	103,025
4,000	Asahi Glass Co. Ltd.	38,648
2,900	Asahi Pretec Corp. (b)	46,080
7,000	Asunaro Aoki Construction Co. Ltd. (b)	44,093
18,000	Bando Chemical Industries Ltd. (b)	80,071
38,000	BSL Corp. (b)	93,986
8,000	Bunka Shutter Co. Ltd. (b)	45,125
17,000	Chugai Ro Co. Ltd. (b)	44,164
5,000	Chuo Denki Kogyo Co. Ltd. (b)	31,139
13,000	CKD Corp. (b)	103,167
8,000	Commuture Corp. (b)	66,833
3,300	Cosel Co. Ltd. (b)	91,601
3,000	Dai-Dan Co. Ltd. (b)	19,831
17,000	Daifuku Co. Ltd. (b)	179,528
18,000	Daihen Corp. (b)	50,285
5,000	Daimei Telecom Engineering Corp. (b)	52,891
3,100	Daiseki Co. Ltd. (b)	47,741
8,000	Daiwa Industries Ltd. (b)	49,181
2,800	DENSEI-LAMBDA K.K. (b)	37,665
3,000	Eneserve Corp. (b)	88,078
23,000	Fudo Construction Co. Ltd. (b)	40,516
15,000	Fujitec Co. Ltd. (b)	81,272
4,000	Fujitsu Devices, Inc. (b)	50,890
6,000	Fukuda Corp. (b)	36,833
31,000	Furukawa Co. Ltd. (b)	42,473
64,000	GS Yuasa Corp. (b)	128,114
44,000	Hanwa Co. Ltd. (b)	156,584
7,000	Hibiya Engineering Ltd. (b)	66,263
22,000	Hitachi Plant Engineering & Construction Co. Ltd. (b)	108,238
4,500	Hitachi Tool Engineering Ltd. (b)	56,450
94,500	Hitachi Zosen Corp. (b)	124,431
4,000	Hosokawa Micron Corp. (b)	31,779
13,000	Iino Kaiun Kaisha Ltd. (b)	67,429
3,100	Inaba Denki Sangyo Co. Ltd. (b)	92,669
7,000	Inabata & Co. Ltd. (b)	60,534
26,000	Iseki & Co. Ltd. (b)	65,925
6,000	Itoki Corp. (b)	32,189
10,000	Iwasaki Electric Co. Ltd. (b)	38,701
40,000	Iwatani International Corp. (b)	103,915
9,000	J Bridge Corp.	165,747
6,000	Japan Airport Terminal Co. Ltd. (b)	56,050
3,300	Japan Cash Machine Co. Ltd. (b)	65,618
26,000	Japan Pulp & Paper Co. Ltd. (b)	83,274
72,000	Japan Steel Works Ltd. (The) (b)	210,106
33,000	JFE Shoji Holdings, Inc. (b)	116,851
7,000	Kamei Corp. (b)	74,733
14,000	Kanagawa Chuo Kotsu Co. Ltd. (b)	71,619
71,000	Kanematsu Corp. (b)	96,646
4,000	Katakura Industries Co. Ltd. (b)	59,253
12,000	Keihin Co. Ltd. (The) (b)	37,580
2,900	Kintetsu World Express, Inc. (b)	54,311
14,000	Kitz Corp. (b)	71,993
15,000	Kumagai Gumi Co. Ltd. (b)	42,171

4,700	Kuroda Electric Co. Ltd. (b)	98,265
16,000	Kyodo Printing Co. Ltd. (b)	70,320
4,200	Kyokuto Kaihatsu Kogyo Co. Ltd. (b)	53,920
14,000	Kyudenko Corp. (b)	87,438
8,000	Maeda Road Construction Co. Ltd. (b)	54,591
2,200	Maezawa Kasei Industries Co., Ltd. (b)	39,537
18,000	Makino Milling Machine Co. Ltd. (b)	121,868
7,000	Maruyama Manufacturing Co, Inc. (b)	34,440
11,000	Maruzen Showa Unyu Co. Ltd. (b)	40,614
8,000	Max Co. Ltd. (b)	87,544
24,000	Meidensha Corp. (b)	60,641
6,000	Mitsubishi Pencil Co. Ltd. (b)	57,972
16,000	Mitsuboshi Belting Co. Ltd. (b)	105,765
25,000	Mitsui-Soko Co. Ltd. (b)	96,530
6,000	Mitsumura Printing Co. Ltd. (b)	34,644
6,100	Miura Co. Ltd. (b)	128,621
8,000	Morita Corp. (b)	44,413
700	Moshi Moshi Hotline, Inc. (b)	66,699
18,000	Nabtesco Corp. (b)	131,317
33,000	Nachi-Fujikoshi Corp. (b)	128,007
5,300	NEC System Intergration & Construction Ltd. (b)	49,369
21,000	Nichias Corp. (b)	93,603
2,900	Nichiha Corp. (b)	42,442
8,000	Nikkiso Co. Ltd. (b)	49,680
14,000	Nippo Corp. (b)	96,530
8,000	Nippon Densetsu Kogyo Co. Ltd. (b)	52,598
3,400	Nippon Kanzai Co. Ltd. (b)	74,262
13,000	Nippon Koei Co. Ltd. (b)	44,644
10,000	Nippon Konpo Unyu Soko Co. Ltd. (b)	112,011
29,000	Nippon Sharyo Ltd. (b)	68,888
14,000	Nippon Signal Co. Ltd. (b)	86,566
16,000	Nippon Thompson Co. Ltd. (b)	115,445
2,900	Nissei Corp. (b)	30,935
8,000	Nissha Printing Co. Ltd. (b)	143,772
1,300	Nisshin Fudosan Co. (b)	15,614
17,000	Nissin Corp. (b)	52,936
13,000	Nissin Electric Co. Ltd. (b)	49,039
5,000	Nitta Corp. (b)	71,797
55,000	Nitto Boseki Co. Ltd. (b)	134,564
7,900	Nitto Kogyo Corp. (b)	97,836
2,400	Nitto Kohki Co. Ltd. (b)	45,374
259	Nittyu Co. Ltd.	44,071
10,000	Nomura Co., Ltd. (b)	42,260
9,000	Noritz Corp. (b)	139,884
2,800	Oiles Corp. (b)	58,043
11,000	Okamura Corp. (b)	85,632
28,000	Okuma Corp. (b)	205,764
4,000	Onoken Co. Ltd. (b)	59,573
10,000	Organo Corp. (b)	49,110
4,600	Oyo Corp. (b)	48,333
1,700	Patlite Corp. (b)	33,501
70,000	Penta-Ocean Construction Co. Ltd. (b)	103,381
9,500	Raito Kogyo Co. Ltd. (b)	37,273
28,000	Ryobi Ltd. (b)	126,299
6,000	Sanix, Inc. (b)	52,046
15,000	Sanki Engineering Co. Ltd. (b)	112,900

60,000	Sankyo-Tateyama Holdings, Inc. (b)	148,932
36,000	Sankyu, Inc. (b)	114,662
9,000	Sanyo Denki Co. Ltd. (b)	42,278
18,000	Sasebo Heavy Industries Co. Ltd. (b)	32,989
5,300	Sato Corp. (b)	120,712
1,600	Secom Joshinetsu Co. Ltd. (b)	38,078
2,500	Secom Techno Service Co. Ltd. (b)	84,520
9,000	Sekisui Jushi Corp. (b)	60,454
16,000	Senko Co. Ltd. (b)	59,502
5,000	Shibaura Mechatronics Corp.	43,061
13,000	Shibusawa Warehouse Co. Ltd. (The) (b)	37,820
5,300	Shima Seiki Mfg. Ltd. (b)	124,012
8,000	Shin-Kobe Electric Machinery Co. Ltd. (b)	41,993
22,000	Shinko Electric Co. Ltd. (b)	60,872
20,000	ShinMaywa Industries Ltd. (b)	118,683
27,000	Shinwa Kaiun Kaisha Ltd. (b)	77,349
4,900	Sho-Bond Corp.	40,412
31,000	Showa Electric Wire & Cable Co. Ltd. (b)	39,715
6,000	Sintokogio Ltd. (b)	45,747
8,000	Sodick Co. Ltd. (b)	92,100
28,000	Sumitomo Coal Mining Co. Ltd. (b)	31,637
92,000	Sumitomo Mitsui Construction Co. Ltd. (b)	67,117
23,000	Tadano Ltd. (b)	125,845
8,000	Taihei Dengyo Kaisha Ltd. (b)	43,843
14,000	Taihei Kogyo Co. Ltd. (b)	46,459
3,800	Taiho Kogyo Co. Ltd. (b)	39,048
7,000	Taikisha Ltd. (b)	94,849
3,300	Takamatsu Corp. (b)	112,740
2,700	Takano Co. Ltd. (b)	41,077
23,000	Takara Standard Co. Ltd.	145,899
16,000	Takasago Thermal Engineering Co. Ltd. (b)	118,292
3,000	Takigami Steel Construction Co. Ltd. (The) (b)	18,683
16,000	Takuma Co. Ltd.	112,456
29,000	Tekken Corp. (b)	53,407
35,000	Toa Corp. (b)	68,194
3,000	Tocalo Co. Ltd. (b)	62,456
21,000	Toenec Corp. (b)	95,098
14,000	Tokyo Kikai Seisakusho Ltd. (b)	39,609
9,000	Tokyo Leasing Co. Ltd. (b)	124,511
17,000	Tonami Transportation Co. Ltd. (b)	57,625
17,000	Toshiba Plant Systems & Services Corp. (b)	76,077
36,000	Toyo Construction Co. Ltd. (b)	41,317
13,000	Toyo Engineering Corp. (b)	40,249
4,800	Trusco Nakayama Corp. (b)	103,132
8,500	Tsubaki Nakashima Co. Ltd. (b)	110,712
37,000	Tsubakimoto Chain Co. (b)	185,328
18,000	Tsugami Corp. (b)	93,363
10,000	Tsukishima Kikai Co. Ltd. (b)	86,833
5,000	Tsurumi Manufacturing Co. Ltd. (b)	43,861
4,000	UFJ Central Leasing Co. Ltd. (b)	168,683
2,500	Union Tool Co. (b)	72,064
23,000	Wakachiku Construction Co. Ltd. (b)	44,609
10,000	Yamazen Corp. (b)	42,260
7,000	Yondenko Corp. (b)	39,546
31,000	Yuasa Trading Co. Ltd. (b)	50,747
15,000	Yurtec Corp. (b)	86,744

2,400	Yushin Precision Equipment Co. Ltd. (b)	42,918

		12,959,160

INFORMATION TECHNOLOGY (1.4%):
2,600	Aiphone Co. Ltd. (b)	40,827
11,900	Allied Telesis Holdings K.K. (b)	92,003
1,900	Alpha Systems, Inc. (b)	41,415
24,000	Anritsu Corp.	123,630
3,600	CAC Corp. (b)	37,345
5,000	Canon Electronics, Inc. (b)	146,797
7,000	Canon Finetech, Inc. (b)	148,843
9,800	Capcom Co. Ltd. (b)	97,564
6,000	CMK Corp. (b)	108,630
2,500	Daikoku Denki Co. Ltd. (b)	68,505
2,500	Daiwabo Information System Co. Ltd. (b)	41,326
17,000	Denki Kogyo Co. Ltd. (b)	117,972
6,400	Dodwell BMS Ltd.	44,185
1,700	DTS Corp. (b)	56,415
400	eAccess Ltd.	277,581
2,700	Eizo Nanao Corp. (b)	89,119
2,800	Enplas Corp. (b)	74,484
4,000	ESPEC Corp. (b)	44,235
22,000	FDK Corp. (b)	36,210
4,800	Fujitsu Access Ltd.	32,456
3,700	Fujitsu Frontech Ltd. (b)	40,654
2,900	Hakuto Co. Ltd. (b)	44,093
5,700	Hitachi Information Systems Ltd. (b)	124,751
13,000	Hitachi Kokusai Electric, Inc. (b)	119,591
4,000	Hitachi Systems & Services Ltd. (b)	68,327
6,000	Horiba Ltd. (b)	140,658
15,700	Hosiden Corp. (b)	160,213
1,900	Icom, Inc. (b)	55,952
5,000	Idec Izumi Corp. (b)	66,993
9,500	Ines Corp. (b)	79,448
3,000	Information Services International-Dentsu Ltd. (b)	36,539
6,000	Intec, Inc. (b)	56,690
1,451	Invoice, Inc. (b)	144,067
4,500	Japan Digital Laboratory Co. Ltd. (b)	51,486
21,000	Japan Radio Co. Ltd. (b)	89,867
2,800	Kaga Electronics Co. Ltd. (b)	56,922
7,300	Koa Corp.	55,464
5,300	Komatsu Electronic Metals Co. Ltd. (b)	45,314
9,000	Kyoden Co. Ltd. (b)	77,028
2,500	Macnica, Inc. (b)	62,611
4,900	Marubun Corp. (b)	41,981
3,500	Megachips Corp.	44,311
3,900	Mimasu Semiconductor Industry Co. Ltd. (b)	54,128
4,000	Mitsui High-Tec, Inc. (b)	48,256
12,700	Mitsumi Electric Co. Ltd.	128,695
11,000	NEC Infrontia Corp. (b)	48,345
2,600	NEC Mobiling Ltd. (b)	48,345
12,000	NEC Tokin Corp. (b)	65,552
22	Netmarks, Inc. (b)	59,110
5,000	New Japan Radio Co. Ltd. (b)	38,568

3,900	Nihon Dempa Kogyo Co. Ltd. (b)	98,194
6,000	Nihon Inter Electronics Corp. (b)	42,811
3,000	Nippon Ceramic Co. Ltd. (b)	44,680
27,000	Nippon Chemi-Con Corp. (b)	153,496
5,300	Nippon System Development Co. Ltd. (b)	108,452
81	NIWS Co. Ltd. (b)	103,052
5,000	Origin Electric Co. Ltd. (b)	41,726
2,200	Roland DG Corp. (b)	47,856
7,000	Ryoden Trading Co. Ltd. (b)	46,521
7,200	Ryosan Co. Ltd. (b)	170,712
6,700	Ryoyo Electro Corp. (b)	101,633
6,000	Sanshin Electronics Co. Ltd. (b)	54,982
3,000	Satori Electric Co. Ltd. (b)	40,302
13,000	Shindengen Electric Manufacturing Co. Ltd. (b)	44,297
3,800	Shinkawa Ltd. (b)	71,842
9,000	SMK Corp. (b)	49,724
11,000	Star Micronics Co. Ltd. (b)	135,934
3,300	Sumida Corp.	60,040
6,000	Suntelephone Co. Ltd. (b)	47,082
12,000	Tamura Corp. (b)	45,907
11,000	Tamura Taiko Holdings, Inc. (b)	89,644
27,000	Teac Corp. (b)	39,875
5,600	TKC Corp. (b)	96,107
17,000	Toko, Inc. (b)	47,945
15	Tokyo Electron Device Ltd. (b)	36,032
1,600	Tomen Electronics Corp. (b)	41,637
23,000	Toshiba Ceramics Co. Ltd.	69,573
8,000	Toyo Communication Equipment Co. Ltd. (b)	33,381
7,200	Toyo Corp. (b)	89,680
2,300	Trans Cosmos, Inc. (b)	91,468
3,100	Yamaichi Electronics Co. Ltd. (b)	44,156
3,700	Yokowo Co. Ltd. (b)	34,531
4,200	Zuken, Inc. (b)	48,053

		6,144,826

MATERIALS (1.1%):
22,000	Achilles Corp. (b)	42,278
12,000	Asahi Organic Chemicals Industry Co. Ltd. (b)	42,384
14,000	Chuetsu Pulp & Paper Co. Ltd. (b)	35,623
8,000	Chugoku Marine Paints Ltd. (b)	46,192
23,000	Dai Nippon Toryo Co. Ltd. (b)	40,925
23,000	Daiken Corp. (b)	94,128
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (b)	84,128
13,000	Daiso Co. Ltd. (b)	41,868
2,900	FP Corp. (b)	66,566
27,000	Godo Steel Ltd. (b)	98,968
8,000	Gun-Ei Chemical Industry Co. Ltd. (b)	32,028
12,000	Hodogaya Chemical Co. Ltd. (b)	69,181
28,000	Hokuetsu Paper Mills Ltd.	151,210
56,000	Ishihara Sangyo Kaisha Ltd.	123,061
5,200	JSP Corp. (b)	53,203
9,000	Koatsu Gas Kogyo Co. Ltd. (b)	46,521
14,000	Krosaki Harima Corp.	42,598
34,000	Kureha Chemical Industry Co. Ltd.	145,196

17,000	Kurimoto Ltd. (b)	48,550
39,000	Mitsubishi Paper Mills Ltd.	51,699
39,000	Mitsubishi Plastics, Inc. (b)	107,215
18,000	Mitsubishi Steel Mfg. Co. Ltd. (b)	51,726
30,000	Mitsui Mining Co. Ltd. (b)	76,601
21,000	Nakayama Steel Works Ltd. (b)	96,032
5,000	Neturen Co. Ltd. (b)	38,568
10,000	Nif Co., Inc. (b)	153,025
11,000	Nihon Parkerizing Co. Ltd. (b)	137,402
15,000	Nihon Yamamura Glass Co. Ltd. (b)	45,641
16,000	Nippon Chemical Industrial Co. Ltd. (b)	48,256
13,000	Nippon Denko Co. Ltd. (b)	45,801
15,000	Nippon Kasei Chemical Co. Ltd. (b)	35,498
30,000	Nippon Metal Industry Co. Ltd. (b)	56,050
31,000	Nippon Soda Co. Ltd.	89,084
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The) (b)	52,206
20,000	Nippon Yakin Kogyo Co. Ltd. (b)	69,573
10,000	Nittetsu Mining Co. Ltd. (b)	41,103
34,000	NOF Corp. (b)	125,231
13,000	Okamoto Industries, Inc. (b)	47,651
7,000	Okura Industrial Co. Ltd. (b)	42,349
5,500	Osaka Steel Co. Ltd. (b)	71,490
34,000	Pacific Metals Co. Ltd. (b)	139,751
9,000	Riken Technos Corp. (b)	35,472
23,000	Sakai Chemical Industry Co. Ltd. (b)	97,811
11,000	Sakata INX Corp. (b)	55,000
20,000	Sanyo Chemical Industries Ltd. (b)	152,135
31,000	Sanyo Special Steel Co. Ltd. (b)	134,591
19,000	Sekisui Plastics Co. Ltd. (b)	64,235
12,000	Shin-Etsu Polymer Co. Ltd. (b)	96,299
5,000	ST Chemical Co. Ltd. (b)	71,219
2,000	Stella Chemifa Corp. (b)	45,552
65,000	Sumitomo Light Metal Industries Ltd. (b)	111,610
1,500	Sumitomo Titanium Corp. (b)	191,504
16,000	Takasago International Corp. (b)	77,438
11,000	Takiron Co. Ltd. (b)	44,431
24,000	Toho Tenax Co. Ltd. (b)	104,199
23,000	Toho Zinc Co. Ltd. (b)	67,527
35,000	Tokai Carbon Co. Ltd. (b)	155,383
8,000	Tokushu Paper Manufacturing Co. Ltd. (b)	42,206
21,000	Tokyo Rope Manufacturing Co. Ltd. (b)	39,422
15,000	Tomoku Co. Ltd. (b)	40,970
38,000	Topy Industries Ltd. (b)	131,174
13,000	Toyo Kohan Co. Ltd. (b)	48,114
7,000	Wood One Co. Ltd. (b)	55,738
9,000	Yamato Kogyo Co. Ltd. (b)	113,461
3,000	Yushiro Chemical Industry Co. Ltd. (b)	69,128

		4,971,179

TELECOMMUNICATION SERVICES (0.0%):
36	JSAT Corp. (b)	84,235

UTILITIES (0.1%):
2,600	Okinawa Electric Power Co., Inc. (The) (b)	133,238
65,000	Saibu Gas Co. Ltd. (b)	142,260
10,000	Shizuoka Gas Co. Ltd. (b)	55,071

13,000	Tokai Corp. (b)	54,822

		385,391

		47,411,033

MALAYSIA (0.6%):
CONSUMER DISCRETIONARY (0.1%):
45,800	Amway (Malaysia) Holding Berhad	85,493
301,700	DRB-Hicom Berhad	136,771
67,600	Edaran Otomobil Nasional Berhad	71,746
210,800	TAN Chong Motor Holdings Berhad	97,249

		391,259

CONSUMER STAPLES (0.1%):
193,400	Asiatic Development Berhad	93,863
114,600	Carlsberg Brewery Malaysia Berhad	166,553
76,900	Guinness Anchor Berhad	119,964
131,400	Lion Diversified Holdings Berhad	62,371
31,200	United Plantations Berhad	46,592

		489,343

ENERGY (0.0%):
260,900	Scomi Group Berhad	102,969

FINANCIALS (0.2%):
194,400	Bandar Raya Developments Berhad	80,352
577,200	IGB Corp. Berhad	192,399
223,000	Island & Peninsular Berhad	90,984
305,000	Malaysian Industrial Dev Finance	100,853
199,600	MK Land Holdings Berhad	55,356
59,800	Sunway City Berhad	33,488
508,200	TA Enterprise Berhad	109,771

		663,203

HEALTH CARE (0.0%):
43,200	Top Glove Corp. Berhad	55,757

INDUSTRIALS (0.1%):
185,600	Boustead Holdings Berhad	94,037
30,500	Hume Industries-Malaysia Berhad	38,715
362,200	MTD Infraperdana Berhad (b)	102,382
58,700	NCB Holdings Berhad	39,133
104,800	POS Malaysia & Services Holdings Berhad	103,403
143,700	Ranhill Berhad	47,517
356,700	Road Builder M Holdings Berhad	233,044

		658,231

INFORMATION TECHNOLOGY (0.0%):
99,300	Uchi Technologies Berhad	76,792

MATERIALS (0.1%):
220,800	Lion Industries Corp. Berhad	71,834
30,500	Malaysian Oxygen Berhad	102,480
43,000	Ta Ann Holdings Berhad	67,653

		241,967

TELECOMMUNICATION SERVICES (0.0%):
337,800	Time dotCom Berhad	39,185

UTILITIES (0.0%):
124,100	Puncak Niaga Holding Berhad	83,064
115,200	Sarawak Enterprise Corp.	43,008

		126,072

		2,844,778

MEXICO (0.8%):
CONSUMER DISCRETIONARY (0.3%):
96,600	Consorcio ARA SA de CV	353,370
87,708	Corp. Interamericana de Entretenimiento SA (b)	194,575
244,000	Corporacion GEO SA de CV (b)	675,590
254,600	TV Azteca SA de CV	148,294

		1,371,829

CONSUMER STAPLES (0.2%):
184,000	Controladora Comercial Mexicana SA de CV	242,485
147,000	Embotelladoras Arca SA de CV	332,356
76,900	Gruma SA de CV	184,392
88,800	Grupo Continental SA	159,275

		918,508

INDUSTRIALS (0.3%):
633,900	Empresas ICA Sociedad Controladora SA de CV (b)	267,491
163,500	Grupo Aeroportuario del Sureste SA de CV	559,972
138,400	Industrias CH SA - Series B (b)	300,500

		1,127,963

MATERIALS (0.0%):
50,391	Grupo Cementos de Chihuahua SA de CV	116,547
99,800	Vitro SA de CV	87,618

		204,165

TELECOMMUNICATION SERVICES (0.0%):
14,600	Grupo Iuscaell SA de CV (b)	42,657

		3,665,122

NETHERLANDS (1.2%):
CONSUMER DISCRETIONARY (0.1%):
900	Beter Bed Holding NV	31,288
903	Gamma Holding NV	38,520
5,700	Jetix Europe NV (b)	96,071
935	Macintosh Retail Group NV	40,701
1,069	Telegraaf Media Groep NV	23,332
535	Ten Cate NV	53,974

		283,886

CONSUMER STAPLES (0.1%):
100	Grolsch NV	2,856
5,819	Nutreco Holding NV	251,683
3,358	Sligro Food Group NV	132,537

		387,076

FINANCIALS (0.0%):
1,128	KAS Bank NV	24,962

HEALTH CARE (0.1%):
7,501	Crucell (b)	162,081
3,396	OPG Groep NV	263,543
14,105	Pharming Group NV (b)	59,519

		485,143

INDUSTRIALS (0.6%):
5,324	Aalberts Industries NV	285,147
6,763	AM NV	80,940
1,946	Arcadis NV	46,886
1,617	Athlon Holding NV	42,940
5,006	Boskalis Westminster	200,313
4,451	Brunel International	65,305
29,395	Buhrmann NV	332,908

3,048	Draka Holding (b)	38,068
1,590	Eriks Group NV	58,822
152,816	Hagemeyer NV (b)	383,568
4,045	Heijmans NV	196,879
5,425	Imtech NV	196,687
2,480	Koninklijke BAM Groep NV	176,219
6,156	Koninklijke Vopak NV	164,892
8,090	Stork NV	382,084
4,578	United Services Group NV	129,896
4,555	Univar NV	169,287

		2,950,841

INFORMATION TECHNOLOGY (0.2%):
11,552	ASM International NV (b)	177,055
3,556	Exact Holding NV	96,457
26,384	Getronics NV	331,756
18,340	OCE NV	269,307
3,476	Ordina NV	47,122
642	Twentsche Kabel	28,998
960	Unit 4 Agresso NV (b)	15,214

		965,909

TELECOMMUNICATION SERVICES (0.1%):
132,351	Versatel Telecom International NV (b)	351,460

		5,449,277

NEW ZEALAND (0.2%):
CONSUMER DISCRETIONARY (0.0%):
34,146	Warehouse Group Ltd.	89,467

CONSUMER STAPLES (0.0%):
15,128	Sanford Ltd.	47,873

ENERGY (0.1%):
4,794	New Zealand Refining Co. Ltd. (The)	156,603

FINANCIALS (0.0%):
25,390	Tower Ltd. (b)	37,323

HEALTH CARE (0.0%):
15,401	Metlifecare Ltd.	35,636
15,246	Ryman Healthcare Ltd.	40,984

		76,620

INDUSTRIALS (0.1%):
23,220	Port of Tauranga Ltd.	73,955
19,443	Waste Management NZ Ltd.	88,653

		162,608

MATERIALS (0.0%):
15,224	Nuplex Industries Ltd.	49,213
16,969	Steel & Tube Holdings Ltd.	57,626
16,541	Tenon Ltd.	48,405

		155,244

		725,738

NORWAY (0.5%):
CONSUMER DISCRETIONARY (0.0%):
4,000	Expert ASA	49,464

CONSUMER STAPLES (0.0%):
114,000	Fjord Seafood ASA (b)	78,347
4,300	Leroy Seafood Group ASA	35,283

5,000	Rieber & SON AS	37,753

		151,383

ENERGY (0.2%):
1,150	Bonheur A/S	95,692
26,241	DET Norske Oljeselskap	104,322
3,400	Farstad Shipping A/S	45,057
1,625	Ganger Rolf A/S	123,948
18,500	Ocean RIG ASA (b)	205,251
9,500	Sinvest ASA (b)	66,607
3,800	Solstad Offshore ASA	50,358
5,200	TGS Nopec Geophysical Co. ASA (b)	157,051

		848,286

FINANCIALS (0.1%):
31,000	Acta Holding ASA	74,519
7,600	Aktiv Kapital ASA	108,620
1,000	Sparebanken Midt-Norge	53,162

		236,301

INDUSTRIALS (0.1%):
1,500	Kongsberg Gruppen ASA	24,732
24,200	Tomra Systems ASA	131,262
3,000	Veidekke ASA	73,040

		229,034

INFORMATION TECHNOLOGY (0.1%):
13,800	EDB Business Partner ASA	109,514
5,000	Eltek ASA (b)	72,038
34,000	Fast Search & Transfer ASA (b)	98,496
13,600	Tandberg Television ASA (b)	173,416
6,400	Visma ASA	80,868

		534,332

		2,048,800

PHILIPPINES (0.1%):
CONSUMER DISCRETIONARY (0.0%):
40,000	Jollibee Foods Corp.	22,103

CONSUMER STAPLES (0.0%):
238,100	Universal Robina Corp.	67,907

ENERGY (0.0%):
1,228,000	Petron Corp.	68,952

FINANCIALS (0.0%):
1,382,000	Filinvest Land, Inc. (b)	35,474
1,495,000	Megaworld Corp. (b)	35,709
66,200	Philippine National Bank (b)	54,282

		125,465

INDUSTRIALS (0.1%):
635,000	Aboitiz Equity Ventures, Inc.	57,727
513,000	International Container Term Services, Inc. (b)	73,156

		130,883

UTILITIES (0.0%):
160,700	First Philippine Holdings Corp.	128,904

		544,214

POLAND (0.2%):
CONSUMER DISCRETIONARY (0.1%):
4,164	Debica	95,619
350	LPP SA (b)	84,546

18,538	Orbis SA	139,317

		319,482

FINANCIALS (0.0%):
2,800	Echo Investment S.A. (b)	96,863
93,729	Getin Holding SA (b)	97,553

		194,416

INDUSTRIALS (0.0%):
4,062	Budimex SA (b)	51,241

INFORMATION TECHNOLOGY (0.1%):
7,087	Prokom Software SA (b)	232,485

MATERIALS (0.0%):
3,767	Grupa Kety SA	142,111

		939,735

PORTUGAL (0.1%):
CONSUMER DISCRETIONARY (0.0%):
4,016	Impresa SGPS (b)	26,053

CONSUMER STAPLES (0.0%):
6,200	Jeronimo Martins	91,042

INDUSTRIALS (0.0%):
12,446	Mota Engil SGPS SA	44,520
16,000	Teixeira Duarte - Engenharia Construcoes SA	23,475

		67,995

MATERIALS (0.1%):
3,088	Gescartao SGPS SA (b)	40,626
9,879	Semapa-Sociedade de Investimento e Gestao	56,899

		97,525

TELECOMMUNICATION SERVICES (0.0%):
12,438	SONAECOM - SGPS SA (b)	48,564

		331,179

SINGAPORE (0.5%):
CONSUMER DISCRETIONARY (0.1%):
46,000	Hotel Properties Ltd.	41,195
58,000	Osim International Ltd.	42,529
87,000	Raffles Education Corp. Ltd.	44,708
143,000	Raffles Holdings Ltd.	80,361
11,000	Robinson & Co. Ltd.	40,660

		249,453

CONSUMER STAPLES (0.0%):
11,000	Cerebos Pacific Ltd.	20,760
61,000	Singapore Food Industries Ltd.	41,062

		61,822

ENERGY (0.0%):
257,000	K1 Ventures Ltd.	43,250

FINANCIALS (0.1%):
137,000	Allgreen Properties Ltd.	105,396
248,000	Ascott Group Ltd. (The)	83,472
49,000	Guocoland Ltd.	43,587
35,000	Hong Leong Finance Ltd.	82,883
63,000	Kim Eng Holdings Ltd.	49,982
40,000	MCL Land Ltd.	35,822
124,000	United Industrial Corp. Ltd.	76,764
94,000	UOB-Kay Hian Holdings Ltd.	56,497

24,000	Wheelock Properties S Ltd.	47,025

		581,428

HEALTH CARE (0.0%):
125,000	Parkway Holdings Ltd.	157,771

INDUSTRIALS (0.2%):
177,000	Chuan Hup Holdings Ltd.	89,894
27,000	Goodpack Ltd.	25,640
99,000	Hi-P International Ltd.	92,823
63,000	Hong Leong Asia Ltd.	35,783
56,000	Hwa Hong Corp. Ltd.	20,531
73,000	Jaya Holdings Ltd.	51,773
97,000	Labroy Marine Ltd.	58,009
43,000	SBS Transit Ltd.	56,858
67,136	Sembcorp Logistics Ltd.	73,439
59,000	Straits Trading Co. Ltd.	89,362
18,000	United Engineers Ltd.	19,149

		613,261

INFORMATION TECHNOLOGY (0.1%):
15,550	Creative Technology Ltd.	115,891
35,000	Datacraft Asia Ltd. (b)	38,150
105,000	GES International Ltd.	48,594
28,000	IDT Holdings Singapore Ltd.	36,855
65,000	Jurong Technologies Industrial Corp. Ltd.	70,321
38,000	Unisteel Technology Ltd.	42,481
212,000	United Test and Assembly Center Ltd. (b)	91,105
20,000	WBL Corp. Ltd.	41,111

		484,508

MATERIALS (0.0%):
32,000	NatSteel Ltd.	42,505

		2,233,998

SOUTH AFRICA (1.1%):
CONSUMER DISCRETIONARY (0.4%):
72,947	Caxton and CTP Publishers and Printers Ltd.	127,845
5,000	City Lodge Hotels Ltd.	28,145
30,890	Ellerine Holdings Ltd.	277,264
35,515	Gold Reef Casino Resorts Ltd.	88,609
26,384	Johnnic Communications Ltd. (b)	172,597
25,000	Mr Price Group Ltd.	54,197
9,200	New Clicks Holdings Ltd.	12,037
43,986	Primedia Ltd.	84,985
29,558	Sun International Ltd.	332,758
58,372	Super Group Ltd.	102,123
3,000	Tiger Wheels Ltd.	12,095

		1,292,655

CONSUMER STAPLES (0.2%):
19,645	Afgri Ltd.	16,139
10,760	Astral Foods Ltd.	108,612
89,783	AVI Ltd.	199,284
15,200	Distell Group Ltd.	65,904
107,421	Illovo Sugar Ltd.	148,715
25,210	Rainbow Chicken Ltd.	31,641
93,876	Shoprite Holdings Ltd.	227,077
13,781	Tongaat-Hulett Group Ltd. (The)	136,695

		934,067

FINANCIALS (0.2%):
11,741	African Life Assurance Co. Ltd.	38,850

82,076	Alexander Forbes Ltd.	177,308
184,193	Metropolitan Holdings Ltd.	319,448
20,174	Santam Ltd.	220,977

		756,583

HEALTH CARE (0.0%):
59,180	Medi-Clinic Corp. Ltd.	157,556

INDUSTRIALS (0.1%):
124,929	Aveng Ltd.	252,778
6,600	Delta Electrical Industries	44,189
15,366	Grindrod Ltd.	112,208
53,324	Murray & Roberts Holdings Ltd.	120,063
24,146	Trencor Ltd.	75,305
9,523	Wilson Bayly Holmes-Ovcon Ltd.	46,360

		650,903

INFORMATION TECHNOLOGY (0.1%):
26,710	DataTec Ltd. (b)	57,945
291,916	Dimension Data Holdings Plc (b)	179,417
47,770	Reunert Ltd.	288,515

		525,877

MATERIALS (0.1%):
32,497	Aeci Ltd.	237,552
23,957	African Rainbow Minerals Ltd. (b)	122,096
2,787	Ceramic Industries Ltd.	45,389
4,521	Highveld Steel and Vanadium Corp. Ltd.	42,162
37,047	Iliad Africa Ltd.	63,688
50,815	Northam Platinum Ltd.	102,044
12,180	Western Areas Ltd. (b)	36,596

		649,527

TELECOMMUNICATION SERVICES (0.0%):
21,133	Allied Technologies Ltd.	146,284

		5,113,452

SOUTH KOREA (1.2%):
CONSUMER DISCRETIONARY (0.2%):
460	Cheil Communications, Inc.	89,499
6,300	Cheil Industries, Inc.	114,912
1,000	Daekyo Co. Ltd.	67,805
2,900	Daewoo Motor Sales Corp.	52,191
8,870	Halla Climate Control	80,593
5,940	Hotel Shilla Co. Ltd.	49,406
15,220	Hyundai Autonet Co. Ltd.	57,596
1,660	Hyundai Department Store Co. Ltd.	87,849
2,220	Korea Kumho Petrochemical	39,521
3,940	Kumho Industrial Co. Ltd.	62,093
6,810	Lotte Midopa Co. Ltd. (b)	49,024
4,200	SKC Co. Ltd. (b)	41,675
10,290	Ssangyong Motor Co. (b)	76,078
6,350	Woongjin Coway Co. Ltd.	111,501

		979,743

CONSUMER STAPLES (0.1%):
1,410	LG Household & Health Care Ltd.	67,349
80	Lotte Chilsung Beverage Co. Ltd.	73,155
100	Lotte Confectionery Co. Ltd.	69,848
90	Namyang Dairy Products Co. Ltd.	43,339
490	Orion Corp.	70,548
990	Samyang Corp.	44,109

		368,348

FINANCIALS (0.3%):
17,260	Daegu Bank	172,105
6,570	Daishin Securities Co. Ltd.	96,829
5,780	Dongbu Insurance Co. Ltd.	65,225
8,560	Hyundai Marine & Fire Insurance Co.	64,370
17,560	Hyundai Securities Co. (b)	181,075
5,490	Korea Investment Holdings Co. Ltd.	125,507
8,970	Korean Reinsurance Co.	56,981
6,640	LG Insurance Co. Ltd.	60,073
14,880	Pusan Bank	150,544
26,950	SK Securities Co. Ltd. (b)	37,622
9,010	Tong Yang Investment Bank (b)	45,227
14,480	Woori Investment & Securities Co. Ltd.	174,670

		1,230,228

HEALTH CARE (0.1%):
2,750	Bukwang Pharmaceutical Co. Ltd.	37,587
590	Dong-A Pharmaceutical Co. Ltd.	24,967
720	Hanmi Pharm Co. Ltd.	51,481
1,050	LG Life Sciences Ltd. (b)	38,815
830	Yuhan Corp.	97,296

		250,146

INDUSTRIALS (0.2%):
3,310	Doosan Heavy Industries and Construction Co. Ltd.	59,570
8,200	Doosan Industrial Development Co. Ltd. (b)	58,312
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	92,106
960	Hankuk Glass Industries, Inc.	52,111
790	Hyundai Elevator Co. Ltd.	39,963
1,670	Hyundai Mipo Dockyard	103,811
2,720	Korean Air Lines Co. Ltd.	52,127
7,280	LG International Corp.	92,067
2,430	LS Cable Ltd.	55,434
2,270	LS Industrial Systems Co. Ltd.	48,361
4,080	Samsung Engineering Co. Ltd.	67,474
2,130	STX Shipbuilding Co. Ltd.	44,861
4,070	Taihan Electric Wire Co. Ltd.	56,223

		822,420

INFORMATION TECHNOLOGY (0.0%):
4,980	Daeduck Electronics Co.	42,923
19,360	Dongbuanam Semiconductor, Inc. (b)	51,227
6,500	Samsung Techwin Co. Ltd.	73,035
890	Sindo Ricoh Co. Ltd.	46,320

		213,505

MATERIALS (0.3%):
1,830	DC Chemical Co. Ltd.	46,019
6,810	Dongkuk Steel Mill Co. Ltd.	107,654
720	Hanil Cement Manufacturing	47,909
4,500	Hansol Paper Co.	47,497
7,080	Hanwha Chem Corp.	85,749
6,070	Hanwha Corp.	111,013
1,800	Honam Petrochemical Corp.	79,673
3,380	Hyosung Corp.	42,910
6,580	Hyundai Hysco	96,016
8,710	INI Steel Co.	148,282
1,320	Korea Zinc Co. Ltd.	37,047
7,730	KP Chemical Corp. (b)	43,615

2,980	LG Petrochemical Co. Ltd.	76,968
3,310	Poongsan Corp.	40,411
2,470	Samsung Fine Chemicals Co. Ltd.	53,103
31,960	Ssangyong Cement Industrial Co. Ltd. (b)	55,031
2,230	Sungshin Cement Co. Ltd.	45,231
70	Taekwang Industrial Co. Ltd.	43,854
1,220	Union Steel	43,853

		1,251,835

TELECOMMUNICATION SERVICES (0.0%):
4,400	Dacom Corp. (b)	52,220

UTILITIES (0.0%):
480	Samchully Co. Ltd.	39,924

		5,208,369

SPAIN (0.5%):
CONSUMER DISCRETIONARY (0.0%):
5,613	Cortefiel SA	124,416
36,109	Telepizza	72,682

		197,098

CONSUMER STAPLES (0.1%):
920	Baron de Ley (b)	42,681
4,659	Campofrio Alimentacion SA	88,581
697	Pescanova SA	19,608
5,784	SOS Cuetara SA	71,537
10,207	Viscofan SA	101,489

		323,896

FINANCIALS (0.1%):
5,600	Banco Guipuzcoano SA	112,109
2,694	Grupo Catalana Occidente SA	212,985

		325,094

HEALTH CARE (0.1%):
5,476	Faes Farma SA	112,282
24,962	Natraceutical SA (b)	35,111
37,304	Zeltia SA (b)	257,830

		405,223

INDUSTRIALS (0.1%):
8,280	Abengoa SA	107,428
176	Construcciones y Auxiliar de Ferrocarriles SA	19,591
1,615	Elecnor-Electrificaciones del Norte SA	21,541
7,329	Europistas Concesionaria Espanola SA	48,345
9,697	Obrascon Huarte Lain SA	134,279
5,465	Prosegur Cia de Seguridad SA	127,894
21,386	Uralita SA	110,210

		569,288

MATERIALS (0.1%):
24,192	Ercros SA (b)	26,108
1,922	Grupo Empresarial Ence SA	54,302
1,142	Miquel y Costas	41,944
22,221	Tubacex SA	83,258
3,665	Vidrala SA	85,725

		291,337

		2,111,936

SWEDEN (1.1%):
CONSUMER DISCRETIONARY (0.2%):
5,200	Bilia AB	96,456
4,550	Clas Ohlson AB	86,744
7,200	JM AB	255,054

3,400	Lindex AB	164,676
7,300	Nobia AB	120,834
2,600	SkiStar AB	52,247
20,400	Trelleborg AB	338,989
800	TV 4 AB	13,860

		1,128,860

CONSUMER STAPLES (0.0%):
4,250	Axfood AB	101,828
2,700	Karlshamns AB	49,040

		150,868

FINANCIALS (0.2%):
9,800	D Carnegie AB	111,721
23,300	Klovern AB	88,241
9,100	Kungsleden AB	277,228
18,400	OMX AB (b)	220,427
7,500	Wallenstam Byggnads AB	100,475

		798,092

HEALTH CARE (0.2%):
1,550	Biacore International AB	39,633
18,600	Capio AB (b)	318,661
6,600	Elekta AB - Class B (b)	310,739
4,500	Meda AB	44,055
2,600	Q-Med AB	60,788

		773,876

INDUSTRIALS (0.2%):
1,600	Bergman & Beving AB (b)	18,343
4,900	Cardo AB	120,242
10,800	Gunnebo AB	101,557
5,800	Haldex AB	103,850
10,200	Intrum Justitia AB (b)	74,893
3,750	Munters AB	84,293
5,000	NCC AB	85,018
4,000	Nibe Industrier AB - Class B	106,143
13,800	Observer AB	63,995
11,000	Peab AB	134,611

		892,945

INFORMATION TECHNOLOGY (0.2%):
10,000	Boss Media AB (b)	33,749
65,000	Enea AB (b)	42,283
8,000	HIQ International AB	38,026
39,000	Industrial & Financial Systems (b)	40,944
19,000	Intentia International AB - Class B (b)	43,076
8,700	Micronic Laser Systems AB (b)	95,819
9,800	Teleca AB (b)	44,057
59,000	Telelogic AB (b)	126,921
84,000	WM-data AB - Class B	243,459

		708,334

MATERIALS (0.1%):
53,500	Boliden AB (b)	239,827
5,500	Hoganas AB	135,320

		375,147

		4,828,122

SWITZERLAND (1.9%):
CONSUMER DISCRETIONARY (0.2%):
275	Affichage Holding Genf	43,717
111	AFG Arbonia-Forster Holding AG	32,827
2,250	Charles Voegele Holding AG	154,651
60	Jelmoli Holding AG	89,606

684	Kuoni Reisen Holding (b)	261,750
390	PubliGroupe SA	117,760
739	Rieter Holding AG	223,140
424	Tamedia AG	40,152
541	Valora Holding AG	113,277

		1,076,880

CONSUMER STAPLES (0.1%):
638	Barry Callebaut AG	167,386
283	Emmi AG	27,678
84	Hiestand Holding AG	69,506

		264,570

FINANCIALS (0.5%):
778	Allreal Holding AG	68,542
1,313	Bank Coop AG	64,004
60	Bank Sarasin & Compagnie AG	109,447
1,025	Banque Cantonale Vaudoise	252,809
713	Berner Kantonalbank	108,973
151	Generali Schweiz Holding AG	39,851
582	Helvetia Patria Holding	103,633
216	Intershop Holdings	41,161
525	Luzerner Kantonalbank	98,618
300	OZ Holding AG	18,396
7,963	PSP Swiss Property AG (b)	352,318
461	St Galler Kantonalbank	119,875
151	Swiss National Insurance Co.	78,061
2,236	Swiss Prime Site AG	106,741
966	Swissfirst AG (b)	42,515
4,161	Valiant Holding (b)	357,866
5,401	Vontobel Holding AG	124,932
1,324	Zueblin Immobilien Holding AG (b)	11,099
20	Zuger Kantonalbank AG	51,075

		2,149,916

HEALTH CARE (0.3%):
5,281	Actelion NV (b)	566,510
176	Bachem Holding AG	10,137
6,899	Berna Biotech AG (b)	54,087
158	Galenica Holding AG (b)	27,570
9,000	Phonak Holding AG	356,283
2,779	Tecan Group AG	90,167
1,313	Unilabs	48,920

		1,153,674

INDUSTRIALS (0.4%):
58	Belimo Holding AG	35,566
1,600	Bobst Group AG	73,275
644	Bucher Industries AG	45,239
35	Conzzeta Holding AG	43,196
16	Daetwyler Holding AG	43,717
641	Georg Fischer AG (b)	211,958
483	Kaba Holding AG - Class B	134,781
200	Komax Holding AG (b)	15,835
333	Orell Fuessli Holding AG	40,840
387	Sarna Kunststoff Holding AG (b)	45,360
3,682	Saurer AG (b)	262,081
1,294	SIG Holding AG	300,825
890	Sulzer AG	426,245
532	Unique Zurich Airport (b)	86,719
60	Zehnder Group AG - Class B	74,237

		1,839,874

INFORMATION TECHNOLOGY (0.3%):
5,613	Ascom Holding AG	82,781
10,619	Kudelski SA	427,794
553	Leica Geosystems AG	218,916
4,780	Micronas Semiconductor Hold (b)	189,226
124	Phoenix Mecano AG	31,233
2,187	SEZ Holding AG (b)	55,002
2,715	Unaxis Holding AG (b)	387,767

		1,392,719

MATERIALS (0.1%):
1,783	EMS-Chemie Holding AG	156,391
436	Siegfried Holding AG	53,472
669	Sika AG (b)	442,435

		652,298

UTILITIES (0.0%):
121	Energiedienst Holding AG	43,204
66	Vaudoise D’electricite - Class B	70,186

		113,390

		8,643,321

TAIWAN (1.0%):
CONSUMER DISCRETIONARY (0.1%):
25,000	Altek Corp. (b)	46,681
44,000	Ambassador Hotel (The) (b)	39,492
17,340	Basso Industry Corp.	40,541
81,000	Far Eastern Department Stores Ltd. (b)	53,126
38,880	Feng TAY Enterprise Co. Ltd.	40,021
24,000	Formosa International Hotels Corp.	40,672
83,640	Formosa Taffeta Co. Ltd.	38,847
26,000	Giant Manufacturing Co. Ltd.	42,674
11,000	Johnson Health Tech Co. Ltd. (b)	37,455
57,000	Kenda Rubber Industrial Co.	36,134
9,000	Largan Precision Co. Ltd.	76,258
15,000	Merry Electronics Co. Ltd.	38,271
48,000	Nien Hsing Textile Co. Ltd.	39,467
29,375	Nien Made Enterprises	39,179
36,000	Premier Image Technology Corp. (b)	51,969
99,000	Ruentex Industries Ltd. (b)	37,127
213,000	Sampo Corp. (b)	39,706
90,000	Sanyang Industrial Co. Ltd.	34,458
169,000	Tainan Spinning Co. Ltd.	41,103
57,000	Test-Rite International Co. Ltd.	41,411
31,000	Tong Yang Industry Co. Ltd.	43,292

		897,884

FINANCIALS (0.2%):
57,000	Bank of Kaohsiung	41,142
189,000	Cathay Real Estate Development Co. Ltd. (b)	89,562
92,000	China Life Insurance Co. (b)	42,297
136,000	EnTie Commercial Bank (b)	53,777
260,000	Farmers Bank of China Ltd. (The) (b)	86,898
69,000	Hung Sheng Construction Co. Ltd. (b)	40,168
249,000	TA Chong Bank Co. Ltd. (b)	80,096
262,000	Taichung Commercial Bank (b)	79,097
101,000	Tainan Business Bank (b)	39,303
47,000	Taiwan Life Insurance Co. Ltd.	78,026
243,000	The Chinese Bank (b)	41,333
131,000	Union Bank Of Taiwan (b)	41,522

		713,221

HEALTH CARE (0.0%):
26,000	Pihsiang Machinery Manufacturing Co. Ltd. (b)	52,220

INDUSTRIALS (0.2%):
247,000	BES Engineering Corp. (b)	36,587
22,000	Cheng Uei Precision Industry Co.	66,418
77,000	Continental Engineering Corp.	36,972
74,000	CTCI Corp. (b)	39,827
97,000	ET Internet Technology Corp. (b)	39,421
99,000	Evergreen International Storage & Transport Corp.	38,525
91,000	Fu Sheng Industrial Co. Ltd.	110,090
31,900	Pan-International Industrial (b)	47,652
44,000	Phoenixtec Power Co. Ltd.	44,601
53,000	Shihlin Electric & Engineering Corp.	47,237
37,000	Sincere Navigation Corp.	43,195
37,000	Taiwan Secom	58,290
312,000	Teco Electric and Machinery Co. Ltd. (b)	90,080
71,000	Yungtay Engineering Co. Ltd.	41,778

		740,673

INFORMATION TECHNOLOGY (0.3%):
70,000	Accton Technology Corp. (b)	33,720
135,000	Arima Computer Corp. (b)	38,299
42,900	Chicony Electronics Co. Ltd.	40,120
111,000	Co.mpeq Manufacturing Co. (b)	45,285
61,600	D-Link Corp.	66,694
20,000	Elite Semiconductor Memory Technology, Inc. (b)	40,044
61,000	Elitegroup Computer Systems	40,775
31,000	Everlight Electronics Co. Ltd.	40,471
90,000	Gigabyte Technology Co. Ltd.	104,503
40,000	Greatek Electronics, Inc. (b)	48,454
33,000	Ichia Technologies, Inc.	31,535
99,841	King Yuan Electronics Co. Ltd.	63,825
131,250	Kinpo Electronics	60,960
414,000	Macronix International (b)	77,954
109,000	Micro-Star International Co. Ltd. (b)	82,096
41,000	Phoenix Precision Technology Corp.	39,115
121,000	Prodisc Technology, Inc.	35,125
108,000	Realtek Semiconductor Corp.	131,843
120,000	Ritek Corp.	41,425
197,000	Silicon Integrated Systems Corp. (b)	126,738
83,000	Sintek Photronic Corp. (b)	33,601
20,000	Springsoft, Inc.	43,873
117,000	Systex Corp.	40,206
21,000	Taiwan Green Point Enterprise Co. Ltd. (b)	79,084
21,000	Transcend Information, Inc. (b)	56,018
97,000	Universal Scientific Industrial Co. Ltd. (b)	44,596
101,000	Wistron Corp.	99,368

		1,585,727

MATERIALS (0.2%):
121,000	Cheng Loong Corp.	34,669
97,000	Chia Hsin Cement Corp. (b)	40,943
90,000	China Manmade Fibers (b)	39,542
171,000	China Petrochemical Development Corp. (b)	50,229
26,520	China Steel Chemical Corp.	38,617
55,000	Chung HWA Pulp	18,641

67,100	Eternal Chemical Co. Ltd.	39,062
44,000	Feng Hsin Iron & Steel Co.	34,659
160,000	Goldsun Development & Construction Co. Ltd. (b)	40,421
53,000	Oriental Union Chemical Corp. (b)	47,486
37,000	Sheng Yu Steel Co. Ltd.	31,990
181,000	Shinkong Synthetic Fibers Corp. (b)	40,159
70,000	Taiwan Styrene Monomer (b)	38,004
152,000	Ton Yi Industrial Corp.	38,209
79,000	TSRC Corp.	37,560
67,100	Tung Ho Steel Enterprise Corp.	37,693
111,000	USI Corp.	35,357
113,000	Yieh Phui Enterprise	53,901
124,000	Yuen Foong Yu Paper Manufacturing Co. Ltd.	45,919

		743,061

		4,732,786

THAILAND (0.3%):
CONSUMER DISCRETIONARY (0.1%):
547,800	Asian Property Development Public Co. Ltd.	46,604
290,600	ITV Public Co. Ltd. (b)	76,125
18,200	Thai Stanley Electric Public Co. Ltd.	55,549
182,600	United Broadcasting Corp. Public Co. Ltd. (b)	101,811

		280,089

CONSUMER STAPLES (0.0%):
65,300	Siam Makro Public Co. Ltd.	88,667

FINANCIALS (0.2%):
397,900	Asia Plus Securities Public Co. Ltd.	42,267
536,100	Central Pattana Public Co. Ltd.	130,128
119,900	Kiatnakin Finance Public Co. Ltd.	83,564
601,700	National Finance Public Co. Ltd.	182,202

		438,161

HEALTH CARE (0.0%):
13,000	Bangkok Dusit Medical Services Public Co. Ltd.	5,280
80,000	Bumrungrad Hospital Public Co. Ltd.	39,029

		44,309

INDUSTRIALS (0.0%):
177,400	Sino Thai Engineering & Construction Public Co. Ltd.	45,618

INFORMATION TECHNOLOGY (0.0%):
208,200	Delta Electronics Thai Public Co. Ltd.	76,055
128,700	Hana Microelectronics Public Co. Ltd.	68,974
537,100	Magnecomp Precision Technology (b)	62,216

		207,245

MATERIALS (0.0%):
211,600	Thai Plastic & Chemical Public Co. Ltd.	77,297
256,900	Vinythai Public Co. Ltd.	49,083

		126,380

TELECOMMUNICATION SERVICES (0.0%):
236,000	Shin Satellite Public Co. Ltd. (b)	79,971
872,600	TT&T Public Co. Ltd. (b)	61,235

		141,206

		1,371,675

TURKEY (0.6%):
CONSUMER DISCRETIONARY (0.2%):
5,321	Aksa Akrilik Kimya Sanayii	53,190
26,243	Anadolu Cam Sanayii AS	113,279
514	Brisa Bridgestone Sabanci	30,556
2,223	BSH Profilo Elektrikli Gerecler Sanayii AS	41,245
30,000	Dogan Yayin Holding (b)	84,513
103,283	Hurriyet Gazetecilik AS	273,752
13,000	Kordsa Sabanci Dupont Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	39,576
61,111	Tofas Turk Otomobil Fabrik	98,573
65,390	Turk Sise ve Cam Fabrikalari AS	239,672
42,641	Vestel Elektronik Sanayi (b)	166,301

		1,140,657

CONSUMER STAPLES (0.1%):
33,643	Migros Turk TAS	267,514
78,623	Tansas Perakende Magazacilik Ticaret AS (b)	111,936
30,000	Ulker Gida Sanayi ve Ticaret AS	94,055

		473,505

FINANCIALS (0.1%):
34,242	Aksigorta AS	164,663
23,225	Anadolu Anonim Turk Sigorta Sirketi (b)	47,136
25,000	Anadolu Hayat Emeklilik AS	44,301
8,235	Turk Ekonomi Bankasi AS	79,824

		335,924

HEALTH CARE (0.0%):
28,076	Eczacibasi Ilac Sanayi	88,874

INDUSTRIALS (0.1%):
2,450	Alarko Holding AS (b)	91,840
60,066	Ihlas Holding	38,209
44,156	Trakya Cam Sanayi AS	168,867
7,462	Turk Demir Dokum Fabrikalari AS	45,207

		344,123

MATERIALS (0.1%):
19,888	Akcansa Cimento AS	91,872
5,627	Bursa Cimento	61,788
26,493	Cimsa Cimento Sanayi VE Tica	153,481

		307,141

UTILITIES (0.0%):
5,197	Akenerji Elektrik Uretim AS (b)	23,220
43,988	Aygaz AS	105,265
12,270	Zorlu Enerji Elektrik Uretim AS	45,159

		173,644

		2,863,868

UNITED KINGDOM (7.4%):
CONSUMER DISCRETIONARY (1.8%):
39,223	Aga Foodservice Group Plc	214,495
22,277	Alpha Airports Group Plc	37,801
21,163	Bellway Plc	320,403
6,704	Blacks Leisure Group Plc	51,043
24,161	Bovis Homes Group Plc	279,124
8,349	BPP Holdings Plc	53,475
8,224	Carpetright Plc	139,694
11,306	Chrysalis Group Plc	31,212
27,959	Clinton Cards Plc	37,856

22,947	Crest Nicholson	169,066
21,772	DE Vere Group Plc	218,218
71,664	Entertainment Rights Plc (b)	36,317
5,179	Euromoney Institutional Investor Plc	36,427
18,220	Findel Plc	166,598
93,116	First Choice Holidays Plc	307,003
17,147	First Technology Plc	94,072
8,125	French Connection Group Plc	36,575
58,668	Future Plc	83,303
61,781	Game Group Plc	95,056
5,366	Games Workshop Group Plc	36,091
13,815	GCAP Media Plc	71,662
16,906	Greene King Plc	399,833
25,455	Headlam Group Plc	190,230
100,708	HMV Group Plc	435,184
9,757	Holidaybreak Plc	101,739
43,276	House Of Fraser Plc	82,565
22,235	Huntsworth Plc	34,602
14,166	Incisive Media plc	37,738
40,455	JJB Sports Plc	139,426
10,464	John Menzies Plc	98,991
28,307	London Clubs International Plc (b)	54,255
17,104	Luminar Plc	157,897
60,034	Matalan Plc	216,669
31,308	Mccarthy & Stone Plc	309,392
9,232	Metal Bulletin Plc	40,462
145,122	MFI Furniture Plc	296,011
6,452	Millennium & Copthorne Hotels Plc	41,098
51,783	N Brown Group Plc	148,420
37,301	Pace Micro Technology Plc (b)	49,684
19,192	Peacock Group Plc	88,586
28,492	Pendragon Plc	145,291
56,972	Photo-Me International Plc	116,459
49,551	Redrow Plc	365,512
32,371	Restaurant Group Plc	73,997
5,920	ScS Upholstery Plc	34,092
54,898	SMG Plc	88,086
7,688	St Ives Group Plc	49,309
23,416	Stanley Leisure Plc	223,166
102,352	Taylor Nelson Sofres Plc	360,851
5,162	Ted Baker Plc	44,930
47,857	Topps Tiles Plc	168,514
6,853	Ulster Television Plc	55,431
9,775	Vardy Plc	96,255
6,702	Vitec Group Plc (The)	40,657
6,330	Wembley Plc (b)	97,393
26,805	Westbury Plc	212,338
43,403	Wetherspoon (J.D.) Plc	212,169
37,047	WH Smith Plc	243,962
6,969	Wyevale Garden Centres Plc	67,552

		8,134,237

CONSUMER STAPLES (0.4%):
64,410	Arla Foods UK Plc	79,564
4,469	Belhaven Group Plc	41,885
24,688	Body Shop International Plc	99,846
31,525	Dairy Crest Group Plc	282,156
26,078	Devro plc	56,861
2,569	Greggs Plc	207,797

3,421	Hardys & Hansons Plc	39,612
29,022	Mcbride Plc	74,124
125,910	Northern Foods Plc	340,956
2,264	PZ Cussons Plc	50,753
3,561	Richmond Foods Plc	38,478
22,021	Uniq Plc	58,760
19,706	Wolverhampton & Dudley Brew Plc	395,367

		1,766,159

ENERGY (0.5%):
41,497	Abbot Group Plc	187,528
23,742	Burren Energy Plc	319,372
17,930	Dana Petroleum Plc (b)	219,435
8,580	Expro International Group Plc	73,398
312,657	Fortune Oil Plc (b)	36,010
18,628	Hunting Plc	89,422
15,444	JKX Oil & Gas Plc	47,524
82,832	John Wood Group Plc	299,678
11,716	Melrose Resources Plc	66,336
92,523	Paladin Resources Plc	414,052
19,340	Premier Oil Plc (b)	245,193
16,509	Soco International Plc (b)	188,691
23,332	Venture Production Plc (b)	178,467

		2,365,106

FINANCIALS (1.1%):
43,351	Aberdeen Asset Management Plc	129,588
24,665	Brewin Dolphin Holdings Plc	53,780
61,980	Brixton Plc	385,809
20,763	Capital & Regional Plc	282,949
7,437	Charles Stanley Group Plc	33,380
14,719	CLS Holdings Plc (b)	118,345
38,584	Collins Stewart Tullett Plc	339,569
4,982	Daejan Holdings	265,986
13,082	Derwent Valley Holdings Plc	280,641
10,261	Domestic & General Group	138,028
56,548	Egg Plc (b)	111,366
14,750	Erinaceous Group Plc	72,103
19,091	F&C Asset Management Plc	69,489
6,954	Freeport Plc	53,803
23,061	Grainger Trust Plc	169,602
29,925	Great Portland Estates Plc	187,985
50,000	Guiness Peat Group Plc	69,676
137,070	Henderson Group Plc (b)	159,075
71,427	Hiscox Plc	227,959
31,692	Jardine Lloyd Thompson Group Plc	224,859
7,004	Kensington Group Plc	78,205
24,757	Kiln Plc	43,315
80,779	London Merchant Securities Plc	321,014
30,853	London Scottish Bank Plc	47,877
8,244	Mckay Securities Plc	42,401
13,494	Mucklow (A & J) Group Plc	95,148
15,511	Savills Plc	196,922
32,455	Shaftesbury Plc	212,866
20,664	ST Modwen Properties Plc	167,325
6,430	Town Centre Securities Plc	41,947
34,395	Unite Group Plc	184,464
41,464	Workspace Group Plc	185,921

		4,991,397

HEALTH CARE (0.3%):
23,178	Alizyme Plc (b)	37,598
7,640	Axis-Shield Plc (b)	47,288
4,293	Bespak Plc	39,103
10,601	Cambridge Antibody Technology Group Plc (b)	130,206
5,973	Corin Group Plc	40,699
13,167	Gyrus Group Plc (b)	70,616
8,255	Huntleigh Technology Plc	53,925
54,293	iSOFT Group Plc	406,934
3,624	Isotron Plc	38,394
14,705	Nestor Healthcare Group Plc	44,927
160,818	Skyepharma Plc (b)	168,255
54,276	SSL International Plc	274,864
33,096	Vernalis Plc (b)	35,645

		1,388,454

INDUSTRIALS (2.2%):
63,284	Aggreko Plc	229,790
23,058	Alfred Mcalpine Plc	154,071
87,704	Ashtead Group Plc (b)	162,315
23,379	Atkins WS Plc	290,439
76,299	Avis Europe Plc (b)	68,759
47,470	Babcock International Group	150,874
73,858	Bodycote International	242,860
27,256	BSS Group Plc	143,781
20,638	BTG Plc (b)	68,225
4,396	Business Post Group Plc	50,631
49,893	Carillion Plc	246,526
34,206	Charter Plc (b)	190,367
4,667	Chemring Group Plc	43,084
38,662	Chloride Group	54,217
52,215	Christian Salvesen Plc	67,484
2,754	Clarkson Plc	39,032
27,294	Communisis Plc	49,673
45,222	Cookson Group Plc (b)	269,169
43,339	Costain Group Plc (b)	38,866
47,949	Davis Service Group Plc	373,507
44,986	De La Rue Plc	310,876
17,282	Domino Printing Sciences	72,933
5,605	Domnick Hunter Group Plc (b)	51,546
34,319	easyJet plc (b)	145,284
103,824	Enodis Plc (b)	219,076
17,159	Fenner Plc	43,599
117,465	FKI Plc	216,361
13,270	Forth Ports Plc	304,741
38,187	Galliford Try Plc	43,646
10,109	Go-Ahead Group Plc	230,194
18,610	Helphire Plc	89,581
17,525	Homeserve Plc	326,340
26,823	Interserve Plc	165,079
1,295,248	Invensys Plc (b)	307,471
38,467	John Laing Plc	162,675
9,692	Johnson Group Cleaners Plc	74,560
10,924	Keller Group Plc	61,180
8,396	Kier Group Plc	135,824
73,933	Michael Page International Plc	306,808
64,668	Mitie Group	190,183
73,164	Morgan Crucible Co. (b)	259,876
6,436	Morgan Sindall Plc	89,914
16,232	Mouchel Parkman Plc	78,777

27,575	Mowlem Plc	68,610
17,780	Northgate Plc	307,641
118,397	PHS Group Plc	238,376
200,767	Regus Group Plc (b)	363,618
7,755	Ricardo Plc	36,818
48,653	RPS Group Plc	142,015
48,494	Senior Plc	45,194
3,127	Severfield-Rowen Plc	40,964
55,216	Shanks Group Plc	149,521
29,368	SIG Plc	339,537
6,322	Speedy Hire Plc	81,151
16,818	Spirax-Sarco Engineering Plc	233,624
77,807	Stanelco Plc (b)	30,099
13,027	TDG Plc	51,540
16,341	Ultra Electronics Holdings Plc	250,847
6,998	Umeco Plc	63,372
36,133	VT Group Plc	218,088
51,005	Weir Group Plc (The)	308,075
25,456	Whatman Plc	124,438
15,256	Wincanton Plc	73,504
8,449	WSP Group Plc	55,267

		10,042,493

INFORMATION TECHNOLOGY (0.6%):
56,872	Anite Group Plc (b)	66,752
20,140	Autonomy Corp. Plc (b)	90,483
3,547	Aveva Group Plc	49,117
16,337	Computacenter Plc	56,879
2,549	Detica Group Plc	40,832
3,423	Diploma Plc	39,665
11,172	Filtronic Plc	40,174
10,119	Gresham Computing Plc (b)	20,284
108,988	Halma Plc	281,718
37,129	Imagination Technologies Group Plc (b)	41,294
65,271	Innovation Group Plc (b)	41,031
18,059	Laird Group Plc	104,474
152,436	Northgate Information Solutions Plc (b)	211,084
58,087	Premier Farnell Plc	170,574
75,862	Psion Plc (b)	88,041
6,250	Renishaw Plc	90,777
13,819	RM Plc	43,070
20,667	Rotork Plc	183,521
4,749	Royalblue Group Plc	47,306
24,624	Spectris Plc	245,505
170,913	Spirent Plc (b)	159,282
4,849	Surfcontrol Plc (b)	35,470
35,484	TT Electronics Plc	99,832
14,049	Wolfson Microelectronics Plc (b)	42,737
10,220	Xaar Plc	51,082
88,372	Xansa Plc	139,077

		2,480,061

MATERIALS (0.3%):
34,340	Croda International	249,987
21,260	Delta Plc	48,225
119,309	DS Smith Plc	334,619
68,037	Elementis Plc	63,407
50,665	Ennstone Plc	34,299
33,489	Marshalls Plc	171,508

14,786	RPC Group Plc	64,089
22,798	Victrex Plc	205,250
30,967	Yule Catto & Co. Plc	134,225

		1,305,609

TELECOMMUNICATION SERVICES (0.1%):
166,911	Colt Telecom Group Plc (b)	181,234
56,498	Kingston Communications Plc	67,555
333,263	THUS Group Plc (b)	98,156

		346,945

UTILITIES (0.1%):
4,500	East Surrey Holdings Plc (b)	40,909
29,575	Viridian Group Plc	399,395

		440,304

		33,260,765

UNITED STATES (45.7%):
CONSUMER DISCRETIONARY (7.8%):
2,769	1-800 Contacts, Inc. (b)	55,242
6,700	1-800-Flowers.com, Inc. - Class A (b)	49,982
2,600	4Kids Entertainment, Inc. (b)	52,260
13,400	99 Cents Only Stores (b)	164,418
7,500	Aaron Rents, Inc.	184,050
4,530	AC Moore Arts & Crafts, Inc. (b)	130,147
1,200	Action Performance Co., Inc.	10,260
5,300	Advo, Inc.	186,295
8,600	Aeropostale, Inc. (b)	256,710
6,400	AFC Enterprises	87,616
5,000	Aftermarket Technology Corp. (b)	86,750
8,932	Alliance Gaming Corp. (b)	136,749
1,935	Ambassadors Group, Inc.	81,986
2,594	America’s Car Mart, Inc. (b)	56,627
7,700	American Axle & Manufacturing Holdings, Inc.	212,135
2,400	American Greetings Corp.	61,056
9,400	Ameristar Casinos, Inc.	275,702
5,100	Arbitron, Inc.	211,650
2,700	Arctic Cat, Inc.	58,914
10,700	ArvinMeritor, Inc.	204,049
7,300	Asbury Automotive Group, Inc. (b)	124,027
7,020	Aztar Corp. (b)	233,626
1,600	Bandag, Inc.	73,808
1,700	Bassett Furniture Industries, Inc.	33,235
1,300	Beasley Broadcasting Group, Inc. - Class A (b)	18,571
19,900	Big Lots, Inc. (b)	258,103
4,800	BJ’s Restaurants, Inc. (b)	116,448
1,321	Blair Corp.	52,840
22,290	Blockbuster, Inc.- Class A	193,254
13,600	Blockbuster, Inc.- Class B	110,840
6,400	Blount International, Inc. (b)	112,512
6,800	Bluegreen Corp. (b)	120,768
7,200	Blyth, Inc.	200,736
5,450	Bob Evans Farms, Inc.	138,212
7,000	Bombay Co., Inc. (The) (b)	35,000
2,600	Bon-Ton Stores, Inc. (The)	56,238
2,800	Brookstone, Inc. (b)	55,272
3,400	Brown Shoe Co., Inc.	134,130
2,410	Building Material Holding Corp.	200,271
5,800	Burlington Coat Factory Warehouse Corp.	237,974

3,600	Cache, Inc. (b)	64,224
4,200	California Pizza Kitchen, Inc. (b)	128,520
13,300	Callaway Golf Co.	199,367
2,400	Carmike Cinemas, Inc.	72,432
5,100	Carter’s, Inc. (b)	310,335
7,490	Casual Male Retail Group, Inc. (b)	53,254
8,800	Catalina Marketing Corp.	210,584
5,250	Cato Corp. (The)	111,090
6,401	CEC Entertainment, Inc. (b)	245,222
12,400	Champion Enterprises, Inc. (b)	149,544
2,767	Charles & Colvard Ltd	75,622
5,183	Charlotte Russe Holding, Inc. (b)	76,138
23,999	Charming Shoppes (b)	281,508
4,800	Childrens Place (b)	219,360
6,000	Christopher & Banks Corp.	113,400
24,100	Citadel Broadcasting Corp. (b)	295,948
9,700	CKE Restaurants, Inc.	125,712
500	Coachmen Industries, Inc.	6,590
9,974	Coldwater Creek, Inc. (b)	276,180
5,301	Conn’s, Inc. (b)	142,014
10,300	Cooper Tire & Rubber Co.	207,236
17,800	Corinthian Colleges, Inc. (b)	244,394
5,200	Cost Plus, Inc. (b)	117,156
7,700	Cox Radio, Inc. (b)	121,275
7,700	CSK Auto Corp. (b)	144,067
9,999	Cumulus Media, Inc. - Class A (b)	126,187
900	Department 56 (b)	11,322
3,000	Design Within Reach, Inc. (b)	55,950
13,600	DeVry, Inc. (b)	270,504
2,723	Dixie Group, Inc. (b)	49,314
1,400	Dover Downs Gaming & Entertainment, Inc.	19,488
1,200	Dover Motorsports, Inc.	7,200
6,200	Dress Barn, Inc. (b)	151,156
2,200	Drew Industries, Inc. (b)	98,010
20,231	Drugstore.Com (b)	70,606
2,916	Electronics Boutique Holdings Corp. (b)	188,549
9,100	Emmis Communications Corp. - Class A (b)	186,823
6,900	Entercom Communications Corp. (b)	218,868
10,900	Entravision Communications Corp. - Class A (b)	93,195
6,500	Ethan Allen Interiors, Inc.	214,500
8,200	Finish Line - Class A	148,338
12,100	Fleetwood Enterprises, Inc. (b)	137,335
13,271	Fossil, Inc. (b)	315,717
6,800	Fred’s, Inc.	131,240
8,600	Furniture Brands International, Inc.	164,776
3,900	GameStop Corp. - Class A (b)	133,965
72,100	Gemstar-TV Guide International, Inc. (b)	222,068
4,000	Genesco, Inc. (b)	149,080
6,112	Goody’s Family Clothing, Inc.	47,307
8,000	Gray Television, Inc.	102,800
5,042	Greg Manning Auctions, Inc. (b)	70,588
5,300	Group 1 Automotive, Inc. (b)	153,912
6,900	GSI Commerce, Inc. (b)	129,099

8,000	Guess?, Inc. (b)	187,200
4,500	Guitar Center, Inc. (b)	290,678
7,400	Gymboree Corp. (b)	124,912
4,000	Handleman Co.	70,880
13,700	Harris Interactive, Inc. (b)	55,211
8,200	Hartmarx Corp. (b)	83,804
3,500	Haverty Furniture Cos., Inc.	46,795
8,500	Hayes Lemmerz International, Inc. (b)	66,640
3,667	Hibbett Sporting Goods, Inc. (b)	146,790
13,600	Hollinger International, Inc. - Class A	135,320
7,900	Hot Topic, Inc. (b)	134,616
3,500	Ihop Corp.	153,720
9,538	Insight Enterprises, Inc. (b)	194,575
4,700	Interface, Inc. (b)	47,987
4,200	INVESTools, Inc. (b)	14,700
6,538	Isle of Capri Casinos, Inc. (b)	183,064
4,829	J Jill Group, Inc. (The) (b)	78,761
7,200	Jack in the Box, Inc. (b)	273,960
5,793	Jakks Pacific, Inc. (b)	99,292
6,450	Jarden Corp. (b)	247,422
4,800	Jo-Ann Stores, Inc. (b)	132,096
2,700	JOS A Bank Clothiers, Inc. (b)	123,390
7,800	Journal Register Co. (b)	145,236
4,345	K-Swiss, Inc. - Class A	146,731
10,200	K2, Inc. (b)	135,660
4,400	Kellwood Co.	106,964
2,200	Kenneth Cole Productions, Inc. - Class A	65,494
3,772	Keystone Automotive Industries, Inc. (b)	99,543
4,700	Kimball International, Inc. - Class B	63,356
12,800	Krispy Kreme Doughnuts, Inc. (b)	92,288
8,300	La Quinta Corp. (b)	74,700
8,100	La-Z-Boy, Inc.	108,297
3,100	Lakes Entertainment, Inc. (b)	51,770
3,500	Landry’s Restaurants, Inc.	109,025
3,730	Levitt Corp. - Class A	119,472
2,300	Libbey, Inc.	40,365
3,322	Liberty Corp.	128,395
1,624	Lifetime Brands, Inc.	36,556
5,200	Lin TV Corp. - Class A (b)	73,944
8,500	Linens ‘N Things, Inc. (b)	223,125
2,600	Lithia Motors, Inc. - Class A	80,990
4,550	LKQ Corp. (b)	140,140
3,317	Lodgenet Entertainment Corp. (b)	54,233
5,100	Lodgian, Inc. (b)	52,887
3,900	Lone Star Steakhouse & Saloon, Inc.	117,234
5,400	Luby’s, Inc. (b)	76,140
2,300	M/I Homes, Inc.	137,126
3,200	Marcus Corp.	68,736
4,100	MarineMax, Inc. (b)	136,366
3,500	Martha Stewart Living Omnimedia - Class A (b)	93,450
5,293	Matthews International Corp. - Class A	206,427
7,100	Maytag Corp.	119,777
3,600	Media General, Inc. - Class A	246,600
16,887	Mediacom Communications Corp. - Class A (b)	118,040

9,000	Men’s Wearhouse, Inc. (b)	323,640
3,100	Midas, Inc. (b)	71,703
4,400	Mikohn Gaming Corp. (b)	61,600
6,500	Modine Manufacturing Co.	234,455
5,500	Monaco Coach Corp.	96,250
3,218	Movado Group, Inc.	62,172
5,800	Movie Gallery, Inc.	145,464
7,000	MTR Gaming Group, Inc. (b)	73,990
6,293	Multimedia Games, Inc. (b)	65,951
5,500	Nautilus, Inc.	153,230
6,800	Navarre Corp. (b)	48,484
9,000	NetFlix, Inc. (b)	167,040
1,500	Noble International Ltd.	40,110
6,050	Nutri/System, Inc. (b)	140,784
4,933	O’Charleys, Inc. (b)	88,350
11,700	Oakley, Inc.	218,556
4,200	Orleans Homebuilders, Inc.	113,274
3,400	Overstock.com, Inc. (b)	147,186
2,900	Oxford Industries, Inc.	136,329
5,444	Palm Harbor Homes, Inc. (b)	105,450
4,000	Pantry, Inc. (The) (b)	170,480
2,800	Papa John’s International, Inc. (b)	120,680
3,888	Party City Corp. (b)	56,609
13,300	Payless Shoesource, Inc. (b)	258,286
8,400	PEP Boys-Manny Moe & Jack	114,156
1,900	Perry Ellis International, Inc. (b)	45,676
400	Petmed Express, Inc. (b)	3,848
4,200	PF Chang’s China Bistro, Inc. (b)	239,358
6,250	Phillips-Van Heusen	211,875
16,000	Pier 1 Imports, Inc.	227,520
5,200	Pinnacle Entertainment, Inc. (b)	112,320
6,100	Playboy Enterprises, Inc. - Class B (b)	81,984
2,500	Pre-Paid Legal Services, Inc.	118,125
6,900	Priceline.com, Inc. (b)	171,396
37,600	Primedia, Inc. (b)	160,176
1,296	Proliance International, Inc. (b)	8,153
5,796	ProQuest Co. (b)	200,831
2,600	Provide Commerce, Inc. (b)	61,490
11,900	Quantum Fuel Systems Technologies Worldwide, Inc. (b)	53,550
14,600	Radio One, Inc. (b)	192,866
3,600	Radio One, Inc. - Class A (b)	47,484
6,420	Rare Hospitality International, Inc. (b)	200,047
3,939	RC2 Corp. (b)	160,751
16,700	Readers Digest Association., Inc.	271,208
2,100	Red Robin Gourmet Burgers, Inc. (b)	126,084
10,144	Regent Communications, Inc. (b)	59,545
7,400	Regis Corp.	309,024
6,300	Rent-Way, Inc. (b)	61,299
7,500	Restoration Hardware, Inc. (b)	60,900
8,800	Retail Ventures, Inc. (b)	121,352
11,300	Ruby Tuesday, Inc.	282,726
3,700	Russ Berrie & Co., Inc.	59,200
6,000	Russell Corp.	113,520
9,424	Ryan’s Restaurant Group, Inc. (b)	122,795
4,300	Saga Communications, Inc. - Class A (b)	61,490
4,816	Salem Communications Corp. (b)	96,753

7,590	Scholastic Corp. (b)	280,602
5,900	Select Comfort Corp. (b)	125,729
3,000	Sharper Image Corp. (b)	43,320
3,100	Shiloh Industries, Inc. (b)	37,789
2,500	Shoe Carnival, Inc. (b)	61,925
2,700	ShopKo Stores, Inc. (b)	68,715
5,800	Shuffle Master, Inc. (b)	155,614
7,202	Sinclair Broadcast Group, Inc.	64,818
20,500	Six Flags, Inc. (b)	107,625
5,100	Skechers U.S.A., Inc. - Class A (b)	83,844
4,600	Sonic Automotive, Inc.	107,180
8,100	Sotheby’s Holdings - Class A (b)	121,581
11,300	Source Interlink Cos., Inc. (b)	140,572
7,400	Spanish Broadcasting System, Inc. - Class A (b)	63,640
7,300	Speedway Motorsports, Inc.	288,277
5,000	Sports Authority, Inc. (The) (b)	159,000
3,200	Stage Stores, Inc. (b)	141,344
5,000	Stamps.com, Inc. (b)	89,600
3,500	Standard Motor Products, Inc.	49,000
6,000	Steak N Shake Co. (The) (b)	129,900
7,600	Stein Mart, Inc.	172,444
1,700	Steinway Musical Instruments, Inc. (b)	50,643
2,867	Steven Madden Ltd. (b)	64,077
19,200	Stewart Enterprises, Inc. - Class A	144,192
1,400	Stoneridge, Inc. (b)	14,014
2,500	Strayer Education, Inc.	246,075
7,600	Stride Rite Corp.	106,400
3,800	Sturm Ruger & Co., Inc.	42,522
4,400	Sunterra Corp. (b)	61,952
4,100	Superior Industries International, Inc.	95,694
7,700	Systemax, Inc. (b)	53,592
7,500	Talbots, Inc.	256,275
5,000	TBC Corp. (b)	141,850
10,000	Technical Olympic USA, Inc.	282,200
8,300	Tenneco Automotive, Inc. (b)	156,538
2,700	Thomas Nelson, Inc.	61,668
9,206	Thor Industries, Inc.	329,575
15,100	Tivo, Inc. (b)	94,375
6,400	Too, Inc. (b)	165,056
6,200	Tractor Supply Co. (b)	348,563
6,500	Trans World Entertainment (b)	68,250
4,400	Triarc Cos., Inc. - Class A	76,032
6,700	Tuesday Morning Corp.	236,577
10,000	Tupperware Corp.	213,300
11,500	Unifi, Inc. (b)	49,795
1,700	Unifirst Corp.	75,667
7,000	United Auto Group, Inc.	247,450
3,208	Universal Electronics, Inc. (b)	58,386
4,600	Universal Technical Institute, Inc. (b)	149,040
7,000	Vail Resorts, Inc. (b)	198,870
8,753	Valuevision Media, Inc. - Class A (b)	103,636
1,700	Vertrue, Inc. (b)	67,405
23,270	Visteon Corp.	207,103
8,755	Warnaco Group, Inc. (The) (b)	213,184
8,200	WCI Communities, Inc. (b)	278,472
4,700	West Marine, Inc. (b)	94,282
8,700	Wet Seal, Inc. (The) (b)	53,940
500	William Lyon Homes, Inc. (b)	62,700

8,970	Wilsons The Leather Experts, Inc. (b)	62,162
5,720	Winnebago Industries, Inc.	220,735
5,700	WMS Industries, Inc. (b)	185,763
10,100	Wolverine World Wide, Inc.	222,200
3,500	World Wrestling Entertainment, Inc.	43,015
7,400	Yankee Candle Co., Inc.	224,220

		34,965,951

CONSUMER STAPLES (1.5%):
17,700	Alliance One International, Inc.	107,262
3,300	American Italian Pasta Co. - Class A	69,465
2,100	Boston Beer Co., Inc. (b)	45,528
8,784	Casey’s General Stores, Inc.	191,140
3,300	Central European Distribution Corp. (b)	123,189
3,900	Central Garden and Pet Co. (b)	195,663
3,300	Chattem, Inc. (b)	150,348
7,400	Chiquita Brands International, Inc.	223,332
13,000	Darling International, Inc. (b)	50,830
6,200	Delta & Pine Land Co.	165,850
5,402	Elizabeth Arden, Inc. (b)	130,134
10,700	Flowers Foods, Inc.	269,533
7,100	Great Atlantic & Pacific Tea Co. (b)	203,415
1,470	Green Mountain Coffee Roasters, Inc. (b)	51,524
6,688	Hain Celestial Group, Inc. (b)	132,623
4,230	Inter Parfums, Inc.	83,691
2,137	J&J Snack Foods Corp.	125,741
1,600	John B. Sanfilippo & Son, Inc. (b)	36,352
6,200	Lancaster Colony Corp.	274,225
6,100	Lance, Inc.	110,288
6,200	Longs Drug Stores Corp.	269,018
4,000	M&F Worldwide Corp. (b)	54,360
2,700	Nash Finch Co.	111,321
3,160	Natures Sunshine Prods, Inc.	63,042
11,389	Nu Skin Enterprises, Inc.	269,008
1,900	Parlux Fragrances, Inc. (b)	60,344
7,100	Pathmark Stores, Inc. (b)	79,094
3,000	Peet’s Coffee & Tea, Inc. (b)	102,630
8,581	Performance Food Group Co. (b)	257,687
10,745	Playtex Products, Inc. (b)	114,542
4,800	Pricesmart, Inc. (b)	39,120
6,000	RalCorp. Holdings, Inc.	258,000
48,300	Revlon, Inc. - Class A (b)	180,642
8,500	Ruddick Corp.	234,260
3,584	Sanderson Farms, Inc.	154,435
6,900	Smart & Final, Inc. (b)	96,393
4,200	Spartan Stores, Inc. (b)	51,240
13,956	Star Scientific, Inc. (b)	62,662
6,100	Tootsie Roll Industries, Inc.	190,869
8,500	Topps Co., Inc. (The)	87,210
7,400	United Natural Foods, Inc. (b)	249,528
4,000	Universal Corp.	190,800
3,000	USANA Health Sciences, Inc. (b)	145,530
6,800	Vector Group Ltd.	131,988
3,049	WD-40 Co.	87,598
4,900	Weis Markets, Inc.	199,920
5,877	Wild Oats Markets, Inc. (b)	78,928

		6,560,302

ENERGY (2.5%):
4,281	Atlas America, Inc. (b)	179,421
5,000	ATP Oil & Gas Corp. (b)	140,600
2,800	Atwood Oceanics, Inc. (b)	190,876
3,500	Berry Petroleum Co.	199,535
10,100	Brigham Exploration Co. (b)	92,213
3,500	Callon Petroleum Co. (b)	63,735
2,600	CARBO Ceramics, Inc.	225,914
4,900	Carrizo Oil & Gas, Inc. (b)	98,490
9,352	Cheniere Energy, Inc. (b)	317,875
2,406	Clayton Williams Energy, Inc. (b)	80,745
8,000	Comstock Resources, Inc. (b)	221,520
9,000	Delta Petroleum Corp. (b)	158,130
4,100	Dril-Quip, Inc. (b)	136,202
4,100	Edge Petroleum Corp. (b)	71,914
9,450	Encore Acquisition Co. (b)	298,053
15,800	Endeavour International Corp. (b)	61,462
7,000	Energy Partners Ltd. (b)	185,220
8,900	Frontier Oil Corp.	249,378
13,700	Gasco Energy, Inc. (b)	54,115
2,950	Giant Industries, Inc. (b)	115,699
4,100	Goodrich Petroleum Corp. (b)	89,913
33,454	Grey Wolf, Inc. (b)	256,592
2,646	Gulf Island Fabrication, Inc.	58,450
4,763	Gulfmark Offshore, Inc. (b)	131,173
15,800	Hanover Co.mpressor Co. (b)	229,732
8,290	Harvest Natural Resources, Inc. (b)	75,688
5,200	Holly Corp.	243,464
5,197	Houston Exploration Co. (b)	300,335
3,400	Hydril (b)	218,144
17,563	Input/Output, Inc. (b)	127,156
8,700	KCS Energy, Inc. (b)	170,868
12,300	Key Energy Services, Inc. (b)	161,130
10,701	KFX, Inc. (b)	184,806
5,200	Lone Star Technologies, Inc. (b)	265,356
8,200	Maverick Tube Corp. (b)	271,994
4,300	McMoRan Exploration Co. (b)	75,938
18,000	Meridian Resource Corp. (b)	91,080
18,777	Newpark Resources (b)	158,853
3,800	NS Group, Inc. (b)	161,310
5,000	Oceaneering International, Inc. (b)	214,500
4,300	Offshore Logistics, Inc. (b)	154,800
9,800	Oil States International, Inc. (b)	289,884
6,500	Parallel Petroleum Corp. (b)	71,955
16,750	Parker Drilling Co. (b)	123,950
3,300	Penn Virginia Corp.	178,035
9,500	PetroHawk Energy Corp. (b)	104,690
3,800	Petroleum Development Corp. (b)	142,272
5,300	Remington Oil & Gas Corp. (b)	208,873
3,300	Resource America, Inc. - Class A	59,697
7,100	RPC, Inc.	138,379
3,400	SEACOR Holdings, Inc. (b)	225,216
6,200	Spinnaker Exploration Co. (b)	243,288
7,100	St Mary Land & Exploration Co.	224,360
4,900	Stone Energy Corp. (b)	260,729
14,500	Superior Energy Services, Inc. (b)	309,431
5,600	Swift Energy Co. (b)	228,368
10,700	Syntroleum Corp. (b)	111,922
4,300	Tetra Technologies, Inc. (b)	171,441

9,730	Transmontaigne, Inc. (b)	119,776
4,300	Tri-Valley Corp. (b)	38,657
5,900	Universal Compression Holdings, Inc. (b)	239,245
13,100	USEC, Inc.	205,539
12,100	Vaalco Energy, Inc. (b)	54,329
6,700	Veritas DGC, Inc. (b)	206,360
5,400	W-H Energy Services, Inc. (b)	169,560
1,700	Westmoreland Coal Co. (b)	47,362
5,900	Whiting Petroleum Corp. (b)	235,705
4,500	World Fuel Services Corp.	110,475

		11,301,877

FINANCIALS (7.9%):
3,900	1st Source Corp.	98,280
13,400	21st Century Insurance Group	204,350
1,933	ABC Bancorp	38,660
6,300	Acadia Realty Trust	119,700
4,000	Accredited Home Lenders Holding Co. (b)	190,040
3,283	ACE Cash Express, Inc. (b)	77,249
1,810	Advanta Corp. - Class A	50,246
3,000	Advanta Corp. - Class B	89,730
7,600	Affordable Residential Communities, Inc.	99,408
1,300	Agree Realty Corp.	39,845
3,200	Alabama National Bancorp	221,920
800	Alexander’s, Inc. (b)	223,200
3,700	Alexandria Real Estate Equities, Inc.	297,665
12,118	Alfa Corp.	198,493
4,500	Amcore Financial, Inc.	142,380
11,300	Amegy Bancorp, Inc.	257,414
3,800	American Campus Communities, Inc.	95,190
1,738	American Physicians Capital, Inc. (b)	69,259
4,200	AMLI Residential Properties Trust	135,618
3,968	Anchor Bancorp Wisconsin, Inc.	126,738
5,168	Argonaut Group, Inc. (b)	124,187
7,700	Ashford Hospitality Trust, Inc.	91,553
2,720	Asta Funding, Inc.	72,760
4,000	Banc Corp. (The) (b)	42,440
300	Bancorpsouth, Inc.	6,984
3,300	Bank of the Ozarks, Inc.	110,451
9,500	BankAtlantic Bancorp, Inc.	170,430
5,500	Bankunited Financial Corp. - Class A	145,200
2,120	Banner Corp.	62,031
3,100	Bedford Property Investors	70,835
2,600	Beverly Hills Bancorp, Inc.	27,742
8,100	BioMed Realty Trust, Inc.	205,983
5,020	Boston Private Financial Holdings, Inc.	143,823
3,900	Boykin Lodging Co. (b)	58,461
8,200	Brandywine Realty Trust	265,680
6,300	Bristol West Holdings, Inc.	115,416
9,677	Brookline Bancorp, Inc.	154,929
6,000	Capital Automotive REIT	235,620
5,500	Cardinal Financial Corp. (b)	57,090
5,200	Cash America International, Inc.	108,264
800	Cathay General Bancorp	28,432
4,600	Cedar Shopping Centers, Inc.	70,932
3,000	Center Financial Corp.	76,650
5,500	Central Pacific Financial Corp.	200,750
4,880	Ceres Group, Inc. (b)	30,744

4,538	Chemical Financial Corp.	151,569
8,300	Chittenden Corp.	243,107
8,000	Citizens Banking Corp.	253,280
8,900	Citizens, Inc. (b)	60,342
3,426	City Holding Co.	131,387
4,100	Clark, Inc.	59,532
8,100	CNA Surety Corp. (b)	117,450
4,600	Colonial Properties Trust	218,132
3,145	Columbia Banking System, Inc.	87,054
5,700	Commercial Federal Corp.	193,230
8,200	Commercial Net Lease Realty, Inc.	170,150
4,900	Community Bank System, Inc.	117,845
3,767	CompuCredit Corp. (b)	142,656
6,350	Corporate Office Properties Trust	213,805
4,720	Corus Bankshares, Inc.	296,133
8,232	Cousins Properties, Inc.	268,363
10,100	Crescent Real Estate Equities Co.	197,152
5,600	CRT Properties, Inc.	154,672
10,107	CVB Financial Corp.	217,199
21,360	Danielson Holdings Corp. (b)	275,544
4,300	Delphi Financial Group - Class A	208,593
5,100	Digital Realty Trust, Inc.	96,594
8,130	Dime Community Bancshares	131,869
2,424	Donegal Group, Inc. - Class A	53,522
7,100	E-Loan, Inc. (b)	22,081
3,800	Eastgroup Properties, Inc.	164,920
4,538	Encore Capital Group, Inc. (b)	79,869
4,700	Entertainment Properties Trust	214,085
2,409	Equity Inns, Inc.	32,353
3,800	Equity Lifestyle Properties, Inc.	167,466
10,500	Equity One, Inc.	249,900
6,900	eSpeed, Inc. - Class A (b)	58,650
2,900	Essex Property Trust, Inc.	266,394
6,500	Extra Space Storage, Inc.	104,910
4,500	FBL Financial Group, Inc. - Class A	134,550
2,300	Federal Agricultural Mortgage Corp.	58,558
11,000	FelCor Lodging Trust, Inc. (b)	171,050
4,294	Fidelity Bankshares, Inc.	134,574
3,400	Financial Federal Corp.	130,900
11,200	First Acceptance Corp. (b)	112,112
3,400	First Cash Financial Services, Inc. (b)	81,090
5,300	First Charter Corp.	131,175
13,000	First Commonwealth Financial Corp.	181,350
2,900	First Community Bancorp, Inc.	148,596
2,260	First Community Bancshares, Inc.	75,507
7,900	First Financial Bancorp	142,516
2,500	First Financial Holdings, Inc.	74,650
2,759	First Indiana Corp.	89,198
4,300	First Industrial Realty Trust, Inc.	177,504
3,392	First Merchants Corp.	92,602
7,484	First Midwest Bancorp, Inc.	279,303
17,200	First Niagara Financial Group, Inc.	253,356
2,658	First Place Financial Corp.	58,928
3,700	First Potomac Realty Trust	97,495
4,500	First Republic Bank	170,460
3,078	First State Bancorporation	68,332
3,300	FirstFed Financial Corp. (b)	206,184
9,700	Flagstar Bancorp, Inc.	178,771

4,071	Flushing Financial Corp.	77,105
9,500	FNB Corp.	187,625
2,167	Fpic Insurance Group, Inc. (b)	72,226
5,100	Franklin Bank Corp. (b)	93,687
4,933	Frontier Financial Corp.	145,819
1,100	Gabelli Asset Management, Inc. - Class A	49,775
5,100	Gables Residential Trust	221,493
5,600	Glacier Bancorp, Inc.	159,936
6,700	Glenborough Realty Trust, Inc.	140,432
6,100	Glimcher Realty Trust	175,985
3,800	Global Signal, Inc.	163,020
9,100	Greater Bay Bancorp	238,693
5,604	Hancock Holding Co.	210,542
8,968	Hanmi Financial Corp.	170,392
4,093	Harbor Florida Bancshares, Inc.	157,089
5,223	Harleysville Group, Inc.	115,167
5,299	Harleysville National Corp.	118,963
5,500	Heritage Property Investment Trust	204,600
2,900	Hersha Hospitality Trust	28,420
7,100	Highland Hospitality Corp.	85,910
8,100	Highwoods Properties, Inc.	256,365
6,600	Hilb Rogal & Hobbs Co.	223,674
5,700	Home Properties, Inc.	260,946
6,600	Horace Mann Educators Corp.	131,868
1,700	Horizon Financial Corp.	36,040
7,600	Hudson United Bancorp	318,440
1,600	IBERIABANK Corp.	107,136
3,203	Independent Bank Corp.	97,243
4,100	Independent Bank Corp.	126,608
3,320	Infinity Property & Casualty Corp.	117,661
12,900	Inland Real Estate Corp.	214,011
7,600	Innkeepers USA Trust	116,812
3,635	Integra Bank Corp.	84,477
8,100	Investment Technology Group, Inc. (b)	207,522
5,500	Irwin Financial Corp.	121,275
6,650	Jones Lang LaSalle, Inc. (b)	327,512
4,700	Kilroy Realty Corp.	244,870
4,000	Kite Realty Group Trust	62,000
19,600	Knight Capital Group, Inc. (b)	154,840
2,900	LandAmerica Financial Group, Inc.	181,772
5,300	LaSalle Hotel Properties	184,546
9,200	Lexington Corporate Properties Trust	220,616
4,963	MAF Bancorp, Inc.	218,918
7,100	Maguire Properties, Inc.	212,645
4,500	Main Street Banks, Inc.	125,685
2,500	Marlin Business Services, Inc. (b)	55,625
4,900	MB Financial, Inc.	203,840
3,456	MBT Financial Corp.	72,369
7,700	MCG Capital Corp.	141,680
15,800	MeriStar Hospitality Corp. (b)	140,936
11,450	Metris Co., Inc. (b)	170,033
3,800	Mid-America Apartment Communities, Inc.	182,970
3,900	Mid-State Bancshares	120,432
3,580	Midwest Banc Holdings, Inc.	73,712
6,100	Municipal Mortgage & Equity LLC	161,345
6,400	National Penn Bancshares, Inc.	174,208

2,724	Navigators Group, Inc. (b)	100,461
5,700	NBT Bancorp, Inc.	141,759
9,112	Northwest Bancorp, Inc.	194,951
2,807	OceanFirst Financial Corp.	67,143
14,000	Ocwen Financial Corp. (b)	107,100
9,700	Odyssey Re Holdings Corp.	246,089
11,400	Ohio Casualty Corp.	291,270
12,650	Old National Bancorp	275,138
1,230	One Liberty Properties, Inc.	26,543
6,486	Pacific Capital Bancorp	221,951
2,500	Parkway Properties, Inc.	133,875
5,300	Pennsylvania Real Estate Investment Trust	259,223
4,353	PFF Bancorp, Inc.	134,682
14,400	Phoenix Cos., Inc. (The)	181,440
1,400	Pinnacle Financial Partners, Inc. (b)	35,784
600	Piper Jaffray Co. (b)	20,646
6,554	PMA Capital Corp. - Class A (b)	61,411
7,400	Post Properties, Inc.	295,334
7,500	Prentiss Properties Trust	303,525
5,520	Presidential Life Corp.	101,651
6,000	ProAssurance Corp. (b)	257,760
5,200	Prosperity Bancshares, Inc.	160,160
5,931	Provident Bankshares Corp.	201,654
11,300	Provident Financial Services, Inc.	199,558
7,217	Provident New York Bancorp	85,161
4,000	PS Business Parks, Inc.	185,720
3,500	Ramco-Gershenson Properties Trust	104,300
2,348	Renasant Corp.	77,202
12,400	Republic Bancorp, Inc.	183,520
4,800	RLI Corp.	228,480
4,500	S&T Bancorp, Inc.	178,965
3,901	Sanders Morris Harris Group, Inc.	66,824
2,899	Sandy Spring Bancorp, Inc.	100,102
3,200	Saul Centers, Inc.	120,960
3,000	Seacoast Banking Corp. of Florida	72,360
4,600	Selective Insurance Group	229,034
10,700	Senior Housing Properties Trust	211,004
2,936	Simmons First National Corp. - Class A	79,947
4,400	Sizeler Property Investors, Inc.	56,628
400	Sound Federal Bancorp, Inc.	6,516
2,900	Southwest Bancorp, Inc.	66,555
2,900	Sovran Self Storage, Inc.	140,099
7,500	State Auto Financial Corp.	235,875
3,600	Sterling Bancorp	81,000
8,331	Sterling Bancshares, Inc.	130,880
4,757	Sterling Financial Corp. (b)	185,666
2,700	Stewart Information Services Corp.	127,062
2,400	Stifel Financial Corp. (b)	64,656
5,900	Strategic Hotel Capital, Inc.	111,805
4,100	Sun Bancorp, Inc. (b)	87,740
3,000	Sun Communities, Inc.	104,550
7,200	Sunstone Hotel Investors, Inc.	186,192
7,454	Susquehanna Bancshares, Inc.	199,916
4,600	SVB Financial Group (b)	236,164
4,800	Tanger Factory Outlet Centers, Inc.	138,240
4,600	Tarragon Corp. (b)	117,116

8,000	Taubman Centers, Inc.	284,320
8,900	Texas Regional Bancshares, Inc. - Class A	263,974
3,860	TierOne Corp.	111,979
3,500	Town & Country Trust (The)	101,640
8,085	TradeStation Group, Inc. (b)	77,535
6,800	Trammell Crow Co. (b)	171,768
2,759	Triad Guaranty, Inc. (b)	132,404
12,259	Trustco Bank Corp.	163,412
10,545	Trustmark Corp.	301,376
7,300	U-Store-It Trust	147,095
15,700	UCBH Holdings, Inc.	286,839
8,550	UICI	263,768
3,500	UMB Financial Corp.	224,875
7,100	Umpqua Holdings Corp.	177,003
7,459	United Bankshares, Inc.	282,025
6,400	United Community Banks, Inc.	182,080
5,861	United Community Financial Corp.	64,998
10,430	Universal American Financial Corp. (b)	256,787
1,300	Urstadt Biddle Properties, Inc.	22,867
3,800	Urstadt Biddle Properties, Inc. - Class A	71,060
14,000	Waddell & Reed Financial, Inc.	272,020
6,900	Washington Real Estate Investment Trust	221,835
2,739	Washington Trust Bancorp, Inc.	78,527
3,700	WesBanco, Inc.	114,293
3,200	West Bancorp, Inc.	61,920
2,900	West Coast Bancorp	75,980
5,300	Winston Hotels, Inc.	59,731
4,300	Wintrust Financial Corp.	230,609
4,194	World Acceptance Corp. (b)	113,951

		35,824,870

HEALTH CARE (6.0%):
15,700	Abgenix, Inc. (b)	162,809
4,400	Abiomed, Inc. (b)	42,900
3,100	Able Laboratories, Inc. (b)	3,348
8,500	Adolor Corp. (b)	82,535
6,000	Advanced Medical Optics, Inc. (b)	249,420
3,900	Advanced Neuromodulation Systems, Inc. (b)	195,156
7,186	Albany Molecular Research, Inc. (b)	111,527
4,700	Alexion Pharmaceuticals, Inc. (b)	122,388
10,200	Align Technology, Inc. (b)	66,504
14,200	Alkermes, Inc. (b)	220,100
8,450	Alliance Imaging, Inc. (b)	86,697
10,000	Allied Healthcare International, Inc. (b)	71,000
6,556	Allscripts Healthcare Solutions, Inc. (b)	111,255
6,400	Alpharma, Inc.	89,856
3,100	Amedisys, Inc. (b)	121,334
2,100	America Service Group, Inc. (b)	45,318
5,100	American Healthways, Inc. (b)	227,307
11,031	American Medical Systems Holdings, Inc. (b)	256,471
5,700	American Retirement Corp. (b)	80,655
10,675	Amicas, Inc. (b)	54,656
6,200	AMN Healthcare Services, Inc. (b)	104,842

5,500	Amsurg Corp. (b)	154,055
2,075	Analogic Corp.	106,593
14,400	Andrx Corp. (b)	267,120
8,800	Antigenics, Inc. (b)	49,280
12,895	Applera Corp. - Celera Genomics Group (b)	159,124
8,800	Apria Healthcare Group, Inc. (b)	296,824
8,400	Arena Pharmaceuticals, Inc. (b)	72,828
10,200	Ariad Pharmaceuticals, Inc. (b)	77,724
8,300	Arqule, Inc. (b)	62,997
8,600	Array Biopharma, Inc. (b)	58,136
7,640	Arrow International, Inc.	240,354
3,500	Aspect Medical Systems, Inc. (b)	115,500
6,604	Atherogenics, Inc. (b)	109,957
19,600	AVANIR Pharmaceuticals - Class A (b)	63,896
4,500	Bentley Pharmaceuticals, Inc. (b)	51,435
8,400	Bioenvision, Inc. (b)	62,832
13,300	BioMarin Pharmaceuticals, Inc. (b)	113,050
7,400	BioScrip, Inc. (b)	50,690
3,000	Biosite, Inc. (b)	165,255
20,528	Bruker BioSciences Corp. (b)	85,396
4,418	Candela Corp. (b)	48,642
3,500	Cantel Medical Corp. (b)	61,285
4,000	Capital Senior Living Corp. (b)	32,000
4,900	Caraco Pharmaceutical Laboratories Ltd. (b)	41,160
9,900	Cell Genesys, Inc. (b)	59,499
10,200	Cell Therapeutics, Inc. (b)	28,050
6,800	Centene Corp. (b)	199,240
8,236	Cepheid, Inc. (b)	70,665
4,500	Chemed Corp.	193,500
2,801	CNS, Inc.	71,145
2,000	Computer Programs & Systems, Inc.	76,000
4,898	Conceptus, Inc. (b)	39,135
5,700	Conmed Corp. (b)	171,627
7,000	Connetics Corp. (b)	130,970
7,246	Cross Country Healthcare, Inc. (b)	143,036
9,300	Cubist Pharmaceuticals, Inc. (b)	158,937
10,800	CuraGen Corp. (b)	68,472
9,400	Curis, Inc. (b)	44,227
6,770	CV Therapeutics, Inc. (b)	190,711
4,000	Cyberonics, Inc. (b)	154,480
6,290	Cypress Bioscience, Inc. (b)	86,173
3,139	Datascope Corp.	105,784
12,226	Dendreon Corp. (b)	71,889
9,618	Dendrite International, Inc. (b)	166,391
5,200	Diagnostic Products Corp.	293,592
3,900	Digene Corp. (b)	113,451
3,700	Dionex Corp. (b)	170,792
10,512	Discovery Laboratories, Inc. (b)	93,557
10,327	Diversa Corp. (b)	54,527
4,900	DJ Orthopedics, Inc. (b)	120,197
4,200	Dov Pharmaceutical, Inc. (b)	88,830
10,000	Durect Corp. (b)	60,100
7,500	Dyax Corp. (b)	45,825
11,586	Encore Medical Corp. (b)	66,272
9,500	Encysive Pharmaceuticals, Inc. (b)	120,745
6,230	Enzo Biochem, Inc. (b)	104,539

700	Epix Pharmaceuticals, Inc. (b)	6,181
8,300	eResearch Technology, Inc. (b)	124,915
14,780	Exelixis, Inc. (b)	130,951
6,700	First Horizon Pharmaceutical Corp. (b)	142,576
3,700	Genesis HealthCare Corp. (b)	166,389
5,052	Gentiva Health Services, Inc. (b)	97,453
11,800	Geron Corp. (b)	129,092
4,800	Greatbatch, Inc. (b)	116,208
6,300	Haemonetics Corp. (b)	266,049
6,000	HealthExtras, Inc. (b)	119,340
8,000	HealthTronics, Inc. (b)	103,040
1,700	Hi-Tech Pharmacal Co., Inc. (b)	47,753
3,920	Hologic, Inc. (b)	178,713
12,100	Hooper Holmes, Inc.	50,699
21,300	Human Genome Sciences, Inc. (b)	312,044
4,700	I-Flow Corp. (b)	70,030
9,852	ICOS Corp. (b)	248,369
3,000	ICU Medical, Inc. (b)	99,060
5,758	IDX Systems Corp. (b)	184,256
7,778	Illumina, Inc. (b)	87,114
7,400	Immucor, Inc. (b)	203,278
9,200	Immunogen, Inc. (b)	64,400
13,564	Incyte Corp. (b)	108,105
9,153	Inspire Pharmaceuticals, Inc. (b)	86,359
5,559	Integra LifeSciences Holdings Corp. (b)	168,994
4,560	Intermagnetics General Corp. (b)	133,927
6,500	InterMune, Inc. (b)	98,345
5,400	Introgen Therapeutics, Inc. (b)	33,912
5,600	Intuitive Surgical, Inc. (b)	388,639
5,300	Invacare Corp.	223,395
3,200	IRIS International, Inc. (b)	51,232
9,991	Isis Pharmaceuticals, Inc. (b)	46,158
5,584	Ista Pharmaceuticals, Inc. (b)	55,728
2,900	Kendle International, Inc. (b)	53,215
2,320	Kensey Nash Corp. (b)	74,750
7,461	Keryx Biopharmaceuticals, Inc. (b)	125,121
7,500	Kindred Healthcare, Inc. (b)	275,550
6,700	KV Pharmaceutical Co. - Class A (b)	106,597
6,800	Kyphon, Inc. (b)	276,352
3,100	LabOne, Inc. (b)	116,653
3,600	Laserscope (b)	119,232
3,500	LCA-Vision, Inc.	160,300
13,200	Lexicon Genetics, Inc. (b)	73,788
5,700	Lifecell Corp. (b)	126,483
1,300	Lifecore Biomedical, Inc. (b)	17,550
6,095	Luminex Corp. (b)	64,851
5,700	Magellan Health Services, Inc. (b)	204,174
6,200	Martek Biosciences Corp. (b)	270,258
4,200	Matria Healthcare, Inc. (b)	148,428
7,968	Maxygen, Inc. (b)	71,314
19,296	Medarex, Inc. (b)	188,136
4,532	Medcath Corp. (b)	123,316
8,100	Medicines Co. (b)	176,823
8,700	Medicis Pharmaceutical Corp.	295,104
6,600	Mentor Corp.	328,349
5,594	Merge Technologies, Inc. (b)	109,525
3,001	Meridian Bioscience, Inc.	74,995
5,750	Merit Medical Systems, Inc. (b)	99,073

11,700	MGI Pharma, Inc. (b)	319,409
4,100	Molecular Devices Corp. (b)	87,207
4,900	Molina Healthcare, Inc. (b)	117,306
7,805	Myogen, Inc. (b)	85,387
6,700	Myriad Genetics, Inc. (b)	117,920
11,100	Nabi Biopharmaceuticals (b)	166,389
10,300	Nanogen, Inc. (b)	45,320
2,400	Nastech Pharmaceutical Co., Inc. (b)	34,320
6,489	NDCHealth Corp.	116,283
15,000	Nektar Therapeutics (b)	281,400
2,000	Neopharm, Inc. (b)	23,380
6,400	Neurocrine Biosciences, Inc. (b)	317,311
7,200	Neurogen Corp. (b)	49,320
5,500	Northfield Laboratories, Inc. (b)	72,875
5,200	Noven Pharmaceuticals, Inc. (b)	87,932
6,800	NPS Pharmaceuticals, Inc. (b)	73,916
4,650	NuVasive, Inc. (b)	87,002
9,152	Nuvelo, Inc. (b)	83,741
2,100	OCA, Inc. (b)	3,486
7,500	Odyssey HealthCare, Inc. (b)	110,175
5,500	Omnicell, Inc. (b)	46,365
5,800	Onyx Pharmaceuticals, Inc. (b)	136,010
6,600	Option Care, Inc.	92,532
7,725	OraSure Technologies, Inc. (b)	83,276
5,000	Orchid Cellmark, Inc. (b)	42,800
17,497	Oscient Pharmaceuticals Corp. (b)	46,717
6,800	Owens & Minor, Inc.	201,552
9,900	Pain Therapeutics, Inc. (b)	59,499
11,900	PainCare Holdings, Inc. (b)	52,122
3,094	Palomar Medical Technologies, Inc. (b)	90,995
7,000	Par Pharmaceutical Cos., Inc. (b)	163,940
6,200	Parexel International Corp. (b)	123,194
3,200	PDI, Inc. (b)	47,680
2,900	Pediatrix Medical Group, Inc. (b)	227,418
4,500	Penwest Pharmaceuticals Co. (b)	50,445
5,700	Per-Se Technologies, Inc. (b)	131,499
17,400	Perrigo Co.	241,860
6,305	Pharmion Corp. (b)	155,355
4,922	PolyMedica Corp.	172,861
5,217	Pozen, Inc. (b)	43,040
6,958	Priority Healthcare Corp. - Class B (b)	191,275
3,800	Progenics Pharmaceuticals, Inc. (b)	89,148
7,200	Protein Design Labs, Inc. (b)	164,088
12,032	PSS World Medical, Inc. (b)	175,908
3,600	Psychiatric Solutions, Inc. (b)	173,448
4,600	Radiation Therapy Services, Inc. (b)	120,106
5,400	Regeneration Technologies, Inc. (b)	41,148
12,018	Regeneron Pharmaceuticals, Inc. (b)	115,854
4,000	RehabCare Group, Inc. (b)	93,200
4,800	Renovis, Inc. (b)	73,344
4,735	Rigel Pharmaceuticals, Inc. (b)	102,489
9,501	Sciclone Pharmaceuticals, Inc. (b)	68,407
9,300	Seattle Genetics, Inc. (b)	55,986
5,060	Senomyx, Inc. (b)	110,308
6,400	Serologicals Corp. (b)	147,200
3,500	SFBC International, Inc. (b)	140,840
3,300	SonoSite, Inc. (b)	110,550
1,900	Specialty Laboratories, Inc. (b)	18,696

4,100	Sunrise Senior Living, Inc. (b)	217,300
10,591	SuperGen, Inc. (b)	75,514
3,066	SurModics, Inc. (b)	119,145
7,200	Sybron Dental Specialties, Inc. (b)	264,600
5,024	Symbion, Inc. (b)	121,631
10,093	Tanox, Inc. (b)	141,201
9,186	Telik, Inc. (b)	156,162
5,100	Third Wave Technologies, Inc. (b)	23,715
9,000	Thoratec Corp. (b)	148,680
4,103	Trimeris, Inc. (b)	55,637
7,400	TriPath Imaging, Inc. (b)	65,046
8,180	Trizetto Group (b)	131,616
7,050	United Surgical Partners International, Inc. (b)	253,871
3,700	United Therapeutics Corp. (b)	197,395
2,500	US Physical Therapy, Inc. (b)	45,650
6,800	Varian, Inc. (b)	254,796
5,800	Ventana Medical Systems, Inc. (b)	249,168
6,200	Ventiv Health, Inc. (b)	136,400
12,966	Vertex Pharmaceuticals, Inc. (b)	206,808
7,704	VI Technologies, Inc. (b)	46,224
5,600	Viasys Healthcare, Inc. (b)	139,104
6,738	Vicuron Pharmaceuticals, Inc. (b)	189,675
1,400	VioPharma Inc. (b)	16,226
23,527	ViroLogic, Inc. (b)	56,465
3,300	VistaCare, Inc. (b)	69,036
2,640	Vital Images, Inc. (b)	51,638
2,603	Vital Signs, Inc.	117,604
5,300	West Pharmaceutical Services, Inc.	145,803
6,100	Wright Medical Group, Inc. (b)	157,746
2,200	Zoll Medical Corp. (b)	59,752
10,455	Zymogenetics, Inc. (b)	185,367

		27,217,419

INDUSTRIALS (6.6%):
6,900	AAR Corp. (b)	123,993
9,300	ABM Industries, Inc.	182,280
4,500	Actuant Corp. - Class A (b)	209,385
7,900	Acuity Brands, Inc.	230,522
5,200	Administaff, Inc.	133,120
4,000	AGCO Corp. (b)	82,760
16,700	Airtran Holdings, Inc. (b)	191,048
5,000	Alaska Air Group, Inc. (b)	174,900
5,100	Albany International Corp. - Class A	178,704
4,200	Amerco, Inc.	242,928
8,100	America West Holdings Corp. (b)	68,850
3,400	American Ecology Corp.	64,192
1,700	American Science & Engineering, Inc. (b)	65,433
7,610	American Superconductor Corp. (b)	87,211
3,299	American Woodmark Corp.	116,158
1,500	Ameron International Corp.	57,300
3,300	AO Smith Corp.	89,100
5,700	Apogee Enterprises, Inc.	90,117
4,600	Applied Industrial Technologies, Inc.	164,358
1,900	Applied Signal Technology, Inc.	41,116
3,600	ARGON ST, Inc. (b)	125,136
4,700	Arkansas Best Corp.	161,210
7,000	Armor Holdings, Inc. (b)	286,159

4,800	Astec Industries, Inc. (b)	139,152
2,700	ASV, Inc. (b)	129,465
6,250	Aviall, Inc. (b)	211,563
5,700	Baldor Electric Co.	142,728
4,400	Banta Corp.	210,056
4,100	Barnes Group, Inc.	139,564
9,100	BE Aerospace, Inc. (b)	159,523
6,402	Bowne & Co., Inc.	87,771
7,600	Brady Corp. - Class A	259,920
3,500	C&D Technologies, Inc.	35,245
2,410	Cascade Corp.	106,426
5,700	Casella Waste Systems, Inc. - Class A (b)	77,007
3,500	CDI Corp.	85,995
6,800	Central Parking Corp.	98,600
17,000	Century Business Services, Inc. (b)	77,350
9,500	Cenveo, Inc. (b)	77,995
5,000	Ceradyne, Inc. (b)	159,350
2,800	CIRCOR International, Inc.	77,980
9,000	Clarcor, Inc.	280,800
2,900	Clean Harbors, Inc. (b)	70,644
5,700	Coinstar, Inc. (b)	117,278
8,100	Comfort Systems USA, Inc. (b)	62,775
3,100	Consolidated Graphics, Inc. (b)	132,060
13,200	Continental Airlines, Inc. - Class B (b)	208,692
7,700	Corrections Corp. of America (b)	289,442
3,400	CoStar Group, Inc. (b)	161,500
2,400	Covenant Transport, Inc. - Class A (b)	32,400
3,400	Crane Co.	105,910
4,800	Cubic Corp.	93,456
700	CUNO, Inc. (b)	50,372
2,400	Curtiss-Wright Corp.	147,360
24,900	Delta Air Lines, Inc. (b)	73,704
8,800	DHB Industries, Inc. (b)	66,968
7,150	DiamondCluster International, Inc. (b)	67,925
4,600	Dollar Thrifty Automotive Group (b)	143,980
5,600	DRS Technologies, Inc.	291,199
9,730	Dycom Industries, Inc. (b)	237,412
2,355	Dynamex, Inc. (b)	41,660
3,700	EDO Corp.	114,145
10,300	EGL, Inc. (b)	207,339
5,938	Electro Rent Corp. (b)	84,379
4,000	Elk Corp.	133,200
2,900	EMCOR Group, Inc. (b)	149,350
5,287	Encore Wire Corp. (b)	78,300
4,520	Energy Conversion Devices, Inc. (b)	112,955
6,800	Engineered Support Systems, Inc.	251,464
4,800	Ennis, Inc.	87,408
4,701	EnPro Industries, Inc. (b)	142,910
2,300	ESCO Technologies, Inc. (b)	252,126
4,500	Essex Corp. (b)	94,275
4,600	Esterline Technologies Corp. (b)	196,604
12,600	Evergreen Solar, Inc. (b)	88,830
12,500	ExpressJet Holdings, Inc. (b)	129,375
7,300	Federal Signal Corp.	127,750
6,300	Flanders Corp. (b)	67,851
5,800	Florida East Coast Industries	272,600

5,200	Flow International Corp. (b)	40,248
8,315	Flowserve Corp. (b)	281,546
5,800	Forward Air Corp.	202,130
8,700	Frontier Airlines, Inc. (b)	106,836
3,024	Frozen Food Express Industries, Inc. (b)	31,631
8,759	FTI Consulting, Inc. (b)	211,092
11,400	FuelCell Energy, Inc. (b)	112,860
2,910	G&K Services, Inc. - Class A	115,818
4,200	Gardner Denver, Inc. (b)	172,620
1,000	Gehl Co. (b)	49,300
9,330	GenCorp, Inc. (b)	188,186
8,600	General Cable Corp. (b)	142,760
4,700	Genesee & Wyoming, Inc. - Class A (b)	142,269
5,300	Genlyte Group, Inc. (b)	272,314
2,200	Geo Group, Inc. (The) (b)	60,170
10,200	Global Power Equipment Group, Inc. (b)	96,594
17,000	GrafTech International Ltd. (b)	88,230
7,400	Granite Construction, Inc.	253,228
5,600	Griffon Corp. (b)	144,760
12,700	Heartland Express, Inc.	264,287
2,000	Heico Corp.	49,600
3,400	Heico Corp. - Class A	64,192
4,400	Heidrick & Struggles International, Inc. (b)	131,912
3,200	Herley Industries, Inc. (b)	62,528
7,700	Hexcel Corp. (b)	133,056
4,475	HUB Group, Inc. (b)	138,636
5,000	Hudson Highland Group, Inc. (b)	103,900
4,800	Huttig Building Products, Inc. (b)	43,440
6,605	II-VI, Inc. (b)	126,882
4,611	IKON Office Solutions, Inc.	44,266
3,400	Imagistics International, Inc. (b)	102,408
9,400	Infrasource Services, Inc. (b)	125,960
6,019	Insituform Technologies, Inc. - Class A (b)	115,866
5,200	Interpool, Inc.	112,060
12,984	Ionatron, Inc. (b)	92,186
14,300	Jacuzzi Brands, Inc. (b)	155,155
8,500	JLG Industries, Inc.	266,390
4,600	John H Harland Co.	177,698
3,100	Kadant, Inc. (b)	70,835
3,918	Kaman Corp. - Class A	76,401
10,000	Kansas City Southern (b)	225,600
5,000	Kaydon Corp.	154,300
4,900	Kelly Services, Inc. - Class A	149,058
9,253	Kforce, Inc. (b)	85,128
5,000	Kirby Corp. (b)	240,750
10,300	Knight Transportation, Inc.	243,595
7,600	Korn/Ferry International (b)	151,240
2,900	LaBarge, Inc. (b)	56,637
7,500	Labor Ready, Inc. (b)	177,825
3,613	Learning Tree International, Inc. (b)	44,982
11,200	Lennox International, Inc.	273,504
7,257	Lincoln Electric Holdings, Inc.	265,679
2,400	Lindsay Manufacturing Co.	58,968
4,198	LSI Industries, Inc.	62,508
5,200	Manitowoc Co.	237,380
10,900	Mastec, Inc. (b)	106,820
5,170	Mcgrath Rent Corp.	134,368

4,407	Mercury Computer Systems, Inc. (b)	122,074
6,700	Mesa Air Group, Inc. (b)	56,548
1,500	Middleby Corp. (b)	104,790
4,400	Mine Safety Appliances Co.	215,160
3,500	Mobile Mini, Inc. (b)	147,070
1,600	Modtech Holdings, Inc. (b)	9,512
3,300	MTC Technologies, Inc. (b)	103,290
6,600	Mueller Industries, Inc.	193,248
1,000	NACCO Industries, Inc. - Class A	115,600
9,100	Navigant Consulting, Inc. (b)	182,000
3,900	NCI Building Systems, Inc. (b)	150,618
5,900	NCO Group, Inc. (b)	120,242
6,600	Nordson Corp.	220,242
15,200	Northwest Airlines Corp. (b)	70,680
3,220	Nuco2, Inc. (b)	84,042
7,300	Odyssey Marine Exploration, Inc. (b)	39,712
4,800	Old Dominion Freight Line, Inc. (b)	158,976
12,400	Orbital Sciences Corp. (b)	142,848
5,700	Perini Corp. (b)	100,377
9,500	PHH Corp. (b)	268,755
2,534	Pico Holdings, Inc. (b)	75,843
3,670	Pinnacle Airlines Corp. (b)	37,838
14,600	Plug Power, Inc. (b)	104,390
2,900	Portfolio Recovery Associates, Inc. (b)	122,380
20,000	Power-One, Inc. (b)	98,400
12,472	PRG-Schultz International, Inc. (b)	39,412
20,500	Quanta Services, Inc. (b)	215,660
8,500	RailAmerica, Inc. (b)	100,045
3,687	Raven Industries, Inc.	97,411
4,600	Regal-Beloit Corp.	144,900
9,000	Republic Airways Holdings, Inc. (b)	122,400
8,300	Resources Connection, Inc. (b)	249,000
2,600	Robbins & Myers, Inc.	56,498
11,800	Rollins, Inc.	246,502
3,700	Rush Enterprises, Inc. - Class A (b)	58,830
2,100	School Specialty, Inc. (b)	98,553
3,000	SCS Transportation, Inc. (b)	54,240
14,900	Shaw Group, Inc. (The) (b)	284,888
8,250	Simpson Manufacturing Co., Inc.	316,139
13,900	SIRVA, Inc. (b)	147,896
8,794	Skywest, Inc.	182,476
13,800	Spherion Corp. (b)	109,020
4,800	Standard Register Co. (The)	73,200
2,500	Standex International Corp.	74,250
5,100	Stewart & Stevenson Services, Inc.	118,065
11,000	Swift Transportation Co., Inc. (b)	241,890
2,518	Sypris Solutions, Inc.	35,000
2,394	Tecumseh Products Co. - Class A	71,820
6,400	Teledyne Technologies, Inc. (b)	242,880
16,637	TeleTech Holdings, Inc. (b)	135,592
1,800	Tennant Co.	66,600
10,555	Tetra Tech, Inc. (b)	158,642
200	The Lamson & Sessions Co. (b)	3,124
300	TRC Cos., Inc. (b)	3,573
7,200	Tredegar Corp.	115,992
2,500	Trex Co., Inc. (b)	73,500
7,300	Trinity Industries, Inc.	270,465
3,600	Triumph Group, Inc. (b)	145,260

5,740	TurboChef Technologies, Inc. (b)	99,474
2,500	United Industrial Corp.	92,450
14,200	United Rentals, Inc. (b)	264,120
5,514	United Stationers, Inc. (b)	285,901
3,311	Universal Forest Products, Inc.	165,384
5,100	URS Corp. (b)	190,995
4,800	Valmont Industries, Inc.	125,760
4,100	Viad Corp.	126,075
6,108	Vicor Corp.	80,259
3,400	Volt Information Sciences, Inc. (b)	89,114
5,500	Wabash National Corp.	118,305
5,000	Walter Industries, Inc.	222,550
5,100	Washington Group International, Inc. (b)	275,094
2,700	Water Pik Technologies, Inc. (b)	52,731
4,000	Watsco, Inc.	189,440
5,800	Watson Wyatt & Co. Holdings	160,196
4,600	Watts Water Technologies, Inc. - Class A	167,900
12,300	Werner Enterprises, Inc.	233,331
7,800	WESCO International, Inc. (b)	265,668
8,000	Westinghouse Air Brake Technologies Corp.	195,440
2,086	Woodward Governor Co.	187,135

		29,532,340

INFORMATION TECHNOLOGY (9.6%):
69,915	3Com Corp. (b)	254,491
5,646	Actel Corp. (b)	87,400
5,500	ActivCard Corp. (b)	26,345
24,780	Adaptec, Inc. (b)	95,403
12,100	Adtran, Inc.	323,796
13,900	Advanced Digital Information Corp. (b)	110,922
5,800	Advanced Energy Industries, Inc. (b)	55,680
4,500	Advent Software, Inc. (b)	108,135
14,563	Aeroflex, Inc. (b)	140,970
11,808	Agile Software Corp. (b)	76,634
5,400	Agilysys, Inc.	104,436
4,700	Airspan Networks, Inc. (b)	25,944
17,300	Akamai Technologies, Inc. (b)	264,171
5,500	Altiris, Inc. (b)	83,105
30,900	Amkor Technology, Inc. (b)	143,994
4,200	Anaren, Inc. (b)	60,690
7,500	Anixter International, Inc. (b)	311,700
2,449	Ansoft Corp. (b)	62,352
5,100	Ansys, Inc. (b)	185,436
5,600	Anteon International Corp. (b)	262,920
3,300	Applied Films Corp. (b)	86,691
54,000	Applied Micro Circuits Corp. (b)	162,540
10,400	aQuantive, Inc. (b)	196,144
14,817	Ariba, Inc. (b)	91,569
16,700	Arris Group, Inc. (b)	184,368
11,400	Aspect Communications Corp. (b)	130,302
10,300	Asyst Technologies, Inc. (b)	53,045
26,171	Atari, Inc. (b)	69,877
89,500	Atmel Corp. (b)	209,430
6,563	ATMI, Inc. (b)	208,900
6,400	Avid Technology, Inc. (b)	263,360
9,700	Avocent Corp. (b)	338,141

18,300	Axcelis Technologies, Inc. (b)	126,453
3,000	Bankrate, Inc. (b)	75,360
36,019	BearingPoint, Inc. (b)	295,716
2,804	BEI Technologies, Inc.	97,439
1,800	Bel Fuse, Inc.	59,166
7,540	Belden CDT, Inc.	167,388
6,500	Bell Microproducts, Inc. (b)	67,665
8,200	Benchmark Electronics, Inc. (b)	262,400
3,198	Black Box Corp.	140,072
2,400	Blue Coat Systems, Inc. (b)	79,200
16,500	Borland Software Corp. (b)	110,715
3,800	Bottomline Technologies, Inc. (b)	59,812
4,049	Brightpoint, Inc. (b)	98,188
27,500	Brocade Communications Systems, Inc. (b)	123,200
8,738	Brooks Automation, Inc. (b)	145,051
10,072	C-COR, Inc. (b)	83,900
4,800	Cabot Microelectronics Corp. (b)	144,336
3,500	Catapult Communications Corp. (b)	57,050
3,044	CCC Information Services Group (b)	75,217
7,600	Checkpoint Systems, Inc. (b)	131,328
13,800	Ciber, Inc. (b)	107,916
104,200	Ciena Corp. (b)	233,408
20,200	Cirrus Logic, Inc. (b)	150,894
23,840	CNET Networks, Inc. (b)	305,152
8,100	Cognex Corp.	270,297
6,220	Coherent, Inc. (b)	211,729
4,310	Cohu, Inc.	106,069
11,065	CommScope, Inc. (b)	186,888
4,000	Comtech Telecommunications Corp. (b)	141,400
6,300	Concur Technologies, Inc. (b)	69,489
8,513	Covansys Corp. (b)	125,907
17,900	Credence Systems Corp. (b)	194,931
9,900	CSG Systems International, Inc. (b)	184,635
6,500	CTS Corp.	80,210
6,800	Cyberguard Corp. (b)	49,640
5,900	Cybersource Corp. (b)	41,300
7,199	Cymer, Inc. (b)	249,805
19,500	Cypress Semiconductor Corp. (b)	280,020
4,087	Daktronics, Inc.	83,661
5,400	Digi International, Inc. (b)	58,860
5,400	Digital Angel Corp. (b)	21,924
6,815	Digital Insight Corp. (b)	166,968
5,500	Digital River, Inc. (b)	219,863
17,100	Digitas, Inc. (b)	192,888
7,100	Ditech Communications Corp. (b)	57,439
9,638	Dot Hill Systems Corp. (b)	57,442
5,800	DSP Group, Inc. (b)	144,710
4,148	DTS, Inc. (b)	78,314
15,241	E.piphany, Inc. (b)	57,763
26,672	Earthlink, Inc. (b)	254,184
9,125	Echelon Corp. (b)	76,741
5,000	eCollege.com, Inc. (b)	59,400
9,200	eFunds Corp. (b)	167,992
6,400	Electro Scientific Industries, Inc. (b)	140,800
11,055	Electronics for Imaging, Inc. (b)	232,929
9,972	Emcore Corp. (b)	51,156
14,600	Emulex Corp. (b)	277,254

2,100	EndWave Corp. (b)	73,269
14,629	Entegris, Inc. (b)	172,183
12,700	Entrust, Inc. (b)	76,200
8,700	Epicor Software Corp. (b)	129,021
4,330	EPIQ Systems, Inc. (b)	76,251
4,200	Equinix, Inc. (b)	186,354
5,600	Euronet Worldwide, Inc. (b)	164,724
8,200	Exar Corp. (b)	130,585
2,900	Excel Technology, Inc. (b)	72,210
27,100	Extreme Networks, Inc. (b)	129,538
3,100	F5 Networks, Inc. (b)	130,758
7,800	Factset Research Systems, Inc.	286,104
9,255	FalconStor Software, Inc. (b)	52,383
2,500	Fargo Electronics, Inc. (b)	44,475
3,000	FARO Technologies, Inc. (b)	71,040
6,700	FEI Co. (b)	152,023
7,900	Filenet Corp. (b)	223,333
6,862	Formfactor, Inc. (b)	179,373
5,100	Forrester Research, Inc. (b)	100,623
27,200	Foundry Networks, Inc. (b)	322,048
18,200	Gartner, Inc. - Class A (b)	188,734
60,600	Gateway, Inc. (b)	241,188
6,500	Genesis Microchip, Inc. (b)	161,460
5,400	Gevity HR, Inc.	119,070
14,700	Glenayre Technologies, Inc. (b)	59,829
4,484	Global Imaging Systems, Inc. (b)	155,415
15,800	Harmonic, Inc. (b)	84,214
5,061	Helix Technology Corp.	91,427
26,800	Homestore, Inc. (b)	70,752
5,055	Hutchinson Technology, Inc. (b)	168,281
12,400	Hypercom Corp. (b)	88,040
20,202	Identix, Inc. (b)	108,889
5,200	Imation Corp.	225,420
4,600	Infocrossing, Inc. (b)	44,666
15,200	Informatica Corp. (b)	160,664
6,400	Infospace, Inc. (b)	154,496
6,730	infoUSA, Inc.	79,212
11,668	Integrated Circuit Systems, Inc. (b)	255,296
19,400	Integrated Device Technology, Inc. (b)	224,264
8,200	Integrated Silicon Solutions, Inc. (b)	70,725
12,300	Intellisync Corp. (b)	31,365
5,600	Inter-Tel, Inc.	139,440
8,616	Interdigital Communications Corp. (b)	154,657
5,661	Intergraph Corp. (b)	215,288
6,200	Intermix Media, Inc. (b)	72,230
9,277	Internet Security Systems, Inc. (b)	211,237
2,900	Intervideo, Inc. (b)	42,369
7,944	InterVoice, Inc. (b)	69,510
8,700	Interwoven, Inc. (b)	68,904
4,000	Intevac, Inc. (b)	48,600
3,800	Intrado, Inc. (b)	61,978
3,802	Itron, Inc. (b)	184,207
14,800	iVillage, Inc. (b)	81,400
10,300	Ixia (b)	203,322
7,600	IXYS Corp. (b)	88,996
3,900	j2 Global Communications, Inc. (b)	156,429
15,002	Jack Henry & Associates, Inc.	288,939
6,500	JDA Software Group, Inc. (b)	92,365

6,638	Jupitermedia Corp. (b)	145,306
12,043	Keane, Inc. (b)	151,019
2,700	Keithley Instruments, Inc.	38,070
19,377	Kemet Corp. (b)	162,379
5,600	Komag, Inc. (b)	198,688
15,758	Kopin Corp. (b)	86,669
5,100	Kronos, Inc. (b)	239,700
10,637	Kulicke & Soffa Industries, Inc. (b)	102,966
1,700	Landauer, Inc.	84,660
23,276	Lattice Semiconductor Corp. (b)	119,871
24,100	Lawson Software, Inc. (b)	132,791
2,200	LeCroy Corp. (b)	32,142
16,400	Lexar Media, Inc. (b)	80,852
9,800	Lionbridge Technologies, Inc. (b)	63,504
4,300	Littelfuse, Inc. (b)	124,227
3,100	LoJack Corp. (b)	59,210
12,900	LTX Corp. (b)	85,269
9,400	Macrovision Corp. (b)	205,202
7,560	Magma Design Automation, Inc. (b)	72,576
6,372	Manhattan Associates, Inc. (b)	131,900
4,559	Mapinfo Corp. (b)	51,061
5,300	Marchex, Inc. (b)	87,079
4,367	Matrixone, Inc. (b)	21,573
12,200	Mattson Technology, Inc. (b)	103,700
4,200	MAXIMUS, Inc.	160,356
48,757	Maxtor Corp. (b)	287,666
16,750	McData Corp. (b)	81,070
15,900	Mentor Graphics Corp. (b)	148,029
1,800	Merix Corp. (b)	11,322
7,250	Methode Electronics, Inc.	91,640
5,000	Metrologic Instruments, Inc. (b)	86,400
5,950	Micrel, Inc. (b)	71,936
6,100	Micros Systems, Inc. (b)	261,995
10,014	Microsemi Corp. (b)	213,799
2,214	MicroStrategy, Inc. - Class A (b)	170,810
11,300	Microtune, Inc. (b)	68,817
13,900	Midway Games, Inc. (b)	181,256
9,161	MIPS Technologies, Inc. (b)	64,951
6,600	MIVA, Inc. (b)	39,336
10,043	MKS Instruments, Inc. (b)	191,922
5,740	Mobility Electronics, Inc. (b)	66,584
3,200	MoneyGram International, Inc.	67,328
18,900	MPS Group, Inc. (b)	224,154
6,036	MRO Software, Inc. (b)	99,171
22,304	MRV Communications, Inc. (b)	47,508
3,200	MTS Systems Corp.	126,880
7,200	Netgear, Inc. (b)	149,112
12,100	NetIQ Corp. (b)	138,545
8,100	Netratings, Inc. (b)	122,877
6,500	Netscout Systems, Inc. (b)	39,780
8,860	Newport Corp. (b)	121,382
12,932	NIC, Inc. (b)	67,376
3,000	Niku Corp. (b)	62,910
6,000	Novatel Wireless, Inc. (b)	72,180
3,600	NYFIX, Inc. (b)	28,692
11,600	Omnivision Technologies, Inc. (b)	163,908
36,110	ON Semiconductor Corp. (b)	207,633
5,000	Online Resources Corp. (b)	50,900

4,700	Open Solutions, Inc. (b)	112,612
11,201	Openwave Systems, Inc. (b)	207,779
20,239	Opsware, Inc. (b)	113,338
3,700	OSI Systems, Inc. (b)	66,045
1,600	Overland Storage, Inc. (b)	16,608
7,000	Packeteer, Inc. (b)	84,770
9,400	Palm, Inc. (b)	268,276
42,100	Parametric Technology Corp. (b)	290,490
4,200	Park Electrochemical Corp.	110,628
7,400	Paxar Corp. (b)	144,004
5,910	PDF Solutions, Inc. (b)	93,496
4,600	Pegasus Solutions, Inc. (b)	49,910
7,100	Pegasystems, Inc. (b)	43,381
5,890	Pericom Semiconductor Corp. (b)	55,307
19,600	Perot Systems Corp. - Class A (b)	275,968
5,417	Phoenix Technologies Ltd. (b)	36,836
3,000	Photon Dynamics, Inc. (b)	56,805
7,600	Photronics, Inc. (b)	203,984
10,400	Plexus Corp. (b)	150,072
5,700	PLX Technology, Inc. (b)	51,813
22,700	PMC - Sierra, Inc. (b)	223,141
17,860	Polycom, Inc. (b)	295,940
5,200	Power Integrations, Inc. (b)	120,120
20,305	Powerwave Technologies, Inc. (b)	232,898
6,700	Presstek, Inc. (b)	84,554
6,700	Progress Software Corp. (b)	208,303
5,716	QAD, Inc.	44,470
2,500	Quality Systems, Inc.	144,800
42,700	Quantum Corp. (b)	118,706
19,700	Quest Software, Inc. (b)	280,725
6,035	Radiant Systems, Inc. (b)	77,188
4,871	Radisys Corp. (b)	84,463
16,300	Rambus, Inc. (b)	214,182
32,953	RealNetworks, Inc. (b)	163,776
12,800	Redback Networks, Inc. (b)	106,112
4,995	Remec, Inc.	30,869
5,796	Renaissance Learning, Inc.	135,684
36,080	RF Micro Devices, Inc. (b)	219,727
3,600	Rofin-Sinar Technologies, Inc. (b)	129,168
3,400	Rogers Corp. (b)	138,788
14,409	RSA Security, Inc. (b)	186,597
3,800	Rudolph Technologies, Inc. (b)	57,912
15,406	S1 Corp. (b)	74,873
4,700	SafeNet, Inc. (b)	160,693
20,200	Sapient Corp. (b)	157,156
23,829	ScanSoft, Inc. (b)	97,937
2,757	Scansource, Inc. (b)	131,592
5,500	Seachange International, Inc. (b)	41,690
7,900	Secure Computing Corp. (b)	97,644
16,000	Seebeyond Technology Corp. (b)	67,200
6,800	Semitool, Inc. (b)	61,472
14,200	Semtech Corp. (b)	260,712
8,000	Serena Software, Inc. (b)	164,160
2,670	SI International, Inc. (b)	84,132
335	Sigma Designs, Inc. (b)	2,888
6,300	Sigmatel, Inc. (b)	126,189
12,100	Silicon Image, Inc. (b)	143,022
9,500	Silicon Laboratories, Inc. (b)	278,065

21,150	Silicon Storage Technology, Inc. (b)	99,828
29,600	Skyworks Solutions, Inc. (b)	216,968
5,300	Sonic Solutions, Inc. (b)	101,760
14,329	SonicWALL, Inc. (b)	76,517
44,756	Sonus Networks, Inc. (b)	216,619
3,000	Spectralink Corp.	33,015
6,600	SRA International, Inc. (b)	245,520
3,871	SS&C Technologies, Inc.	140,982
4,900	Standard Microsystems Corp. (b)	124,754
2,300	Startek, Inc.	37,996
5,374	Stellent, Inc. (b)	45,410
2,200	Stratasys, Inc. (b)	66,924
2,300	SumTotal Systems, Inc. (b)	10,074
4,006	Superior Essex, Inc. (b)	76,755
2,775	Supertex, Inc. (b)	75,078
9,375	SupportSoft, Inc. (b)	51,563
43,511	Sycamore Networks, Inc. (b)	154,899
8,042	SYKES Enterprises, Inc. (b)	82,431
10,900	Symmetricom, Inc. (b)	114,014
5,530	Synaptics, Inc. (b)	87,651
6,400	SYNNEX Corp. (b)	118,912
6,491	Syntel, Inc.	124,627
3,855	Talx Corp.	142,250
12,220	Taser International, Inc. (b)	118,778
9,100	Technitrol, Inc.	117,754
13,320	Tekelec (b)	221,245
8,400	Telkonet, Inc. (b)	43,176
16,140	Terayon Communication Systems, Inc. (b)	50,680
6,500	Terremark Worldwide, Inc. (b)	48,165
7,200	Tessera Technologies, Inc. (b)	252,864
7,800	THQ, Inc. (b)	272,844
43,981	TIBCO Software, Inc. (b)	338,213
13,700	Titan Corp. (b)	316,333
6,800	Transaction Systems Architects, Inc. (b)	181,900
19,357	Transwitch Corp. (b)	35,810
3,100	Travelzoo, Inc. (b)	93,465
4,940	Trident Microsystems, Inc. (b)	161,242
28,756	Triquint Semiconductor, Inc. (b)	108,123
9,200	TTM Technologies, Inc. (b)	65,228
9,100	Tyler Technologies, Inc. (b)	72,254
10,176	Ulticom, Inc. (b)	124,656
4,200	Ultimate Software Group, Inc. (b)	76,860
5,200	Ultratech, Inc. (b)	113,412
11,700	United Online, Inc.	134,667
5,500	Universal Display Corp. (b)	65,945
10,700	UNOVA, Inc. (b)	294,785
21,540	Utstarcom, Inc. (b)	189,983
15,400	Valueclick, Inc. (b)	197,736
7,200	Varian Semiconductor Equipment Associates, Inc. (b)	298,944
7,100	Veeco Instruments, Inc. (b)	143,562
5,600	Verint Systems, Inc. (b)	218,288
8,465	Verity, Inc. (b)	85,243
6,100	Viasat, Inc. (b)	136,274
6,500	Vignette Corp. (b)	102,505
4,500	Virage Logic Corp. (b)	39,060

44,800	Vitesse Semiconductor Corp. (b)	99,456
8,000	WebEx Communications, Inc. (b)	228,560
11,937	webMethods, Inc. (b)	72,458
3,900	Websense, Inc. (b)	194,376
11,100	Westell Technologies, Inc. - Class A (b)	45,510
13,700	Wind River Systems, Inc. (b)	234,133
5,523	Witness Systems, Inc. (b)	107,754
3,699	X-Rite, Inc.	44,758
17,000	Zhone Technologies, Inc. (b)	52,870
9,822	Zoran Corp. (b)	141,437
2,200	Zygo Corp. (b)	24,332

		42,962,792

MATERIALS (2.2%):
20,700	AK Steel Holding Corp. (b)	190,854
6,400	Aleris International, Inc. (b)	146,368
5,800	AMCOL International Corp.	115,130
3,700	American Vanguard Corp.	90,650
4,900	Arch Chemicals, Inc.	126,175
4,300	Brush Engineered Materials, Inc. (b)	72,799
7,900	Buckeye Technologies, Inc. (b)	76,235
8,300	Calgon Carbon Corp.	72,708
4,100	Cambrex Corp.	80,647
6,500	Caraustar Industries, Inc. (b)	77,805
3,700	Carpenter Technology Corp.	231,768
6,566	Century Aluminum Co. (b)	160,670
3,500	Chesapeake Corp.	78,050
3,100	Cleveland-Cliffs, Inc.	225,401
9,200	Commercial Metals Co.	264,408
45,300	Coeur d’Alene Mines Corp. (b)	160,815
4,700	Compass Minerals International, Inc.	119,615
2,400	Deltic Timber Corp.	102,576
1,500	Eagle Materials, Inc.	154,050
1,100	Eagle Materials, Inc.	109,626
7,300	Ferro Corp.	164,250
5,800	Georgia Gulf Corp.	184,034
6,200	Gibraltar Industries, Inc.	148,614
8,200	Glatfelter (P.H.) Co.	104,550
36,200	Graphic Packaging Corp. (b)	139,370
2,100	Greif, Inc.	132,300
5,100	HB Fuller Co.	176,103
8,100	Headwaters, Inc. (b)	346,275
24,500	Hecla Mining Co. (b)	101,675
18,500	Hercules, Inc. (b)	259,000
8,200	Longview Fibre Co.	183,516
5,200	MacDermid, Inc.	172,120
3,200	Material Sciences Corp. (b)	48,000
6,000	Metal Management, Inc.	141,540
3,300	Metals USA, Inc. (b)	68,607
3,100	Minerals Technologies, Inc.	192,944
6,300	Myers Industries, Inc.	83,160
3,800	NewMarket Corp. (b)	63,878
8,800	NL Industries, Inc.	154,000
2,040	NN, Inc.	26,540
12,000	Olin Corp.	220,200
5,300	OM Group, Inc. (b)	124,179
7,800	Omnova Solutions Inc. (b)	46,098
7,300	Oregon Steel Mills, Inc. (b)	162,133
2,200	Pioneer Co., Inc. (b)	53,394

20,500	PolyOne Corp. (b)	146,370
2,000	Pope & Talbot, Inc.	22,400
5,330	Potlatch Corp.	308,074
1,100	Quaker Chemical Corp.	20,350
4,500	Quanex Corp.	274,500
5,000	Reliance Steel & Aluminum Co.	233,600
6,700	Rock-Tenn Co.	90,249
4,200	Royal Gold, Inc.	80,598
4,300	RTI International Metals, Inc. (b)	148,006
4,800	Ryerson Tull, Inc.	91,680
3,300	Schnitzer Steel Industries, Inc. - Class A	94,380
5,701	Schulman A, Inc.	107,635
2,800	Schweitzer-Mauduit International, Inc.	73,220
7,200	Sensient Technologies Corp.	136,872
3,000	Silgan Holdings, Inc.	172,290
6,000	Spartech Corp.	112,380
7,000	Steel Dynamics, Inc.	225,120
2,000	Steel Technologies, Inc.	42,860
16,100	Stillwater Mining Co. (b)	131,376
5,670	Symyx Technologies, Inc. (b)	170,384
17,500	Terra Industries, Inc. (b)	147,000
3,500	Texas Industries, Inc.	257,705
2,900	Titanium Metals Corp. (b)	185,745
8,100	Wausau Paper Corp.	101,898
5,900	Wellman, Inc.	49,206
13,600	Worthington Industries, Inc.	240,448
2,600	Zoltek Co., Inc. (b)	28,028

		9,845,204

TELECOMMUNICATION SERVICES (0.6%):
6,800	@Road, Inc. (b)	22,100
8,800	Alaska Communications Systems Group, Inc.	86,856
16,740	Broadwing Corp. (b)	83,700
14,771	Centennial Communications Corp. (b)	207,532
34,800	Cincinnati Bell, Inc. (b)	157,992
6,300	Cogent Communications Group, Inc. (b)	45,675
4,102	Commonwealth Telephone Enterprises, Inc.	175,566
3,600	CT Communications, Inc.	49,392
25,523	Dobson Communications Corp. (b)	179,937
12,263	General Communication, Inc. - Class A (b)	126,064
3,300	IDT Corp. (b)	42,801
13,800	IDT Corp. - Class B (b)	179,262
81,900	Level 3 Communications, Inc. (b)	168,714
3,000	North Pittsburgh Systems, Inc.	62,880
13,700	Premiere Global Services, Inc. (b)	140,014
10,400	Price Communications Corp. (b)	183,352
9,300	SBA Communications Corp. (b)	154,287
2,713	SureWest Communications	72,871
6,433	Talk America Holdings, Inc. (b)	56,224
10,000	Time Warner Telecom, Inc. (b)	67,900
15,300	Ubiquitel, Inc. (b)	139,842
16,908	Wireless Facilities, Inc. (b)	108,888

		2,511,849

UTILITIES (1.0%):
5,400	Allete, Inc.	260,928

3,200	American States Water Co.	99,520
45,500	Aquila, Inc. (b)	169,260
7,400	Avista Corp.	140,896
5,120	Black Hills Corp.	204,186
3,200	California Water Service Group	132,800
37,500	Calpine Corp. (b)	124,500
1,439	Cascade Natural Gas Corp.	31,413
1,900	Central Vermont Public Service Corp.	35,340
2,500	CH Energy Group, Inc.	122,875
8,000	Cleco Corp.	179,840
12,000	Duquesne Light Holdings, Inc.	232,800
7,000	Dynegy, Inc. - Class A (b)	38,920
8,700	El Paso Electric Co. (b)	188,268
4,700	Empire District Electric Co. (The)	113,646
1,260	EnergySouth, Inc.	34,852
6,400	IdaCorp., Inc.	201,280
3,200	Laclede Group, Inc. (The)	104,608
3,714	MGE Energy, Inc.	137,529
5,000	New Jersey Resources Corp.	236,300
4,300	Northwest Natural Gas Co.	165,937
6,265	NorthWestern Corp.	197,974
4,461	Otter Tail Corp.	128,923
5,506	Peoples Energy Corp.	237,584
21,300	Sierra Pacific Resources (b)	276,474
5,000	South Jersey Industries, Inc.	146,850
5,900	Southwest Gas Corp.	158,002
3,200	Southwest Water Co.	41,056
2,325	UIL Holdings Corp.	126,666
5,300	Unisource Energy Corp.	170,925
7,100	WGL Holdings, Inc.	244,595

		4,684,747

		205,407,351

Total COMMON STOCKS (Cost $381,247,554)		409,394,176

INDEX-LINKED TRUSTS (6.3%):
422,500	iShares MSCI Japan Index Fund	4,326,400
42,100	iShares MSCI Pacific ex-Japan Index Fund	4,095,067
536,700	iShares MSCI Singapore Index Fund	4,352,637
62,800	iShares MSCI South Korea Index Fund	2,260,172
169,700	iShares MSCI Taiwan Index Fund	2,078,825
161,500	iShares Russell 2000 Growth Index Fund	11,212,945

Total INDEX-LINKED TRUSTS (Cost $26,046,142)		28,326,046

RIGHTS (0.0%):
TAIWAN (0.0%):
INFORMATION TECHNOLOGY (0.0%):
11,000	Taiwan Green Point Enterprises Co. Ltd., Expiring 8/4/05	642

UNITED KINGDOM (0.0%):
INDUSTRIALS (0.0%):
4,657	Hunting Nilpaid Plc, Expiring 8/17/05	6,878

Total RIGHTS (Cost $0)		7,520

INVESTMENT COMPANIES (2.0%):
335,208	Blackrock Temporary Cash Fund	335,208
8,705,910	Citibank IIS Money Market Deposit	8,705,910

Total INVESTMENT COMPANY (Cost $9,041,118)		9,041,118

U.S. GOVERNMENT AGENCIES (0.7%):
UNITED STATES (0.7%):
$3,000,000	Federal Home Loan Bank, 3.17%, 8/5/2005	2,998,943

Total U.S. GOVERNMENT AGENCIES (Cost $2,998,943)		2,998,943

Total Investments (Cost $419,333,757) (a) - 99.8%		449,767,803
Other assets in excess of liabilities - 0.2%		1,037,532

NET ASSETS - 100.0%		$450,805,335

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$39,223,481
Unrealized depreciation	(8,789,435)

Net unrealized appreciation	$30,434,046

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

Old Westbury International Fund
Portfolio of Investments	July 31, 2005
(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (98.2%):
FINLAND (1.1%):
MATERIALS (0.3%):
212,383	UPM-Kymmene Oyj	$4,128,167

TELECOMMUNICATION SERVICES (0.8%):
685,305	Nokia Oyj	10,943,940

		15,072,107

FRANCE (9.4%):
CONSUMER DISCRETIONARY (2.2%):
171,297	Accor SA	8,723,747
626,030	Vivendi Universal SA	19,926,382

		28,650,129

ENERGY (1.6%):
81,710	Total Fina Elf SA	20,509,240

FINANCIALS (1.4%):
269,281	BNP Paribas SA	19,476,915

INDUSTRIALS (1.2%):
71,096	LVMH Moet Hennessy Louis Vuitton SA	5,909,580
120,220	Renault SA	11,020,531

		16,930,111

INFORMATION TECHNOLOGY (0.6%):
504,008	STMicroelectronics NV	8,684,314

MATERIALS (1.4%):
68,010	L’Air Liquide SA	12,081,320
69,075	Lafarge SA	6,541,479

		18,622,799

TELECOMMUNICATION SERVICES (1.0%):
454,701	France Telecom SA	14,042,967

		126,916,475

GERMANY (9.5%):
FINANCIALS (4.4%):
173,776	Allianz AG	22,072,313
612,975	Commerzbank AG	13,705,904
202,763	Deutsche Bank AG	17,591,479
57,008	Muenchener Rueckver AG	6,629,159

		59,998,855

HEALTH CARE (1.0%):
156,401	Fresenius Medical Care AG	13,663,989

INDUSTRIALS (1.5%):
113,524	DaimlerChrysler AG (b)	5,497,985
190,949	Siemens AG	14,714,210

		20,212,195

INFORMATION TECHNOLOGY (1.1%):
83,236	SAP AG	14,281,428

TELECOMMUNICATION SERVICES (1.5%):
1,020,480	Deutsche Telekom AG	20,231,415

		128,387,882

HONG KONG (10.6%):
INDUSTRIALS (8.5%):
14,794,885	China Resources Enterprises Ltd.	24,458,288
10,602,281	Citic Pacific Ltd.	31,167,132
4,390,650	Hutchison Whampoa Ltd.	42,901,051
52,288,398	Sinotrans Ltd. - Class H	16,144,623

		114,671,094

INFORMATION TECHNOLOGY (1.0%):
64,941,065	Semiconductor Manufacturing International Corp. (b)	13,785,251

UTILITIES (1.1%):
20,691,716	Huaneng Power International, Inc. - Class H	15,040,293

		143,496,638

ITALY (1.3%):
CONSUMER DISCRETIONARY (0.6%):
652,470	Mediaset SPA	7,943,251

ENERGY (0.7%):
345,034	Eni SPA	9,802,530

		17,745,781

JAPAN (31.3%):
CONSUMER DISCRETIONARY (1.7%):
195,820	Fast Retailing Co. Ltd.	11,480,906
193,110	Sega Sammy Holdings, Inc.	11,940,520

		23,421,426

FINANCIALS (9.3%):
3,313	Mitsubishi Tokyo Financial Group, Inc.	27,824,484
1,610	Mizuho Financial Group, Inc.	7,262,189
1,201,398	Nomura Holdings, Inc.	14,237,208
3,351	NTT Urban Development Corp.	14,071,815
5,982,937	Resona Holdings, Inc. (b)	10,486,108
493	Sapporo Hokuyo Holdings, Inc.	3,728,203
854,692	Sompo Japan Insurance, Inc.	8,128,699
1,961,466	Sumitomo Realty & Development Co. Ltd.	21,673,850
250,115	Takefuji Corp.	16,199,619
1,053	Zephyr Co. Ltd.	2,557,553

		126,169,728

HEALTH CARE (0.9%):
946,251	Shionogi & Co. Ltd.	11,727,114

INDUSTRIALS (12.3%):
582,755	Aeon Co. Ltd.	9,456,807
2,213,791	Amada Co. Ltd.	15,815,607
1,990,544	Fuji Heavy Industries Ltd.	8,553,672
290,464	Honda Motor Co. Ltd.	14,936,672
1,444,023	Keio Electric Railway Co. Ltd.	7,579,836
186,078	Nidec Corp.	20,130,858
1,844,720	Nippon Express Co. Ltd.	7,894,220
711,059	Ricoh Co. Ltd.	10,899,952
131,309	SMC Corp.	14,918,291
2,048,245	Sumitomo Corp.	17,275,234

2,681,143	Taisei Corp.	8,897,387
775,656	Toyota Motor Corp.	29,328,630

		165,687,166

INFORMATION TECHNOLOGY (3.6%):
2,171,486	NEC Corp.	11,108,581
109,470	Nomura Research Institute Ltd.	10,625,602
719,934	Sumitomo Electric Industries Ltd.	8,076,840
344,731	Tokyo Electron Ltd.	18,647,370

		48,458,393

MATERIALS (1.9%):
1,103,700	Hitachi Construction Machinery Co. Ltd.	15,062,952
4,374,539	Nippon Steel Corp.	11,053,106

		26,116,058

TELECOMMUNICATION SERVICES (1.6%):
682,670	COMSYS Holdings Corp.	6,492,653
666	Jupiter Telecommunications Co. Ltd. (b)	554,012
9,666	NTT DoCoMo, Inc.	14,963,382

		22,010,047

		423,589,932

NETHERLANDS (2.7%):
FINANCIALS (2.1%):
429,053	ABN Amro Holding NV	10,727,626
581,950	ING Groep - NV CVA	17,627,150

		28,354,776

INFORMATION TECHNOLOGY (0.6%):
305,045	Philips Electronics NV	8,281,748

		36,636,524

SINGAPORE (2.1%):
FINANCIALS (2.1%):
5,509,660	City Developments Ltd.	28,644,404

SPAIN (2.8%):
FINANCIALS (1.4%):
1,112,241	Banco Bilbao Vizcaya Argentaria SA	18,759,879

TELECOMMUNICATION SERVICES (1.4%):
1,171,719	Telefonica SA	19,734,671

		38,494,550

SWEDEN (0.7%):
INDUSTRIALS (0.7%):
244,174	Sandvik AB	9,766,205

SWITZERLAND (7.7%):
FINANCIALS (1.2%):
389,331	Credit Suisse Group	16,319,083

HEALTH CARE (2.8%):
390,411	Novartis AG - Registered	19,000,830
144,981	Roche Holding AG - Genusschein	19,716,426

		38,717,256

INDUSTRIALS (2.5%):
271,808	Adecco SA	13,597,784
73,191	Nestle SA-Registered	20,083,070

		33,680,854

MATERIALS (1.2%):
150,067	Syngenta AG	15,667,167

		104,384,360

UNITED KINGDOM (19.0%):
CONSUMER DISCRETIONARY (0.7%):
1,423,123	WH Smith Plc	9,371,541

CONSUMER STAPLES (1.3%):
849,914	British American Tobacco Plc	16,992,302

ENERGY (3.3%):
1,985,812	BP Plc	21,981,161
213,292	Cairn Energy Plc (b)	5,625,778
1,476,950	National Grid Transco Plc	13,608,613
763,752	Paladin Resources Plc	3,417,881

		44,633,433

FINANCIALS (6.2%):
856,750	Barclays Plc	8,391,239
998,902	Britannic Group Plc	10,872,522
1,597,126	HSBC Holdings Plc	25,921,352
1,566,327	Prudential Plc	14,776,410
4,173,863	Royal & Sun Alliance Insurance Group Plc	6,660,420
559,535	Royal Bank of Scotland Group Plc (The) (b)	16,667,000

		83,288,943

HEALTH CARE (1.6%):
914,430	GlaxoSmithKline Plc	21,562,346

INDUSTRIALS (1.9%):
2,658,753	Tesco Plc	15,217,585
536,500	Wolseley Plc	11,188,483

		26,406,068

MATERIALS (1.8%):
788,242	Bunzl Plc	7,228,204
8,957,857	Corus Group Plc (b)	7,403,188
2,161,847	Imperial Chemical Industries Plc	10,092,678

		24,724,070

TELECOMMUNICATION SERVICES (2.2%):
2,141,751	Cable & Wireless Plc	5,997,430
9,205,113	Vodafone Group Plc (b)	23,712,837

		29,710,267

		256,688,970

Total COMMON STOCKS (Cost $1,189,890,430)		1,329,823,828

INVESTMENT COMPANY (0.2%):
3,256,698	Federated Trust for U.S. Treasury Obligations	3,256,698

Total INVESTMENT COMPANY (Cost $3,256,698)		3,256,698

Total Investments (Cost $1,193,147,128) (a) - 98.4%		1,333,080,526
Other assets in excess of liabilities - 1.6%		21,395,831

NET ASSETS - 100.0%		$1,354,476,357

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$169,244,228
Unrealized depreciation	(29,310,830)

Net unrealized appreciation	$139,933,398

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

See Notes to Portfolios of Investments.

Old Westbury Fixed Income Fund
Portfolio of Investments	July 31, 2005
(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. GOVERNMENT AGENCIES (62.2%):
FANNIE MAE (7.9%):
$3,700,000	3.40%, 10/05/2005	$3,677,286
1,218	8.00%, 09/01/2006	1,241
2,000,000	7.25%, 01/15/2010, Series B	2,228,014
25,628	7.50%, 08/01/2025, Pool #250322	27,388

		5,933,929

FEDERAL AGRICULTURAL MORTGAGE CORP. (0.7%):
500,000	5.90%, 03/03/2009, MTN	525,239

FEDERAL FARM CREDIT BANK (0.6%):
305,000	2.13%, 08/15/2005	304,812
155,000	6.50%, 11/22/2005	156,325

		461,137

FEDERAL HOME LOAN BANKS (47.4%):
10,200,000	3.21%, 08/12/2005	10,189,779
4,095,000	3.00%, 08/15/2005, Series YH05	4,093,837
500,000	3.25%, 08/15/2005, Series 322	499,906
700,000	4.88%, 08/15/2005, Series KR05	700,333
900,000	1.50%, 08/19/2005, Series 449	899,010
230,000	2.13%, 09/07/2005	229,637
4,360,000	3.37%, 09/23/2005	4,338,627
1,000,000	3.46%, 10/14/2005	993,011
650,000	3.63%, 11/15/2005	649,696
35,000	4.38%, 11/15/2005	35,023
850,000	5.38%, 02/15/2006, Series 2E06	855,936
1,550,000	4.75%, 05/15/2006, Series 6F06	1,558,302
2,450,000	5.38%, 05/15/2006	2,474,875
395,000	5.25%, 08/15/2006	399,428
4,495,000	4.88%, 11/15/2006, Series TV06	4,532,977
500,000	6.50%, 11/15/2006, Series TD06	514,307
1,100,000	4.88%, 02/15/2007, Series 2807	1,110,036
700,000	4.88%, 05/15/2007, Series IH07	707,425
1,000,000	6.63%, 11/15/2010, Series ID10	1,097,862

		35,880,007

FREDDIE MAC (4.4%):
1,575,000	2.88%, 09/15/2005	1,573,381
1,800,000	3.44%, 10/11/2005	1,787,929

		3,361,310

GOVERNMENT NATIONAL MORTGAGE ASSOC. (0.3%):
242,862	8.50%, 10/15/2017, Pool #780291	263,795
566	9.00%, 02/15/2020, Pool #285639	621

		264,416

PRIVATE EXPORT FUNDING (0.9%):
380,000	6.62%, 10/01/2005, Series WW	381,800
300,000	5.34%, 03/15/2006, Series M	302,458

		684,258

Total U.S. GOVERNMENT AGENCIES (Cost $46,985,703)		47,110,296

U.S. GOVERNMENT SECURITIES (33.2%):
U.S. TREASURY BONDS (18.0%):
6,000,000	6.00%, 02/15/2026	7,144,687
5,910,000	5.25%, 02/15/2029	6,518,777

		13,663,464

U.S. TREASURY NOTES (15.2%):
1,025,000	5.75%, 11/15/2005	1,031,286
500,000	6.88%, 05/15/2006	511,621
2,300,000	7.00%, 07/15/2006	2,365,407
925,000	6.50%, 10/15/2006	952,497
1,900,000	6.13%, 08/15/2007	1,978,079
2,250,000	4.75%, 11/15/2008	2,294,737
1,000,000	4.25%, 01/15/2010, (b)	1,280,124
500,000	5.75%, 08/15/2010	536,172
500,000	3.00%, 07/15/2012, (b)	582,623

		11,532,546

Total U.S. GOVERNMENT SECURITIES (Cost $23,395,184)		25,196,010

CORPORATE BONDS (3.0%):
CONSUMER DISCRETIONARY (0.4%):
274,539	Wal-Mart Stores, Inc., Series 92A1, 7.49%, 06/21/2007	285,935

FINANCIALS (1.5%):
500,000	General Motors Acceptance Corp., MTN, 6.75%, 01/15/2006	503,931
390,000	John Deere Capital Corp., 5.13%, 10/19/2006	393,837
252,000	Natural Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/2008	261,245

		1,159,013

INDUSTRIALS (1.1%):
837,472	3M Employee Stock Ownership Plan Trust *, 5.62%, 07/15/2009	858,200

Total CORPORATE BONDS (Cost $2,245,675)		2,303,148

MUNICIPAL BONDS (0.5%):
NEW YORK (0.0%):
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B, 2.60%, 12/15/2007	24,020

TEXAS (0.5%):
320,000	Texas State GO, Taxable, 6.15%, 12/01/2006	324,506

Total MUNICIPAL BONDS (Cost $338,564)		348,526

INVESTMENT COMPANY (0.1%):
112,300	SEI Daily Income Government II Fund	112,300

Total INVESTMENT COMPANY (Cost $112,300)		112,300

Total Investments (Cost $73,077,426) (a) - 99.0%		75,070,280
Other assets in excess of liabilities - 1.0%		771,479

NET ASSETS - 100.0%		$75,841,759

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,169,726
Unrealized depreciation	(176,872)

Net unrealized appreciation	$1,992,854

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Inflation protected security.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

GO—General Obligations

MTN—Medium Term Note

See Notes to Portfolios of Investments.

Old Westbury Municipal Bond Fund
Portfolio of Investments	July 31, 2005
(Unaudited)

Shares or Principal Amount	Security Description	Value
MUNICIPAL BONDS (94.8%):
ALABAMA (0.6%):
$ 110,000	Alabama State Public School & College Revenue Bonds, Series C, 5.00%, 05/01/2013, (FSA)	$118,155
400,000	Alabama Water Pollution Control Authority Revenue Bonds, 5.50%, 08/15/2014, (AMBAC)	437,816

		555,971

ARIZONA (2.0%):
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A, 5.00%, 07/01/2014	878,312
850,000	University of Arizona Certificates of Participation, 5.00%, 06/01/2018, (AMBAC)	918,468

		1,796,780

ARKANSAS (0.2%):
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, 3.00%, 11/15/2006, (AMBAC)	200,446

CALIFORNIA (3.7%):
1,155,000	Alameda GO, 5.00%, 08/01/2033, (MBIA)	1,219,195
785,000	Capistrano Unified School District Community Facilities Special Tax, 5.00%, 09/01/2018, (FGIC)	850,241
500,000	Los Altos School District GO, Series B, 5.00%, 08/01/2017	529,695
100,000	Los Angeles Unified School District GO, Series A-1, 5.00%, 07/01/2017	108,367
500,000	San Jose Unified School District GO, Santa Clara County, Series A, 5.25%, 08/01/2016, (FSA)	550,435
150,000	Vista Unified School District GO, 5.00%, 08/01/2017, (FSA)	163,809

		3,421,742

COLORADO (2.4%):
1,000,000	Colorado Health Facilities Authority Revenue Bonds, Series A, 2.57%, 05/15/2030, (FSA)*	1,000,000
430,000	Colorado Water Reserve & Power Development Revenue Bonds, Series C, 5.00%, 09/01/2015, (MBIA)	469,981
200,000	Denver City & County Medical Facilities GO, Series B, 4.25%, 08/01/2017, (MBIA)	203,392
485,000	Longmont Sales & Use Tax Revenue Bonds, 5.63%, 11/15/2017	534,291

		2,207,664

CONNECTICUT (1.6%):
1,000,000	Connecticut State GO, Series B, 2.20%, 12/01/2007, (MBIA)*	1,000,000
500,000	Torrington GO, 4.88%, 09/15/2005, (FGIC)	501,355

		1,501,355

FLORIDA (5.8%):
200,000	Clearwater Housing Authority Revenue Bonds, 4.95%, 06/01/2007, (FSA)	205,992
500,000	Florida State Department Transportation Turnpike Revenue Bond, Series A, 5.00%, 07/01/2029	530,890
250,000	Florida State Division of Bond Finance Department General Services Revenue Bonds, Series A, 5.38%, 07/01/2010, (FGIC)	271,465
2,775,000	Jacksonville Transportation Revenue Bonds, Series A, 2.40%, 10/01/2032, (XLCA)*	2,775,000
1,000,000	Miami-Dade County School Board, Series B, 2.33%, 08/01/2027, (AMBAC)*	1,000,000
400,000	Miami-Dade County Water & Sewer Revenue Bonds, 4.00%, 10/01/2005, (MBIA)	400,908
150,000	Port Orange Water & Sewer Revenue Bonds, 5.00%, 10/01/2016, (AMBAC)	162,626

		5,346,881

ILLINOIS (9.8%):
400,000	Chicago Board of Education, Chicago School Reformatory GO, 6.75%, 12/01/2008, (AMBAC)	444,600
1,000,000	Chicago Board of Education, Series B-1, 2.34%, 03/01/2032, (CIFG)*	999,999
315,000	Chicago GO, Series B, 5.00%, 01/01/2011, (AMBAC)	338,099
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, 5.88%, 01/01/2019, (FGIC)	253,305
575,000	Cook County GO, Series A, 5.00%, 11/15/2022, (FGIC)	603,888
150,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2012, (FSA)	163,011
285,000	Cook County School District No. 100 Berwyn South GO, Series D, 5.00%, 12/01/2013, (FSA)	311,759
150,000	Cook County School District No. 153 Homewood GO, Series A, 5.00%, 12/01/2009	160,325
150,000	Du Page County Community Unit School District No. 202 Lisle GO, 5.55%, 12/30/2017, (FSA)	163,604
100,000	Du Page County High School District No. 087 Glenbard Township GO, Series A, 4.50%, 12/01/2005	100,562

260,000	Freeport Sewer System Improvements GO, 5.55%, 12/01/2014, (AMBAC)	290,675
100,000	Gail Borden Public Library District GO, 4.63%, 12/15/2008, (FGIC)	104,543
500,000	Illinois State GO, First Series, 5.50%, 08/01/2015	544,740
400,000	Illinois State Sales Tax Revenue Bonds, Series Z, 5.00%, 06/15/2012	426,800
210,000	Kane County Community Unit School District No. 304 Geneva GO, 6.10%, 06/01/2006, (FGIC)	215,691
80,000	Northern Illinois University Auxiliary Facilities Systems Revenue Bonds, 5.50%, 04/01/2013, (AMBAC)	86,105
100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, 4.60%, 10/01/2012, (MBIA)	105,999
100,000	Rockford GO, Series A, 5.38%, 12/15/2013, (FSA)	108,921
2,000,000	Rosemont GO, Series A, 5.00%, 12/01/2019, (FGIC)	2,130,159
360,000	University of Illinois Certificates of Participation, U I-Intergrate Project, 5.00%, 10/01/2014, (AMBAC)	389,952
250,000	Will County School District No. 122 GO, Series B, 5.20%, 11/01/2016, (FGIC)	268,560
720,000	Will County School District No. 161 GO, 5.00%, 01/01/2017, (FGIC)	774,222

		8,985,519

INDIANA (8.7%):
150,000	Avon Two Thousand School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2006, (FGIC)	153,084
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/10/2014, (FSA)	335,944
115,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/10/2015, (FSA)	123,027
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, 5.13%, 07/15/2012, (FSA)	498,033
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds, 5.75%, 07/15/2010	83,255
605,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2023, (MBIA)	643,877
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, 5.38%, 07/15/2016, (MBIA)	192,253

485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, 5.00%, 09/01/2016, (MBIA)	516,161
250,000	Indiana Bond Bank, Special Project Revenue Bonds, Series A, 6.25%, 02/01/2011, (AMBAC)	282,183
1,000,000	Indiana Health Facilities Finance Authority Revenue Bonds, Series E-4, 2.34%, 11/15/2036, (AMBAC)*	999,999
275,000	Indianapolis-Marion County Public Library GO, Series A, 4.60%, 07/01/2018	285,170
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, 5.05%, 07/15/2011, (FSA)	155,826
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, 5.25%, 01/15/2014, (State Aid Withholding)	770,007
170,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.30%, 07/15/2009, (FSA)	183,080
205,000	Noblesville Elementary Intermediate School Building Corp., First Mortgage GO, 5.50%, 07/15/2012, (FSA)	225,063
500,000	Noblesville Industrial Redevelopment Authority, Economic Development Revenue Bonds, 5.00%, 07/15/2016, (AMBAC)	535,510
460,000	Noblesville Southeastern Public Library Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2014, (FGIC)	499,532
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 01/15/2016, (FGIC)	170,621
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, 5.00%, 07/15/2016, (FGIC)	394,561
200,000	Sunman-Dearborn High School Building Corp. Revenue Bonds, 5.00%, 07/15/2017, (MBIA Student Aid Withholding)	216,260
500,000	Westfield Independent Multi-School Building Corp. First Mortgage Revenue Bonds, Series A, 5.00%, 07/15/2023, (FSA)	530,125
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, 4.75%, 01/15/2011, (FGIC)	143,443

		7,937,014

IOWA (0.3%):
250,000	Iowa City Packaging Facilities Revenue Bonds, 5.88%, 07/01/2015, (MBIA)	274,105

KANSAS (2.5%):
775,000	Johnson County Water District No. 001 Water Revenue Bonds, 5.00%, 12/01/2013	837,698
1,310,000	Wyandotte County Unified School District No. 202 GO, Series A, 5.25%, 09/01/2015, (AMBAC)	1,467,763

		2,305,461

KENTUCKY (0.1%):
120,000	Hopkins County Detention Facility Project GO, 5.63%, 02/01/2016, (FGIC)	132,973

MAINE (0.3%):
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B, 5.25%, 11/01/2015	272,725

MASSACHUSETTS (1.6%):
260,000	Lawrence GO, 4.63%, 03/15/2014, (MBIA-State Aid Withholding)	274,942
1,000,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, 5.50%, 06/01/2016, (FGIC)	1,144,920

		1,419,862

MICHIGAN (10.8%):
130,000	Central Montcalm Public Schools GO, 5.35%, 05/01/2011, (MBIA Q-SBLF)	140,306
275,000	Clarkston Community Schools GO, 5.00%, 05/01/2015, (Q-SBLF)	296,370
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, 5.00%, 07/01/2013, (FGIC)	268,065
240,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2014, (Q-SBLF)	262,464
250,000	Dundee Community School District School Building & Site GO, 5.38%, 05/01/2019, (Q-SBLF)	273,400
325,000	East Lansing School District School Building & Site GO, 5.35%, 05/01/2016, (Q-SBLF)	355,066
150,000	Galesburg-Augusta Community Schools GO, 5.38%, 05/01/2014, (Q-SBLF)	164,040
275,000	Gibraltar School District Judgement Bonds GO, 5.00%, 05/01/2007, (MBIA)	284,743
1,375,000	Michigan State Hospital Financial Authority Revenue Bonds, Series B-3, 2.50%, 11/15/2026, (MBIA)*	1,374,999
750,000	Michigan State Trunk Line Revenue Bonds, Series A, 5.25%, 11/01/2013	835,298
260,000	Mount Clemens Community School District GO, 5.00%, 05/01/2018, (FSA Q-SBLF)	281,232
245,000	Portage Public School Building & Site GO, 5.00%, 05/01/2014, (FSA)	264,147
150,000	St. John’s Public Schools GO, 5.00%, 05/01/2013, (FGIC Q-SBLF)	157,316

1,740,000	Stockbridge Community Schools GO, 5.00%, 05/01/2021, (FSA Q-SBLF)	1,858,876
150,000	Van Buren County GO, 5.00%, 05/01/2015, (AMBAC)	159,263
375,000	Warren Transportation Fund GO, 5.00%, 06/01/2016	395,168
915,000	West Bloomfield School District GO, 5.00%, 05/01/2016, (FSA)	1,001,329
500,000	Wyoming Building Authority GO, 5.00%, 05/01/2020, (MBIA)	538,320
190,000	Wyoming Sewer Disposal System Revenue Bonds, 5.00%, 06/01/2017, (MBIA)	207,241
245,000	Wyoming Sewer Disposal System Revenue Bonds, 5.00%, 06/01/2018, (MBIA)	264,115
400,000	Zeeland Public Schools GO, 5.00%, 05/01/2020, (Q-SBLF)	420,324

		9,802,082

MINNESOTA (0.5%):
400,000	Minnesota Public Facilities Authority Water Pollution Control Revenue Bonds, Series A, 5.13%, 03/01/2013	427,360

NEBRASKA (0.2%):
185,000	Douglas County School District No. 054 Ralston Public School GO, 4.60%, 12/15/2012, (FSA)	195,053

NEVADA (1.2%):
500,000	Washoe County GO, 5.00%, 06/01/2017, (MBIA)	512,180
525,000	Washoe County School District GO, 5.13%, 06/01/2011, (FGIC)	559,204

		1,071,384

NEW JERSEY (5.2%):
185,000	Evesham Municipal Utilities Authority Revenue Bonds, Series A, 4.00%, 07/01/2013, (AMBAC)	188,918
200,000	Freehold Regional High School District GO, 5.00%, 03/01/2018, (FGIC)	222,544
495,000	Gloucester County Authority Lease Revenue Bonds, Series A, 5.00%, 12/01/2018, (AMBAC)	534,798
105,000	New Jersey State Educational Facilities Authority, Drew University Revenue Bonds, Series C, 4.00%, 07/01/2013, (FGIC)	107,867
200,000	New Jersey State Transportation Authority Systems Revenue Bonds, Series A, 5.25%, 12/15/2012, (AMBAC)	220,906
1,000,000	New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, 5.25%, 12/15/2018	1,101,610
1,235,000	Passaic Valley Water Commission, Water Supply Revenue Bonds, 5.00%, 12/15/2018, (FSA)	1,376,778

960,000	Pleasantville School District GO, 5.00%, 02/15/2021, (MBIA)	1,033,094

		4,786,515

NEW MEXICO (1.2%):
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A, 5.00%, 06/01/2015	1,068,080

NEW YORK (5.8%):
1,000,000	Long Island Power Authority Electric System Revenue Bonds, Series H, 2.35%, 05/01/2033, (XLCA)*	1,000,000
1,000,000	New York State Energy Research & Development Authority Pollution Control Revenue Bonds, 2.09%, 08/01/2028, (AMBAC)*	1,000,000
1,000,000	New York State Energy Research & Development Authority Revenue Bonds, Series C, 1.10%, 08/01/2032, (MBIA)*	1,000,000
1,350,000	New York State Urban Development Corp. Revenue Bonds, Series B-8, 2.30%, 01/01/2030, (AMBAC)*	1,350,000
100,000	Sherrill School District GO, 5.00%, 06/15/2014, (FGIC-State Aid Withholding)	108,320
100,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series B, 5.00%, 11/15/2007	104,490
400,000	Webster Central School District GO, 5.00%, 06/15/2014, (FSA—State Aid Withholding)	439,936
300,000	William Floyd Union Free School District, Mastics-Moriches-Shirley GO, 5.00%, 06/15/2012, (MBIA-State Aid Withholding)	328,011

		5,330,757

NORTH CAROLINA (0.4%):
300,000	Brunswick County GO, 5.00%, 05/01/2015, (FGIC)	326,493

OHIO (2.9%):
100,000	Cincinnati GO, 5.00%, 12/01/2012	106,727
300,000	Cincinnati GO, 5.00%, 12/01/2015	321,285
175,000	Clearview Local School District School Improvement GO, 6.65%, 12/01/2017, (School District Credit Program)	222,525
320,000	Licking Heights Local School District GO, Series A, 5.00%, 12/01/2016, (MBIA)	350,406
335,000	Licking Heights Local School District GO, Series A, 5.00%, 12/01/2017, (MBIA)	365,398
350,000	Licking Heights Local School District GO, Series A, 5.00%, 12/01/2018, (MBIA)	380,268
420,000	Lorain City School District, Classroom Facilities Improvement GO, 5.00%, 12/01/2012, (MBIA-School District Credit Program)	459,254

310,000	Ohio State Parks & Recreation Facilities Revenue Bonds, Series II-A, 5.25%, 02/01/2017, (FSA)	343,461
100,000	Wellston City School District GO, 5.80%, 12/01/2013	115,159

		2,664,483

OREGON (0.4%):
335,000	Oregon State Department of Administrative Services GO, 5.00%, 12/01/2013	362,490

PENNSYLVANIA (0.1%):
115,000	New Castle Area School District GO, 4.40%, 03/01/2011, (MBIA-State Aid Withholding)	120,914

PUERTO RICO (0.6%):
500,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, 5.00%, 12/01/2012, (HUD Loan)	545,350

RHODE ISLAND (0.6%):
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, 5.00%, 06/15/2014, (FSA)	542,925

SOUTH CAROLINA (3.7%):
150,000	McCormick County School District GO, 5.00%, 03/01/2012, (SCSDE)	163,298
900,000	Richland County School District No. 001 GO, 4.75%, 03/01/2014, (SCSDE)	973,089
1,250,000	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series B-2, 2.65%, 02/01/2033, (AMBAC)*	1,250,000
1,000,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-2, 2.40%, 10/01/2031, (XLCA)*	1,000,000

		3,386,387

TENNESSEE (2.1%):
120,000	Kingsport GO, 5.00%, 03/01/2014, (AMBAC)	131,299
340,000	Kingsport GO, 5.00%, 03/01/2015, (AMBAC)	368,958
900,000	Kingsport Water & Sewer GO, Series B, 5.00%, 03/01/2014, (AMBAC)	984,744
425,000	Robertson County GO, 4.50%, 06/01/2014, (MBIA)	449,166

		1,934,167

TEXAS (9.3%):
1,260,000	Aledo Independent School District GO, Series A, 5.00%, 02/15/2020, (PSF-GTD)	1,346,674
110,000	Alief Independent School District GO, 5.00%, 02/15/2013, (PSF-GTD)	117,663

750,000	Allen Independent School District GO, 5.00%, 02/15/2021, (PSF-GTD)	797,069
500,000	Edcouch Elsa Independent School District GO, 5.00%, 02/15/2017, (PSF-GTD)	539,715
120,000	Euless GO, Series A, 5.00%, 02/15/2022, (AMBAC)	126,937
350,000	Frisco Independent School District School Building GO, Series B, 5.50%, 07/15/2013, (MBIA)	393,043
240,000	Garland GO, 4.50%, 02/15/2019	244,622
700,000	Grapevine GO, Series A, 5.00%, 08/15/2017, (MBIA)	755,601
470,000	Gregory Portland Independent School District GO, 5.50%, 08/15/2019, (PSF-GTD)	518,274
350,000	Klein Independent School District GO, 5.00%, 08/01/2018, (PSF-GTD)	373,993
255,000	Laredo GO, 5.38%, 08/15/2020, (FGIC)	275,754
220,000	McKinney GO, 5.20%, 08/15/2014, (FGIC)	233,187
210,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.70%, 10/01/2012, (AMBAC)	211,397
250,000	Montgomery County Municipal Utility District No. 47 Waterworks & Sewer GO, 6.13%, 10/01/2015, (AMBAC)	251,433
190,000	New Braunfels Independent School GO, 5.75%, 02/01/2014, (PSF-GTD)	209,882
150,000	San Antonio GO, 5.25%, 08/01/2013	165,636
295,000	San Felipe Del Rio Independent School District GO, 5.38%, 08/15/2016, (PSF-GTD)	323,600
100,000	Texas State Public Finance Authority Park & Wildlife GO, 5.50%, 10/01/2005	100,459
635,000	Texas State Public Finance Authority Park & Wildlife GO, 5.90%, 10/01/2017	701,269
105,000	Waller Independent School District GO, 5.13%, 02/15/2027, (PSF-GTD)	111,748
630,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, 5.50%, 11/15/2010, (AMBAC)	687,538

		8,485,494

VIRGINIA (1.3%):
1,100,000	Newport News GO, Series C, 5.00%, 05/01/2017	1,206,139

WASHINGTON (2.6%):
400,000	King County School District No. 403 Renton GO, 4.00%, 12/01/2005, (FSA-School Board Guaranty)	401,732
250,000	Snohomish County School District No. 006 Mukilteo GO, 5.35%, 12/01/2015, (School Board Guaranty)	274,328

500,000	Snohomish County School District No. 015 Edmonds GO, Series A, 5.00%, 12/01/2015, (FSA-School Board Guaranty)	548,595
100,000	Washington State GO, Series A, 4.75%, 07/01/2016	102,334
440,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2014, (MBIA)	476,709
575,000	Washington State, Motor Vehicle Fuel Tax GO, Series R4B, 5.00%, 07/01/2015, (MBIA)	619,712

		2,423,410

WEST VIRGINIA (0.3%):
275,000	West Virginia University Revenue Bonds, Series A, 5.50%, 04/01/2017, (MBIA)	314,232

WISCONSIN (6.0%):
135,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2013, (FSA)	146,530
145,000	Cedarburg School District GO, Series B, 5.00%, 03/01/2014, (FSA)	157,384
150,000	Door County GO, Series A, 5.25%, 09/01/2020, (FGIC)	163,040
100,000	Elmbrook School District GO, 3.90%, 04/01/2013	101,344
100,000	Fond Du Lac GO, 4.75%, 03/01/2015, (FGIC)	106,444
200,000	Fond Du Lac GO, 4.75%, 03/01/2016, (FGIC)	211,838
200,000	Fond Du Lac GO, 4.75%, 03/01/2017, (FGIC)	211,242
500,000	Fond Du Lac Promissory Notes GO, 4.40%, 05/01/2011, (FGIC)	518,825
100,000	Ladysmith Hawkins School District GO, 4.60%, 09/01/2014, (FGIC)	105,365
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, 4.60%, 12/01/2010, (FSA)	137,799
500,000	Milwaukee GO, Series B6, 5.00%, 10/01/2013	543,935
95,000	Oak Creek-Franklin Joint School District GO, 4.30%, 04/01/2007, (FGIC)	97,154
520,000	Osceola School District School Building GO, Series A, 5.13%, 05/01/2017, (FGIC)	552,895
775,000	Outagamie County GO, 5.50%, 04/01/2014	853,763
220,000	Two Rivers Public School District GO, 5.75%, 03/01/2012, (FSA)	243,410
505,000	Verona Area School District GO, Series A, 5.50%, 10/01/2012, (MBIA)	544,153
435,000	Waterford Graded Joint School District No. 1 GO, 4.75%, 04/01/2017, (FSA)	461,278
135,000	Whitewater GO, 4.38%, 09/01/2008, (FSA)	139,852

150,000	Wisconsin State Clean Water Revenue Bonds, Series 1, 4.60%, 06/01/2013	156,455

		5,452,706

Total MUNICIPAL BONDS (Cost $84,995,801)		86,804,919

INVESTMENT COMPANY (3.3%):
3,019,990	SEI Tax-Exempt Trust Money Market Fund	3,019,990

Total INVESTMENT COMPANY (Cost $3,019,990)		3,019,990

Total Investments (Cost $88,015,791) (a) - 98.1%		89,824,909
Other assets in excess of liabilities - 1.9%		1,750,928

NET ASSETS - 100.0%		$91,575,837

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,918,012
Unrealized depreciation	(108,894)

Net unrealized appreciation	$1,809,118

Aggregate cost for federal income tax purposes is substantially the same.

*	Variable rate security. Rate represents the rate in effect as of July 31, 2005. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance Inc.

GO — General Obligations

HUD — Insured by Department of Housing & Urban Development

MBIA — Insured by Municipal Bond Insurance Assoc.

PSF-GTD — Permanent School Fund Guarantee

Q-SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina State Department of Education

XLCA — XL Capital Insurance

See Notes to Portfolios of Investments.

Old Westbury Real Return Fund
Portfolio of Investments	July 31, 2005

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (44.2%):
CONSUMER STAPLES (1.1%):
133,000	Bunge Ltd.	$8,164,870

ENERGY (5.7%):
181,000	BJ Services Co.	11,039,190
177,000	Helmerich & Payne, Inc.	10,110,240
126,000	Murphy Oil Corp.	6,683,040
111,000	Occidental Petroleum Corp.	9,133,080
75,000	Smith International, Inc.	5,095,500

		42,061,050

FINANCIALS (3.0%):
1,092,000	Mitsubishi Estate Co. Ltd.	12,144,128
600	Nippon Residential Investment Corp.	3,432,384
211,000	Town & Country Trust (The)	6,127,440

		21,703,952

INDUSTRIALS (9.1%):
390,000	Chicago Bridge & Iron Co. N.V. - ADR	10,900,500
338,000	Golar LNG Ltd. (b)	4,461,600
1,717,000	Graftech International Ltd. (b)	8,911,230
350,000	Lindsay Manufacturing Co.	8,599,500
264,400	Maritrans, Inc.	6,998,668
2,017,000	Neptune Orient Lines Ltd.	4,364,226
2,940,000	Taisei Corp.	9,756,406
200,000	Tsakos Energy Navigation Ltd. - ADR	7,740,000
428,000	Westshore Terminals Income Fund	4,687,153

		66,419,283

MATERIALS (25.3%):
3,738,000	Abitibi-Consolidated, Inc. - ADR	17,830,260
536,000	Caraustar Industries, Inc. (b)	6,415,920
306,000	Freeport-McMoran Copper & Gold, Inc. - Class B	12,325,680
500,000	Georgia Gulf Corp.	15,865,000
703,500	Lihir Gold Ltd. - ADR (b)	13,901,160
1,173,691	Newcrest Mining Ltd.	14,563,400
445,000	NOVA Chemicals Corp.	15,575,000
2,000,000	Placer Dome, Inc.	27,740,001
665,000	Rock-Tenn Co. - Class A	8,957,550
1,779,000	Smurfit-Stone Container Corp. (b)	21,579,270
1,008,000	Vedanta Resources Plc	10,032,143
1,269,000	Votorantim Celulose e Papel S.A. - ADR	15,291,450
628,000	Wellman, Inc.	5,237,520

		185,314,354

Total COMMON STOCKS (Cost $297,803,344)		323,663,509

Contracts
OPTIONS (0.0%):
MATERIALS (0.0%):
1,000	Philadelphia Stock Exchange Gold & Silver Index, September 2005 95 Call Options	175,000

Total OPTIONS (Cost $260,500)		175,000

Principal Amount
U.S. GOVERNMENT AGENCIES (35.5%):
FEDERAL FARM CREDIT BANK (1.3%):
$3,500,000	2.92%, 6/20/2006	3,501,211
5,840,000	3.23%, 9/24/2007	5,838,674

		9,339,885

FEDERAL HOME LOAN BANKS (34.2%):
4,000,000	3.10%, 8/1/2005	4,000,000
50,000,000	3.18%, 8/3/2005	49,990,900
10,000,000	3.17%, 8/5/2005	9,996,478
28,000,000	3.22%, 8/12/2005	27,971,944
12,000,000	3.25%, 8/24/2005	11,974,848
5,000,000	3.31%, 9/14/2005	4,979,650
5,000,000	3.37%, 9/21/2005	4,976,415
33,900,000	3.36%, 9/23/2005	33,900,000
25,000,000	3.35%, 9/28/2005	24,865,875
38,000,000	3.41%, 10/5/2005	37,766,718
5,000,000	3.41%, 10/7/2005	4,968,360
35,000,000	3.44%, 10/14/2005	34,755,385

		250,146,573

Total U.S. GOVERNMENT AGENCIES (Cost $259,321,639)		259,486,458

U.S. GOVERNMENT SECURITIES (20.2%):
U.S. TREASURY NOTES (20.2%):
84,000,000	0.875%, 4/15/2010 (c)	82,802,609
61,000,000	1.875%, 7/15/2013 (c)	64,757,145

Total U.S. GOVERNMENT SECURITIES (Cost $151,822,351)		147,559,754

Shares
CASH SWEEP (0.3%):
1,901,075	Citibank IIS Money Market Deposit	1,901,075

Total CASH SWEEP (Cost $1,901,075)		1,901,075

Total Investments (Cost $711,108,909) (a) - 100.2%		732,785,796
Liabilities in excess of other assets - (0.2)%		(1,191,392)

NET ASSETS - 100.0%		$731,594,404

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$31,494,664
Unrealized depreciation	(9,817,777)

Net unrealized appreciation	$21,676,887

Aggregate cost for federal income tax purposes is substantially the same.

(b)	Non-income producing security.

(c)	Inflation protected security.

ADR – American Depositary Receipt

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Total Return Index, expiring 06/02/06 (Underlying notional amount at value $39,649,526)	380,000	$1,649,526
Commodity Index Swap Agreement based on the Dow Jones Gold Index, expiring 06/02/06 (Underlying notional amount at value $14,779,350)	150,000	(220,650)

Commodity Index Swap Agreement based on the Dow Jones Wheat Index, expiring 06/02/06 (Underlying notional amount at value $7,176,375)	75,000	(323,625)
Commodity Index Swap Agreement based on the Dow Jones Corn Index, expiring 06/02/06 (Underlying notional amount at value $7,991,700)	75,000	491,700

		$1,596,951

At July 31, 2005, the Real Return Fund’s open long futures contracts were as follows:

Number of Contracts	Contract Type	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
4,262	Canola	11/14/05	$20,570,059	$363,759
2,300	Corn	12/14/05	27,140,800	1,407,950
1,190	Cotton	12/07/05	31,394,565	(168,965)
1,000	Orange Juice	09/12/05	14,611,515	73,485
47	Orange Juice	11/08/05	703,260	8,085
400	Palladium	09/27/05	7,530,250	253,750
600	Palladium	12/28/05	11,792,745	18,255
300	Wheat	09/23/05	5,075,000	(158,750)
550	Wheat	12/14/05	9,321,250	228,125

			$128,139,444	$2,025,694

Futures collateralized by cash.

At July 31, 2005, the Real Return Fund’s written option contracts were as follows:

Number of Contracts	Expiration Date / Exercise Price	Premiums Received	Unrealized Appreciation
Written Put Options
550 Corn	December 2005 / 240	$549,175	$274,175

See Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. Organization: Old Westbury Funds, Inc. (the “Funds”), a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), is a diversified, open-end management investment company. The Funds’ Articles of Incorporation permit the Funds’ Board of Directors (the “Board”) to create an unlimited number of series, each of which is a separate class of shares. At July 31, 2005, the Funds consisted of seven separate investment portfolios (each portfolio individually referred to as a “Portfolio” and collectively as the “Portfolios”) which are presented herein:

Portfolio Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.
Old Westbury Global Small Cap Fund* (“Global Small Cap Fund”)	Long-term capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.
Old Westbury Real Return Fund** (“Real Return Fund”)	Real return over inflation.

*	Global Small Cap Fund commenced operations on April 7, 2005.

**	Real Return Fund commenced operations on April 29, 2005.

The Funds was incorporated under the laws of the state of Maryland on August 26, 1993 and commenced operations on October 22, 1993.

The Funds have authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss to be remote.

2. Significant Accounting Policies: The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on

NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or, in the case of the Global Small Cap Fund and International Fund, events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Portfolio securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect in good faith the fair value of such securities.

B. Futures Contracts. The Portfolios (except Municipal Bond Fund) may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Portfolios each day, depending on the daily fluctuations in fair value of the underlying security. The Portfolios recognize a gain or loss equal to the variation margin. These futures contracts permit the Portfolios to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Portfolios is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in United States dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into United States dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into United States dollars at the exchange rate on the dates of the transactions.

The International Fund and Global Small Cap Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Global Small Cap Fund, International Fund and Real Return Fund may enter into forward foreign currency contracts to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward foreign currency contract (“Forward”) is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Portfolio records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of July 31, 2005, the International Fund and Real Return Fund had the following open forward foreign currency contracts.

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
International Fund:
Euro / Short	08/01/05	$(5,564,691)	$(5,618,263)	$(53,572)
Real Return Fund:
Brazilian Real / Long	11/28/05	$5,877,833	$6,129,323	$251,490
Canadian Dollar / Long	08/02/05	$555,216	$557,167	$1,951
Japanese Yen / Long	11/07/05	$13,163,540	$12,445,145	$(718,395)
Singapore Dollar / Long	11/25/05	$7,578,973	$7,548,213	$(30,760)
Thai Baht / Long	11/25/05	$6,318,957	$6,049,840	$(269,117)

E. Swap Agreements. The Portfolios may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Portfolios of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements.”

F. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Portfolios and includes where applicable, the amortization of premiums and accretion of discounts.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Westbury Funds

By (Signature and Title)*	/s/ DAVID HUGHES
David Hughes, Treasurer

Date 9/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID HUGHES
David Hughes, Treasurer

Date 9/26/05

By (Signature and Title)*	/s/ MARC STERN
Marc Stern, President

Date 9/26/05

*	Print the name and title of each signing officer under his or her signature.